(2_FIDELITY_LOGOS)
VARIABLE INSURANCE PRODUCTS
FUND II: INVESTMENT GRADE BOND PORTFOLIO

ANNUAL REPORT
DECEMBER 31, 1996
CONTENTS



MARKET ENVIRONMENT                  3    A review of what happened in world markets
                                         during the last year.

PERFORMANCE                         4    How the fund has done over time.

FUND TALK                           5    The manager's review of fund performance, strategy
                                         and outlook.

INVESTMENTS                         6    A complete list of the fund's investments with their
                                         market values.

FINANCIAL STATEMENTS                10   Statements of assets and liabilities, operations, and
                                         changes in net assets, as well as financial highlights.

NOTES                               12   Notes to the financial statements.

REPORT OF INDEPENDENT ACCOUNTANTS   14   The auditors' opinion.

DISTRIBUTIONS                       15



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED
BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
MARKET ENVIRONMENT


Most stock and bond markets posted positive returns in 1996, aided by moderate growth and low inflation. Sustained corporate earnings growth and a favorable interest rate environment also proved beneficial. Japan, however, was the major exception as an underperforming stock market and a weak yen undermined returns for U.S.-based investors. The strongest gains came from the often-volatile emerging bond markets in 1996, while performance of the bond markets of developed countries was mixed.
U.S. STOCK MARKETS
The Standard & Poor's 500 Index - a broad measure of U.S. stock market performance - rose 22.96% for the 12 months that ended December 31, 1996, well above the index's long-term average annual return of about 12%. The Russell 2000 Index - a measure of small stock performance - rose 16.49%. The Dow Jones Industrial Average - an index of 30 blue-chip stocks - posted a return of 28.70%, closing above 6500 for the first time in November.
The U.S. stock market spent much of the past year breaking price and trading volume records. Solid corporate earnings reports, large cash inflows into mutual funds, widespread optimism and a generally favorable interest rate environment propelled share prices higher. Large-capitalization stocks thrived as investors sought their lower volatility and higher degree of liquidity over smaller-cap stocks in an environment where it was sometimes difficult to discern the health of the economy.
Most industry sectors experienced positive, if not strong performance. At mid-year, technology stocks suffered from a sell-off sparked by fears that company earnings were weakening. Nevertheless, this sector proved to be the strongest in the U.S. market in 1996. Earnings surprises and positive earnings projections were the main drivers of solid performance, especially among semiconductor manufacturers, companies that make disk drives and monitors, and software firms. Even though consensus estimates pointed toward increases in short-term interest rates by the Fed, financial stocks
- usually sensitive to changes in interest rates - shrugged off this concern and posted solid performance based on low interest rates and positive business prospects. Energy stocks reaped the benefits of higher-than-expected energy prices, which resulted in part from the delayed re-entry of Iraq into the world market. Uncertainty over the direction of the economy benefited consumer nondurables - such as food, beverage and tobacco companies - health care and traditional big-name growth stocks, as these companies tend to post steady earnings growth in many economic environments.
Utilities stocks struggled in 1996 for two reasons. First, and most important, uncertainty over the direction and form of deregulation in the sector tended to diminish investor interest. Second, stocks in the sector tend to move in concert with bonds, which lagged due to periodic inflation fears and confusing economic signals. Stocks in the telecommunications field especially were affected by uncertainty over legislation signed into law in February 1996. Biotechnology issues had a hard time recovering from a correction in stock prices from overvalued levels that they experienced earlier in 1996. Cyclical stocks - those that usually rise and fall with the economy - posted mixed results that largely depended on the outlook for companies in the specific sector rather than the direction of the economy. FOREIGN STOCK MARKETS
Foreign stock markets posted mixed results in 1996. The Morgan Stanley Capital International (MSCI) EAFE Index - which measures stock performance in Europe, Australia and the Far East - returned 6.05% in 1996. Europe posted the most consistently strong equity markets due to stronger economic growth, lower interest rates, higher corporate earnings, the relative weakness of the continent's major currencies and a new emphasis on shareholder friendliness by many of the region's corporations. The MSCI Europe Index was up 21.09% in 1996. The Japanese stock market underperformed on the weakness of the economic recovery and the uncertainty for any substantial economic reform. The Tokyo Stock Exchange TOPIX Total Return Index was off 16.26%. Emerging market equity performance ran the gamut from negative to positive, with the MSCI Emerging Markets Free Index returning 6.03% for 1996. While Hong Kong was a top performer - benefiting from the rising value of the property sector, solid economic growth and stable interest rates - other Asian markets posted mixed returns as concerns rose over declining export growth in the region. Latin America enjoyed a strong first half, but faded toward the end of 1996 due to low domestic savings rates and inefficient governments, among other factors. U.S. BOND MARKETS
Uncertainty over the direction of the economy led to mixed performance in U.S. bond markets in 1996. For the year, the Lehman Brothers Aggregate Bond Index - a broad measure of the performance of the U.S. taxable bond market
- posted a total return of 3.63%. Stronger-than-expected economic signals rattled the bond market in the early spring. Investors spent most of the summer anticipating a short-term interest rate increase by the Federal Reserve Board. However, the Fed neither raised nor lowered rates through the end of 1996. Interest rates responded to the Fed's inaction by falling during much of October and November. In December, though, bond prices dropped due to inflation concerns, stronger-than-expected economic data and comments by Fed Chairman Alan Greenspan that the stock markets may be overvalued.
FOREIGN BOND MARKETS
While low inflation and moderate growth helped provide a positive backdrop for most bond markets in 1996, performance in overseas bond markets was mixed. The Salomon Brothers World Government Bond Index - a measure of government bond market performance in developed nations - returned 3.62% for the 12 months that ended December 31, 1996. In Europe, focus centered on the continuing progress toward the European Monetary Union (EMU). Attractive opportunities arose as countries worked to meet the requirements for joining the EMU. However, Germany and Japan - two of the larger components of the Salomon Brothers World Government Bond Index - experienced currency problems that hurt returns. In stark contrast to the developed world, the often-volatile emerging debt markets enjoyed a particularly strong year, helped by inflows of foreign capital, low interest rates and the implementation of country-specific reforms - especially in Latin America. The J.P. Morgan Emerging Markets Bond Index - of which Latin America is a large component - posted a return of 34.16% during the period.
VARIABLE INSURANCE PRODUCTS FUND II: INVESTMENT GRADE BOND PORTFOLIO PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996        PAST 1   PAST 5   LIFE OF
                                       YEAR     YEARS    FUND

INVESTMENT GRADE BOND                  3.19%    6.64%    8.19%

Lehman Brothers Aggregate Bond Index   3.63%    7.04%    n/a

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. You can compare these figures to the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. This benchmark includes reinvested dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. Bond prices, for
example, generally move in the opposite
direction of interest rates. In turn, the share price,
return, and yield of a fund that invests in bonds
will vary. That means if you sell your shares
during a market downturn, you might lose
money. But if you can ride out the market's ups
and downs, you may have a gain.
(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, December 5, 1988.
If Fidelity had not reimbursed certain fund expenses, the life of fund total return figures would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960930 19961009 151627 S00000000000001
             Invest. Grade  Bond         LB Aggregate Bond
             00227                       LB001
  1988/12/31      10000.00                    10000.00
  1989/01/31      10086.92                    10143.88
  1989/02/28      10109.25                    10070.36
  1989/03/31      10172.02                    10113.90
  1989/04/30      10285.31                    10325.54
  1989/05/31      10399.91                    10596.87
  1989/06/30      10600.00                    10919.52
  1989/07/31      10765.35                    11151.64
  1989/08/31      10679.56                    10986.42
  1989/09/30      10721.69                    11042.65
  1989/10/31      10887.69                    11314.55
  1989/11/30      10981.36                    11422.39
  1989/12/31      11026.21                    11452.96
  1990/01/31      11001.11                    11316.86
  1990/02/28      11063.52                    11353.48
  1990/03/31      11097.11                    11361.84
  1990/04/30      11101.82                    11257.75
  1990/05/31      11276.11                    11591.07
  1990/06/30      11364.07                    11777.05
  1990/07/31      11476.89                    11939.97
  1990/08/31      11475.79                    11780.51
  1990/09/30      11520.66                    11877.97
  1990/10/31      11521.38                    12028.78
  1990/11/30      11590.77                    12287.71
  1990/12/31      11711.43                    12479.17
  1991/01/31      11735.04                    12633.43
  1991/02/28      11853.10                    12741.27
  1991/03/31      12053.80                    12828.93
  1991/04/30      12230.89                    12967.91
  1991/05/31      12325.33                    13043.74
  1991/06/30      12348.94                    13037.11
  1991/07/31      12455.20                    13217.90
  1991/08/31      12714.93                    13503.94
  1991/09/30      12951.04                    13777.57
  1991/10/31      13092.71                    13930.97
  1991/11/30      13234.39                    14058.71
  1991/12/31      13629.42                    14476.23
  1992/01/31      13494.11                    14279.29
  1992/02/29      13567.97                    14372.13
  1992/03/31      13543.27                    14291.11
  1992/04/30      13642.04                    14394.34
  1992/05/31      13851.92                    14665.96
  1992/06/30      14012.41                    14867.80
  1992/07/31      14296.36                    15171.13
  1992/08/31      14382.78                    15324.82
  1992/09/30      14555.62                    15506.47
  1992/10/31      14370.44                    15300.89
  1992/11/30      14333.40                    15304.35
  1992/12/31      14536.36                    15547.71
  1993/01/31      14841.14                    15845.85
  1993/02/28      15093.07                    16123.24
  1993/03/31      15159.39                    16190.42
  1993/04/30      15252.23                    16303.16
  1993/05/31      15278.75                    16323.92
  1993/06/30      15570.53                    16619.76
  1993/07/31      15676.64                    16713.76
  1993/08/31      15955.15                    17006.72
  1993/09/30      16034.73                    17053.43
  1993/10/31      16114.31                    17117.15
  1993/11/30      16034.73                    16971.54
  1993/12/31      16129.93                    17063.52
  1994/01/31      16312.59                    17293.91
  1994/02/28      16045.19                    16993.45
  1994/03/31      15678.93                    16574.49
  1994/04/30      15538.06                    16442.14
  1994/05/31      15495.80                    16439.84
  1994/06/30      15453.53                    16403.51
  1994/07/31      15707.10                    16729.33
  1994/08/31      15721.19                    16750.09
  1994/09/30      15552.14                    16503.56
  1994/10/31      15566.23                    16488.86
  1994/11/30      15594.40                    16452.24
  1994/12/31      15523.97                    16565.84
  1995/01/31      15749.36                    16893.69
  1995/02/28      16053.30                    17295.35
  1995/03/31      16155.46                    17401.46
  1995/04/30      16374.37                    17644.53
  1995/05/31      17031.09                    18327.33
  1995/06/30      17162.44                    18461.69
  1995/07/31      17104.06                    18420.46
  1995/08/31      17308.38                    18642.77
  1995/09/30      17468.91                    18824.14
  1995/10/31      17702.41                    19068.94
  1995/11/30      17965.10                    19354.69
  1995/12/31      18213.20                    19626.31
  1996/01/31      18329.95                    19756.64
  1996/02/29      17995.20                    19413.22
  1996/03/31      17857.01                    19278.28
  1996/04/30      17749.53                    19169.86
  1996/05/31      17718.82                    19130.94
  1996/06/30      17933.78                    19387.85
  1996/07/31      17979.84                    19440.90
  1996/08/31      17964.49                    19408.32
  1996/09/30      18256.22                    19746.55
  1996/10/31      18655.43                    20183.96
  1996/11/30      18962.52                    20529.68
  1996/12/31      18793.62                    20338.80
IMATRL PRASUN   SHR__CHT 19960930 19961009 151629 R00000000000123

Let's say hypothetically that $10,000 was invested in Investment Grade Bond Portfolio on December 31, 1988, shortly after the fund started. By December 31, 1996, the value of the investment would have grown to $18,794 - an 87.94% increase on the initial investment. With reinvested dividends and capital gains, if any, a $10,000 investment in the Lehman Brothers Aggregate Bond Index would have grown to $20,339 over the same period - a 103.39% increase.
INVESTMENT SUMMARY
QUALITY DIVERSIFICATION AS OF DECEMBER 31, 1996
(MOODY'S RATINGS)   % OF FUND'S
                    INVESTMENTS

Aaa                 62.7

Aa                  2.8

A                   12.6

Baa                 9.7

Ba                  1.9

B                   0.0

Not rated           0.5

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE
UNAVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AS OF DECEMBER 31, 1996, ACCOUNT FOR 0.5% OF THE FUND'S INVESTMENTS.
AVERAGE YEARS TO MATURITY AS OF DECEMBER 31, 1996
Years   8.3

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1996
                  % OF FUND'S
                  INVESTMENTS

Finance           13.5

Energy            1.9

Utilities         1.9

Technology        1.8

Media & Leisure   1.3

VARIABLE INSURANCE PRODUCTS FUND II: INVESTMENT GRADE BOND PORTFOLIO FUND TALK: THE MANAGER'S OVERVIEW



An interview with Michael Gray, Portfolio Manager of Investment Grade Bond Portfolio
Q. HOW DID THE FUND PERFORM, MICHAEL?
A. For the 12-month period that ended December 31, 1996, the fund trailed the Lehman Brothers Aggregate Bond Index, which returned 3.63% for the period.
Q. CAN YOU CHARACTERIZE THE ATMOSPHERE IN WHICH YOU
WERE INVESTING?
A. It was really a tale of two periods. During the first six months of 1996, a stronger-than-expected economy caught many investors off guard. We went from anticipating an easing of interest rates by the Federal Reserve Board to expecting an increase in rates. Investors also showed concerns over inflation creeping into the picture. The second half of 1996 was a different story. The economy weakened some, and inflation fears subsided. Optimism was further buoyed when the Fed announced in the fall that an interest rate increase was unnecessary. Other factors contributing to the more favorable second half included an improved budget deficit situation and the strong showing by the stock market.
Q. THERE SEEMED TO BE INTENSE SCRUTINY OF FED POLICY DURING THE PERIOD. DID THIS AFFECT YOUR STRATEGY AT ALL?
A. While there is always concern over what the Fed will do in terms of monetary policy, it may have been a bit more intensified in 1996. This type of attention doesn't affect how I manage the fund. I do watch economic indicators closely, but I'm not trying to time the daily hiccups of the market. While my duration-neutral focus may not allow me to reap all the rewards of a big market rally, the fund will most likely benefit from not being on the wrong side in a downturn.
Q. YOU'VE INCREASED YOUR CORPORATE BOND EXPOSURE SLIGHTLY. HOW DID CORPORATES PERFORM DURING THE PERIOD?
A. The prolonged stability of the economy, coupled with very low inflation, translated into bright results for corporates. While the demand for spread products - instruments offering advantageous yields relative to Treasuries
- was high, there was somewhat of a dichotomy in that spreads weren't all that attractive. Corporate valuations were rich and got richer as the period progressed. I sought the issues that I thought would most benefit the fund, but the valuation situation will be something worth monitoring in the months ahead. While some feel corporates may have reached their ceiling, I'll continue to invest in them until I see a reason not to.
Q. HOW DID MORTGAGE-BACKED ISSUES FARE DURING THE PERIOD? DID YOU FOLLOW ANY PARTICULAR STRATEGY IN TERMS OF MORTGAGES?
A. The mortgage market kept pace with the corporate market, due largely to the demand for the spread products I just mentioned. I had a slightly underweighted position compared to my index in mortgages throughout most of the period, but did try to buy more discounted mortgage-backed issues. Discounted mortgages are less susceptible to prepayment risk than those with current coupons. If we're at a certain rate level and rates drop or rise slightly, this will have a big impact on a current coupon mortgage. When a mortgage bond is already at a discount, however, a slight variation in rates won't have as much of an effect.
Q. WERE THERE ANY OTHER INVESTMENTS THAT CAUGHT YOUR EYE?
A. I owned a fair amount of yankee bonds, which are issued by foreign entities and denominated in U.S. dollars. The benefits of yankees are that they often trade cheaper relative to domestic corporates, and they frequently carry better credit quality characteristics. The fund's Canadian yankee issues contributed positively to performance.
Q. WHAT'S YOUR OUTLOOK GOING FORWARD?
A. It's been a favorable environment overall, and I think we could see a continuation of the trends that we saw in 1996. The economy is progressing along with moderate growth, and inflation should remain low, both of which could result in continued strength in the corporate sector. Regarding valuations, however, I'm somewhat cautious. Valuations were expensive in 1996, and I'll be monitoring any developments there.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks to provide a high rate of income consistent with reasonable risk, by investing in a broad range of investment-grade, fixed-income securities; in addition, the fund seeks to protect capital
START DATE: December 5, 1988
SIZE: as of December 31, 1996, more than $228 million
MANAGER: Michael Gray, since 1995; joined
Fidelity in 1982
(checkmark)
NOTE TO SHAREHOLDERS: Kevin Grant became portfolio manager of the fund on February 3, 1997, after the period ended.
VARIABLE INSURANCE PRODUCTS FUND II: INVESTMENT GRADE BOND PORTFOLIO INVESTMENTS DECEMBER 31, 1996

Showing Percentage of Total Value of Investment in Securities


NONCONVERTIBLE BONDS - 27.0%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
AEROSPACE & DEFENSE - 0.7%
Lockheed Martin Corp.:
 7.70%, 6/15/08 A3 $ 500,000 $ 523,115
 7 3/4%, 5/1/26 A3  1,000,000  1,038,680
  1,561,795
BASIC INDUSTRIES - 0.4%
CHEMICALS & PLASTICS - 0.4%
Praxair, Inc., 6.90%, 11/1/06 A3  1,000,000  996,900
DURABLES - 0.9%
TEXTILES & APPAREL - 0.9%
Levi Strauss & Co.
 7%, 11/1/06 (c) Baa2  2,000,000  1,988,240
ENERGY - 1.9%
ENERGY SERVICES - 0.9%
Petroliam Nasional BHD yankee (c):
 6 7/8%, 7/1/03 A1  1,040,000  1,041,487
 7 1/8%, 10/18/06 A+  1,000,000  1,009,150
  2,050,637
OIL & GAS - 1.0%
Husky Oil Ltd. yankee
 6 7/8%, 11/15/03 Baa3  500,000  496,380
Petro-Canada
 8.60%, 10/15/01 A3  750,000  803,528
Petro-Canada, Inc. yankee
 7 7/8%, 6/15/26 Baa1  500,000  526,095
Ras Laffan Liquid Natural
 Gas Co. Ltd. 7.628%,
 9/15/06 (c) A3  500,000  501,900
  2,327,903
TOTAL ENERGY   4,378,540
FINANCE - 13.5%
ASSET-BACKED SECURITIES - 3.1%
Discover Card Master Trust I
 6.90%, 2/16/00 A2  260,000  260,975
Ford Credit Auto Loan Master
 Trust 7 3/8%, 4/15/99 Aaa  500,000  502,030
Ford Credit Grantor Trust
 5.90%, 10/15/00  Aaa  627,750  627,652
Green Tree Financial Corp.
 6.10%, 4/15/27 Aaa  1,019,401  1,010,004
KeyCorp Auto Grantor Trust
 5.80%, 7/15/00 A3  59,888  59,852
Premier Auto Trust:
 4.90%, 12/15/98 Aaa  262,209  260,939
 8.05%, 4/4/00 Aaa  1,430,000  1,464,856
 6%, 5/6/00  Aaa  500,000  500,000
Railcar Trust 7 3/4%, 6/1/04 Aaa  797,610  831,259
Sears Credit Account
 Master Trust II 7%, 1/15/04 Aaa  1,000,000  1,018,750
Standard Credit Card Master
 Trust I 7.65%, 2/15/00 A2  150,000  152,438
Union Federal Savings
 Bank Grantor Trust
 8.20%, 1/10/01 Baa2  62,803  63,651
  6,752,406

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
BANKS - 5.8%
ABN Amro Bank NV
 6 5/8%, 10/31/01 Aa3 $ 1,000,000 $ 1,000,350
BankBoston Captial Trust I
 7 3/4%, 12/15/26 (c) Baa1  1,080,000  1,037,171
Banponce Corp.:
 5 3/4%, 3/1/99 A3  370,000  364,361
 6.378%, 4/8/99 A3  430,000  428,198
Citicorp euro 5%, 1/30/98 (d) A2  500,000  500,000
Corporacion Andina de Fomento
 yankee 7.10%, 2/1/03 Baa2  1,000,000  1,001,380
First Fidelity Bancorp
 8 1/2%, 4/1/98 A2  250,000  256,885
First Maryland Bancorp
 10 3/8%, 8/1/99 Baa1  500,000  544,885
Firstar Corp. 7.15%, 9/1/00 A3  640,000  645,990
Kansallis-Osake-Pankki
 10%, 5/1/02 A3  260,000  295,074
KeyCorp 8.40%, 4/1/99 A2  310,000  323,395
HSBC Americas, Inc.
 8 5/8%, 3/1/97 Baa1  250,000  250,915
Mellon Financial Co.
 6 1/2%, 12/1/97 A2  200,000  200,758
Merita Bank Ltd. yankee
 6 1/2%, 1/15/06 A3  1,000,000  952,690
Midland Bank PLC yankee
 7 5/8%, 6/15/06 A1  700,000  724,822
National City Corp.
 5.67%, 1/31/97 (d) A2  850,000  850,094
Signet Banking Corp. 5.63%,
 5/15/97 (d) Baa2  350,000  349,146
Signet Bank 7.80%, 9/15/06 Baa1  500,000  518,755
Sovran Financial Corp.
 9 3/4%, 6/15/99 A2  770,000  828,289
Union Planters Corp.
 6 3/4%, 11/1/05 Baa2  400,000  387,784
Union Planters National Bank
 6.81%, 8/20/01 A3  500,000  501,875
Wells Fargo Capital B 7.95%,
 12/1/26 (c) A1  1,080,000  1,070,928
  13,033,745
CREDIT & OTHER FINANCE - 4.1%
AT&T Capital Corp.:
 6.02%, 12/1/98 Baa3  1,000,000  996,270
 6.16%, 12/3/99 Baa3  500,000  496,165
BCH Cayman Islands Ltd.
 yankee 7.70%, 7/15/06 A3  500,000  516,585
Chase Capital I
 7.67%, 12/1/26 A1  1,300,000  1,271,101
Finova Capital Corp.
 6.14%, 11/2/98 Baa1  400,000  399,516
First Securities Capital I
 8.41%, 12/15/26 (c) A3  500,000  504,975
General Electric Capital Corp.
 6.94%, 4/13/09 (b) Aaa  1,000,000  1,013,970
General Motors Acceptance Corp.:
 5.65%, 12/15/97 A3  1,000,000  998,580
 5 3/8%, 3/9/98 A3  1,400,000  1,392,244
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
Keycorp Institutional Capital A
 7.826%, 12/1/26 (c) Aa $ 1,080,000 $ 1,059,480
Secured Finance, Inc. gtd.
 secured 9.05%, 12/15/04 Aaa  500,000  563,545
  9,212,431
INSURANCE - 0.5%
Nationwide Mutual Insurance Co.
 6 1/2%, 2/15/04 (c) A1  130,000  126,152
SunAmerica, Inc.
 6.20%, 10/31/99 Baa1  1,000,000  995,530
  1,121,682
TOTAL FINANCE   30,120,264
HEALTH - 0.8%
MEDICAL FACILITIES MANAGEMENT - 0.8%
Columbia/HCA Healthcare Corp.:
 6 1/2%, 3/15/99 A2  1,000,000  1,004,770
 6 7/8%, 7/15/01 A3  750,000  758,903
  1,763,673
INDUSTRIAL MACHINERY & EQUIPMENT - 0.5%
POLLUTION CONTROL - 0.5%
WMX Technologies, Inc.
 6 1/4%, 4/1/99 A1  1,200,000  1,199,292
MEDIA & LEISURE - 1.3%
LODGING & GAMING - 1.2%
Circus Circus Enterprises, Inc.:
 6.45%, 2/1/06 Baa2  1,000,000  946,660
 7%, 11/15/36 Baa2  750,000  732,713
Mirage Resorts, Inc.
 7 1/4%, 10/15/06 Baa2  1,000,000  1,006,700
  2,686,073
RESTAURANTS - 0.1%
Darden Restaurants, Inc.
 6 3/8%, 2/1/06 Baa1  310,000  287,479
TOTAL MEDIA & LEISURE   2,973,552
NONDURABLES - 0.7%
FOODS - 0.7%
Ralcorp Holdings, Inc.
 8 3/4%, 9/15/04 Ba1  1,335,000  1,458,821
RETAIL & WHOLESALE - 0.8%
GENERAL MERCHANDISE STORES - 0.6%
Dayton Hudson Corp.
 6.40%, 2/15/03 Baa1  500,000  486,935
J C Penney, Inc.
 6.90%, 8/15/26 A1  250,000  252,785
Sears, Roebuck & Co.
 9.23%, 8/6/98 A2  450,000  471,438
  1,211,158
GROCERY STORES - 0.2%
Kroger Co. 8.15%, 7/15/06 Ba1  500,000  517,630
TOTAL RETAIL & WHOLESALE   1,728,788

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
SERVICES - 0.6%
LEASING & RENTAL - 0.6%
Ryder System, Inc.
 9 1/4%, 5/15/01 A3 $ 1,190,000 $ 1,304,169
TECHNOLOGY - 1.8%
COMPUTERS & OFFICE EQUIPMENT - 1.8%
Comdisco, Inc.:
 9 3/4%, 1/15/97 Baa1  200,000  200,172
 7 3/4%, 1/29/97 Baa2  700,000  700,945
 6 3/8%, 11/30/01 Baa1  3,200,000  3,148,480
  4,049,597
TRANSPORTATION - 1.2%
AIR TRANSPORTATION - 1.2%
AMR Corp.
 9.55%, 3/6/98 Baa3  400,000  415,040
Delta Air Lines, Inc.:
 equipment trust certificate
  8.54%, 1/2/07 Baa1  434,123  461,330
 10 1/2%, 4/30/16 Baa1  1,000,000  1,221,640
United Airlines Pass Through
 Trust 7.27%, 1/30/13 Baa1  610,000  590,669
  2,688,679
UTILITIES - 1.9%
CELLULAR - 0.9%
360 Degrees Communications Co.:
 7 1/8%, 3/1/03 Ba2  1,120,000  1,106,459
 7 1/2%, 3/1/06 Ba2  1,000,000  991,910
  2,098,369
ELECTRIC UTILITY - 0.4%
British Columbia Hydro &
 Power Authority yankee
 12 1/2%, 1/15/14 Aa2  360,000  415,796
Israel Electric Corp. Ltd. yankee
 7 1/4%, 12/15/06 (c) A3  500,000  497,110
  912,906
GAS - 0.6%
Florida Gas Transmission Co.
 7 3/4%, 11/1/97 (c) Baa2  220,000  223,071
Southwest Gas Corp.
 9 3/4%, 6/15/02 Baa2  1,000,000  1,127,840
  1,350,911
TOTAL UTILITIES   4,362,186
TOTAL NONCONVERTIBLE BONDS
 (Cost $60,371,493)   60,574,496
U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS - 40.0%
U.S. TREASURY OBLIGATIONS - 29.5%
 6 1/8%, 3/31/98 Aaa  6,710,000  6,742,476
 9 1/4%, 8/15/98 Aaa  9,950,000  10,467,699
 8 7/8%, 11/15/98 Aaa  1,332,000  1,401,517
 8 7/8%, 2/15/99 Aaa  130,000  137,536
 6 3/4%, 6/30/99 Aaa  500,000  508,830
 7 3/4%, 12/31/99 Aaa  7,332,000  7,668,832
 11 7/8%, 11/15/03 Aaa  3,000,000  3,913,590
U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
U.S. TREASURY OBLIGATIONS - CONTINUED
 7%, 7/15/06 Aaa $ 500,000 $ 519,455
 12 3/4%, 11/15/10
  (callable) Aaa  1,367,000  1,934,947
 13 7/8%, 5/15/11 Aaa  30,000  45,291
 12%, 8/15/13 (callable) Aaa  3,140,000  4,491,676
 9%, 11/15/18 Aaa  11,400,000  14,305,176
 8 7/8%, 2/15/19 Aaa  8,455,000  10,496,122
 8 1/8%, 8/15/19 Aaa  2,200,000  2,544,784
 6%, 2/15/26 Aaa  790,000  719,026
  65,896,957
U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.5%
Farm Credit System Financial
 Assistance Corp. 9 3/8%,
 7/21/03 Aaa  305,000  351,037
Federal Home Loan Bank:
 6.365%, 4/9/01 Aaa  1,565,000  1,569,883
 6.225%, 10/17/02 Aaa  1,000,000  990,160
 7.31%, 6/16/04 Aaa  4,155,000  4,327,682
 7.36%, 7/1/04 Aaa  1,000,000  1,043,120
 7.66%, 7/20/04 Aaa  1,940,000  2,056,710
 7.56%, 9/1/04 Aaa  310,000  325,829
 6.46%, 12/15/04 Aaa  1,745,000  1,724,008
Federal Home Loan
 Mortgage Corp.:
  8.115%, 1/31/05 Aaa  640,000  696,602
  6.783%, 8/18/05 Aaa  1,000,000  1,006,870
Federal National Mortgage
 Association 6.85%, 8/22/05 Aaa  1,000,000  1,012,500
Government Trust Certificates
 (assets of Trust guaranteed
 by U.S. Government through
 Defense Security Assistance
 Agency):
  Class 1-C, 9 1/4%,
   11/15/01 Aaa  189,691  203,042
  Class 2-E, 9.40%,
   5/15/02 Aaa  988,328  1,059,892
  Class T-2, 9 5/8%,
   5/15/02 Ba3  76,093  81,529
Guaranteed Export Trust Certificates
 (assets of Trust guaranteed by
 U.S. Government through
 Export-Import Bank) Series
 1994-C 6.61%, 9/15/99 Aaa  68,797  69,358
Guaranteed Trade Trust Certificates
 (assets of Trust guaranteed
 by U.S. Government through
 Export-Import Bank) Series
 1994-A 7.39%, 6/26/06 Aaa  513,000  530,429
Private Export Funding Corp.
 secured 6.24%, 5/15/02 Aaa  220,000  217,703

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
State of Israel (guaranteed by
 U.S. Government through
 Agency for International
 Development):
  7 3/4%, 4/1/98 Aaa $ 60,069 $ 60,939
  4 7/8%, 9/15/98 Aaa  190,000  186,637
  7 1/8%, 8/15/99 Aaa  435,000  445,221
  7 3/4%, 11/15/99 Aaa  144,000  149,763
  6.86%, 4/30/04 Aaa  718,875  729,378
  6 3/4%, 8/15/04 Aaa  1,000,000  1,012,490
  5.89%, 8/15/05 Aaa  690,000  654,945
  8 1/2%, 4/1/06 Aaa  1,750,000  1,911,000
U.S. Housing & Urban Development:
 8.27%, 8/1/03 Aaa  415,000  453,350
 8.24%, 8/1/04 participation
 certificate Aaa  500,000  547,960
  23,418,037
TOTAL U.S. GOVERNMENT AND
 GOVERNMENT AGENCY OBLIGATIONS
 (Cost $87,788,352)   89,314,994
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES - 16.9%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.9%
 7%, 5/1/01  Aaa  183,028  184,285
 8 1/2%, 3/1/20  Aaa  1,693,352  1,774,091
  1,958,376
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 11.4%
 5 1/2%, 5/1/00 to 7/1/01  Aaa  2,846,983  2,724,194
 6%, 3/1/01 to 4/1/11  Aaa  13,067,954  12,717,779
 6 1/2%, 1/1/26 to 5/1/26  Aaa  8,383,107  8,000,874
 8 1/2%, 12/1/24 to 9/1/26  Aaa  1,902,682  1,940,758
  25,383,605
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.6%
 6%, 8/15/08 to 4/15/11 Aaa  5,749,836  5,578,300
 8%, 2/15/17 to 7/15/26 Aaa  2,387,651  2,441,045
 10%, 7/15/13 to 11/15/24 Aaa  2,069,137  2,277,020
  10,296,365
TOTAL U.S. GOVERNMENT AGENCY -
 MORTGAGE-BACKED SECURITIES
 (Cost $37,180,266)   37,638,346
COMMERCIAL MORTGAGE SECURITIES - 3.5%
CS First Boston Mortgage
 Securities Corp. Series:
  1994-CFB1 Class A-1,
   5.93%, 1/25/28 (d) Aaa  280,531  280,356
  1995-AEWI Class A1,
   6.665%, 11/25/27 AAA  222,014  222,499
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
Equitable Life Assurance Society
 of the United States (c):
 Series 1996-1:
  Class B1, 7.33%, 5/15/06 Aa2 $ 500,000 $ 514,531
  Class C1, 7.52%, 5/15/06 A2  500,000  516,875
 sequential pay Series 174
  Class A1, 7.24%, 5/15/06 Aaa  1,000,000  1,033,750
Lennar Central Partner LP
 floater Series 1994-1 Class B,
 6.38%, 9/15/01 (c)(d) -  338,128  338,128
Meritor Mortgage Security Corp.
 Series 1987-1 Class A3,
 9.40%, 6/1/99 Baa3  90,128  90,016
Nomura Asset Securities Corp.
 floater Series 1994-MD-II
 Class A-6, 6.66%, 7/4/03 (d) -  179,477  180,879
Oregon Commercial Mortgage,
 Inc. Series 1995-1 Class A,
 7.15%, 6/25/23 (c) AAA  298,181  298,740
Resolution Trust Corp. commercial Series :
 1995-C1 Class A-2B,
  6.55%, 2/25/27 Aaa  270,641  269,965
 1995-C1 Class A-4B,
  6.65%, 2/25/27 Aaa  740,000  737,919
Resolution Trust Corp. floater Series (d):
 1993-C2 Class A-2,
 6.62%, 3/25/25 AAA  410,984  410,984
 1994-C1 Class A-3,
 6.30%, 6/25/26 AAA  277,992  278,513
SC Finance Corp. floater
 6.93%, 8/1/04 (c)(d) -  600,000  602,625
Structured Asset Securities
 Corp. Series:
  1993-C1, Class A-1,
   6.60%, 10/25/24 AA+  80,787  80,661
  1996 Class A-2A,
   7 3/4%, 2/25/28 AAA  1,146,122  1,161,523
Wells Fargo Capital Markets
 Apartment Financing Trust
 6.56%, 12/29/05 (c) Aaa  750,000  750,000
TOTAL COMMERCIAL MORTGAGE SECURITIES
 (Cost $7,668,518)   7,767,964
FOREIGN GOVERNMENT OBLIGATIONS (E) - 2.8%
Alberta Province
 9 1/4%, 4/1/00 Aa2  1,400,000  1,519,686
British Columbia Province
 7%, 1/1/03 Aa2  500,000  510,540
Manitoba Province
 6 3/4%, 3/1/03 A1  500,000  503,180
Ontario Province yankee
 7 3/4%, 6/4/02 Aa3  1,000,000  1,056,020
Quebec Province yankee:
 7 1/2%, 7/15/02 A2  500,000  515,200
 7.22%, 7/22/36 (b) A2  2,000,000  2,096,480
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
 (Cost $6,152,283)   6,201,106
CASH EQUIVALENTS - 9.8%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
 (U.S. Treasury obligations) in a joint
 trading account at 6.75%, dated
 12/31/96 due 1/2/97  $ 21,853,192 $ 21,845,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $221,005,912)  $ 223,341,906
LEGEND
1. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
2. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $13,114,313 or 5.7% of net assets.
4. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
5. Some foreign government obligations have not been individually rated by S&P or Moody's. The ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $193,393,952 and $153,217,879, respectively, of which U.S. government and government agency obligations aggregated $132,314,642 and $119,719,497, respectively.
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 77.0% AAA, AA, A 70.8%
Baa 9.7% BBB 15.2%
Ba 1.9% BB 0.8%
B 0.0% B 0.0%
Caa 0.0% CCC 0.0%
Ca, C 0.0% CC, C 0.0%
  D 0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by both S&P and Moody's amounted to 0.5%.
INCOME TAX INFORMATION
At December 31, 1996, the aggregate cost of investment securities for income tax purposes was $221,009,785. Net unrealized appreciation aggregated $2,332,121, of which $3,805,870 related to appreciated investment securities and $1,473,749 related to depreciated investment securities.
At December 31, 1996, the fund had a capital loss carryforward of approximately $1,514,000 of which $230,000 and $1,284,000 will expire on December 31, 2002 and 2004, respectively.
VARIABLE INSURANCE PRODUCTS FUND II: INVESTMENT GRADE BOND PORTFOLIO FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES



 DECEMBER 31, 1996

ASSETS

Investment in securities, at value (including repurchase agreements of $21,845,000) (cost $221,005,912) -          $ 223,341,906
See accompanying schedule

Cash                                                                                                                 499

Receivable for investments sold                                                                                      942,178

Receivable for fund shares sold                                                                                      1,591,439

Interest receivable                                                                                                  2,835,556

Other receivables                                                                                                    1,563

 TOTAL ASSETS                                                                                                        228,713,141

LIABILITIES

Accrued management fee                                                                                   $ 82,668

Other payables and accrued expenses                                                                       36,670

 TOTAL LIABILITIES                                                                                                   119,338

NET ASSETS                                                                                                          $ 228,593,803

Net Assets consist of:

Paid in capital                                                                                                     $ 214,473,804

Undistributed net investment income                                                                                  13,165,742

Accumulated undistributed net realized gain (loss) on investments                                                    (1,381,737
                                                                                                                    )

Net unrealized appreciation (depreciation) on investments                                                            2,335,994

NET ASSETS, for 18,674,336                                                                                          $ 228,593,803
shares outstanding

NET ASSET VALUE, offering price                                                                                      $12.24
and redemption price per
share ($228,593,803 (divided by) 18,674,336 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME                                                               $ 14,356,561
Interest

EXPENSES

Management fee                                                     $ 903,441

Transfer agent fees                                                 131,401

Accounting fees and expenses                                        82,156

Non-interested trustees' compensation                               1,978

Custodian fees and expenses                                         24,328

Audit                                                               36,944

Legal                                                               1,207

Miscellaneous                                                       1,661

 Total expenses before reductions                                   1,183,116

 Expense reductions                                                 (2,480       1,180,636
                                                                   )

NET INVESTMENT INCOME                                                            13,175,925

REALIZED AND UNREALIZED GAIN (LOSS)                                              (1,136,463
Net realized gain (loss) on                                                     )
investment securities

Change in net unrealized appreciation (depreciation)                             (5,278,792
on investment securities                                                        )

NET GAIN (LOSS)                                                                  (6,415,255
                                                                                )

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $ 6,760,670

OTHER INFORMATION
 Expense reductions

  Custodian interest credits                                                    $ 2,480


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   YEAR ENDED     YEAR ENDED
                                    DECEMBER 31,   DECEMBER 31,
                                    1996           1995




Operations                                                                                       $ 13,175,925    $ 9,555,423
Net investment income

 Net realized gain (loss)                                                                          (1,136,463)     2,634,445

 Change in net unrealized appreciation (depreciation)                                               (5,278,792)     10,799,845

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                    6,760,670       22,989,713

Distributions to shareholders from net investment income                                             (9,612,980)     (4,480,858)

Share transactions                                                                                  108,335,706     116,054,959
Net proceeds from sales of shares

 Reinvestment of distributions                                                                      9,612,980       4,480,858

 Cost of shares redeemed                                                                            (68,048,460)    (68,879,418)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                           49,900,226      51,656,399

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                           47,047,916      70,165,254

NET ASSETS

 Beginning of period                                                                                181,545,887     111,380,633

 End of period (including undistributed net investment income of $13,165,742 and $9,528,238,
respectively)                                                                                       $ 228,593,803   $ 181,545,887

OTHER INFORMATION
Shares

 Sold                                                                                                9,066,652       9,944,966

 Issued in reinvestment of distributions                                                             807,813         413,363

 Redeemed                                                                                            (5,752,069)     (5,910,491)

 Net increase (decrease)                                                                             4,122,396       4,447,838



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                          YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA   1996                       1995   1994   1993 C   1992



Net asset value, beginning of period                    $ 12.480    $ 11.020    $ 11.480    $ 10.970    $ 11.080

Income from Investment Operations                        .670        .320        .733        .641        .672
Net investment income

 Net realized and unrealized gain (loss)                 (.290)      1.530       (1.163)     .559        .058

 Total from investment operations                        .380        1.850       (.430)      1.200       .730

Less Distributions

 From net investment income                              (.620)      (.390)      -           (.628)      (.680)

 In excess of net investment income                      -           -           -           (.002)      -

 From net realized gain                                  -           -           (.010)      (.050)      (.160)

 In excess of net realized gain                          -           -           (.020)      (.010)      -

 Total distributions                                     (.620)      (.390)      (.030)      (.690)      (.840)

Net asset value, end of period                          $ 12.240    $ 12.480    $ 11.020    $ 11.480    $ 10.970

TOTAL RETURN A, B                                        3.19%       17.32%      (3.76)%     10.96%      6.65%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 228,594   $ 181,546   $ 111,381   $ 122,376   $ 73,598

Ratio of expenses to average net assets                  .58%        .59%        .67%        .68%        .76%

Ratio of net investment income to average net assets     6.49%       6.53%       6.53%       6.85%       7.11%

Portfolio turnover rate                                  81%         182%        143%        70%         119%


A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C EFFECTIVE JANUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES."

AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN
RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Investment Grade Bond Portfolio (the fund) is a fund of Variable Insurance Products Fund II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Information regarding purchases and sales of securities (other than short-term securities), is included under the caption "Other Information" at the end of the fund's schedule of investments.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from
 .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annual rate of .45% of average net assets.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .06% of average net assets.
ACCOUNTING FEES. Fidelity Service Co. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .80% of average net assets.
The fund has entered into an arrangement with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses.
For the period, the reduction under these arrangements are shown under the caption "Other Information" on the fund's Statement of Operations.
6. BENEFICIAL INTEREST.
At the end of the period, Fidelity Investment Life Insurance Company (FILI) and its subsidiaries, affiliates of FMR, were the record owners of approximately 37% of the outstanding shares of the fund. In addition, one unaffiliated insurance company was record owner of 10% or more of the total outstanding shares of the fund, totaling 13%.
7. ASSET TRANSFER INFORMATION.
In September 1996, the Board of Trustees approved a proposal to liquidate Fidelity Advisor Annuity Government Investment Fund and transfer the assets of Fidelity Advisor Annuity Government Investment Fund to the fund. The liquidation and transfer of assets are expected to occur in the first quarter of 1997.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Variable Insurance Products Fund II and the Shareholders of Investment Grade Bond Portfolio:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments (except for Moody's and Standard & Poor's ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Investment Grade Bond Portfolio (a fund of Variable Insurance Products Fund II) at December 31, 1996, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Investment Grade Bond Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.
PRICE WATERHOUSE LLP
Boston, Massachusetts
February 10, 1997
DISTRIBUTIONS


The Board of Trustees of Investment Grade Bond Portfolio voted to pay on February 7, 1997, to shareholders of record at the opening of business on February 7, 1997, a distribution of $.00 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.73 per share from net investment income.
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Robert A. Lawrence, VICE PRESIDENT
Michael S. Gray, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Co.
Boston, MA
CUSTODIAN
The Bank of New York, New York, NY

(2_FIDELITY_LOGOS)
VARIABLE INSURANCE PRODUCTS
FUND II: INDEX 500 PORTFOLIO
ANNUAL REPORT
DECEMBER 31, 1996
CONTENTS



MARKET ENVIRONMENT                  3    A review of what happened in world markets
                                         during the last year.

PERFORMANCE                         4    How the fund has done over time.

FUND TALK                           5    The manager's review of fund performance, strategy
                                         and outlook.

INVESTMENTS                         6    A complete list of the fund's investments with their
                                         market values.

FINANCIAL STATEMENTS                13   Statements of assets and liabilities, operations, and
                                         changes in net assets, as well as financial highlights.

NOTES                               15   Notes to the financial statements.

REPORT OF INDEPENDENT ACCOUNTANTS   17   The auditors' opinion.

DISTRIBUTIONS                       18



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED
BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
MARKET ENVIRONMENT


Most stock and bond markets posted positive returns in 1996, aided by moderate growth and low inflation. Sustained corporate earnings growth and a favorable interest rate environment also proved beneficial. Japan, however, was the major exception as an underperforming stock market and a weak yen undermined returns for U.S.-based investors. The strongest gains came from the often-volatile emerging bond markets in 1996, while performance of the bond markets of developed countries was mixed.
U.S. STOCK MARKETS
The Standard & Poor's 500 Index - a broad measure of U.S. stock market performance - rose 22.96% for the 12 months that ended December 31, 1996, well above the index's long-term average annual return of about 12%. The Russell 2000 Index - a measure of small stock performance - rose 16.49%. The Dow Jones Industrial Average - an index of 30 blue-chip stocks - posted a return of 28.70%, closing above 6500 for the first time in November.
The U.S. stock market spent much of the past year breaking price and trading volume records. Solid corporate earnings reports, large cash inflows into mutual funds, widespread optimism and a generally favorable interest rate environment propelled share prices higher. Large-capitalization stocks thrived as investors sought their lower volatility and higher degree of liquidity over smaller-cap stocks in an environment where it was sometimes difficult to discern the health of the economy.
Most industry sectors experienced positive, if not strong performance. At mid-year, technology stocks suffered from a sell-off sparked by fears that company earnings were weakening. Nevertheless, this sector proved to be the strongest in the U.S. market in 1996. Earnings surprises and positive earnings projections were the main drivers of solid performance, especially among semiconductor manufacturers, companies that make disk drives and monitors, and software firms. Even though consensus estimates pointed toward increases in short-term interest rates by the Fed, financial stocks
- usually sensitive to changes in interest rates - shrugged off this concern and posted solid performance based on low interest rates and positive business prospects. Energy stocks reaped the benefits of higher-than-expected energy prices, which resulted in part from the delayed re-entry of Iraq into the world market. Uncertainty over the direction of the economy benefited consumer nondurables - such as food, beverage and tobacco companies - health care and traditional big-name growth stocks, as these companies tend to post steady earnings growth in many economic environments.
Utilities stocks struggled in 1996 for two reasons. First, and most important, uncertainty over the direction and form of deregulation in the sector tended to diminish investor interest. Second, stocks in the sector tend to move in concert with bonds, which lagged due to periodic inflation fears and confusing economic signals. Stocks in the telecommunications field especially were affected by uncertainty over legislation signed into law in February 1996. Biotechnology issues had a hard time recovering from a correction in stock prices from overvalued levels that they experienced earlier in 1996. Cyclical stocks - those that usually rise and fall with the economy - posted mixed results that largely depended on the outlook for companies in the specific sector rather than the direction of the economy. FOREIGN STOCK MARKETS
Foreign stock markets posted mixed results in 1996. The Morgan Stanley Capital International (MSCI) EAFE Index - which measures stock performance in Europe, Australia and the Far East - returned 6.05% in 1996. Europe posted the most consistently strong equity markets due to stronger economic growth, lower interest rates, higher corporate earnings, the relative weakness of the continent's major currencies and a new emphasis on shareholder friendliness by many of the region's corporations. The MSCI Europe Index was up 21.09% in 1996. The Japanese stock market underperformed on the weakness of the economic recovery and the uncertainty for any substantial economic reform. The Tokyo Stock Exchange TOPIX Total Return Index was off 16.26%. Emerging market equity performance ran the gamut from negative to positive, with the MSCI Emerging Markets Free Index returning 6.03% for 1996. While Hong Kong was a top performer - benefiting from the rising value of the property sector, solid economic growth and stable interest rates - other Asian markets posted mixed returns as concerns rose over declining export growth in the region. Latin America enjoyed a strong first half, but faded toward the end of 1996 due to low domestic savings rates and inefficient governments, among other factors. U.S. BOND MARKETS
Uncertainty over the direction of the economy led to mixed performance in U.S. bond markets in 1996. For the year, the Lehman Brothers Aggregate Bond Index - a broad measure of the performance of the U.S. taxable bond market
- posted a total return of 3.63%. Stronger-than-expected economic signals rattled the bond market in the early spring. Investors spent most of the summer anticipating a short-term interest rate increase by the Federal Reserve Board. However, the Fed neither raised nor lowered rates through the end of 1996. Interest rates responded to the Fed's inaction by falling during much of October and November. In December, though, bond prices dropped due to inflation concerns, stronger-than-expected economic data and comments by Fed Chairman Alan Greenspan that the stock markets may be overvalued.
FOREIGN BOND MARKETS
While low inflation and moderate growth helped provide a positive backdrop for most bond markets in 1996, performance in overseas bond markets was mixed. The Salomon Brothers World Government Bond Index - a measure of government bond market performance in developed nations - returned 3.62% for the 12 months that ended December 31, 1996. In Europe, focus centered on the continuing progress toward the European Monetary Union (EMU). Attractive opportunities arose as countries worked to meet the requirements for joining the EMU. However, Germany and Japan - two of the larger components of the Salomon Brothers World Government Bond Index - experienced currency problems that hurt returns. In stark contrast to the developed world, the often-volatile emerging debt markets enjoyed a particularly strong year, helped by inflows of foreign capital, low interest rates and the implementation of country-specific reforms - especially in Latin America. The J.P. Morgan Emerging Markets Bond Index - of which Latin America is a large component - posted a return of 34.16% during the period.
VARIABLE INSURANCE PRODUCTS FUND II: INDEX 500 PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996    PAST 1   LIFE OF
                                   YEAR     FUND

INDEX 500                          22.71%   17.06%

S&P 500 (registered trademark)     22.96%   17.39%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how
it will do tomorrow. The stock market, for example,
has a history of growth in the long run and volatility
in the short run. In turn, the share price and return
of a fund that invests in stocks will vary. That
means if you sell your shares during a market
downturn, you might lose money. But if you can
ride out the market's ups and downs, you may
have a gain.
(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, August 27, 1992.
If Fidelity had not reimbursed certain fund expenses, the past one year and life of fund return figures would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD BE LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19961231 19970109 133236 S00000000000001
             VIP II:  Index 500          SP Standard & Poor 500
             00157                       SP001
  1992/08/27      10000.00                    10000.00
  1992/08/31      10014.00                    10018.36
  1992/09/30      10130.00                    10136.58
  1992/10/31      10152.00                    10172.06
  1992/11/30      10498.00                    10518.92
  1992/12/31      10630.67                    10648.31
  1993/01/31      10707.47                    10737.75
  1993/02/28      10856.70                    10883.79
  1993/03/31      11095.84                    11113.43
  1993/04/30      10822.25                    10844.49
  1993/05/31      11103.95                    11135.12
  1993/06/30      11132.32                    11167.41
  1993/07/31      11081.66                    11122.74
  1993/08/31      11501.17                    11544.30
  1993/09/30      11407.95                    11455.40
  1993/10/31      11641.01                    11692.53
  1993/11/30      11527.52                    11581.45
  1993/12/31      11666.06                    11721.59
  1994/01/31      12059.53                    12120.12
  1994/02/28      11732.95                    11791.67
  1994/03/31      11223.46                    11277.55
  1994/04/30      11357.65                    11421.90
  1994/05/31      11533.77                    11609.22
  1994/06/30      11252.82                    11324.80
  1994/07/31      11623.93                    11696.25
  1994/08/31      12087.29                    12175.80
  1994/09/30      11793.76                    11877.49
  1994/10/31      12055.84                    12144.73
  1994/11/30      11617.64                    11702.42
  1994/12/31      11787.47                    11875.97
  1995/01/31      12099.87                    12183.91
  1995/02/28      12563.64                    12658.72
  1995/03/31      12931.02                    13032.28
  1995/04/30      13311.22                    13416.08
  1995/05/31      13834.52                    13952.32
  1995/06/30      14148.51                    14276.43
  1995/07/31      14620.55                    14749.84
  1995/08/31      14656.86                    14786.86
  1995/09/30      15269.88                    15410.86
  1995/10/31      15218.62                    15355.85
  1995/11/30      15880.76                    16029.97
  1995/12/31      16171.25                    16338.71
  1996/01/31      16724.46                    16894.88
  1996/02/29      16880.36                    17051.49
  1996/03/31      17054.17                    17215.70
  1996/04/30      17292.62                    17469.46
  1996/05/31      17733.85                    17919.99
  1996/06/30      17809.61                    17988.27
  1996/07/31      17020.75                    17193.55
  1996/08/31      17370.61                    17556.16
  1996/09/30      18342.21                    18544.22
  1996/10/31      18848.06                    19055.67
  1996/11/30      20260.89                    20496.09
  1996/12/31      19844.17                    20090.06
IMATRL PRASUN   SHR__CHT 19961231 19970109 133238 R00000000000056

Let's say hypothetically that $10,000 was invested in Index 500 Portfolio on August 27, 1992, when the fund started. As the chart shows, by December 31, 1996, the value of the investment would have grown to $19,844 - a 98.44% increase on the initial investment. With reinvested dividends and capital gains, if any, a $10,000 investment in the S&P 500 would have grown to $20,090 over the same period - a 100.90% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF DECEMBER 31, 1996
                                        % OF FUND'S
                                        INVESTMENTS

General Electric Co.                    2.6

Coca-Cola Co. (The)                     2.1

Exxon Corp.                             1.9

Intel Corp.                             1.7

Microsoft Corp.                         1.6

Merck & Co., Inc.                       1.5

Philip Morris Companies, Inc.           1.5

Royal Dutch Petroleum Co. ADR           1.5

International Business Machines Corp.   1.3

Procter & Gamble Co.                    1.2

TOP TEN MARKET SECTORS AS OF DECEMBER 31, 1996
                                   % OF FUND'S
                                   INVESTMENTS

Finance                            13.1

Technology                         12.3

Nondurables                        10.3

Utilities                          9.6

Health                             9.3

Energy                             8.2

Basic Industries                   5.3

Industrial Machinery & Equipment   5.0

Retail & Wholesale                 3.9

Durables                           3.7

VARIABLE INSURANCE PRODUCTS FUND II: INDEX 500 PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



An interview with Jennifer Farrelly, Portfolio Manager of Index 500
Portfolio
Q. HOW DID THE FUND PERFORM, JEN?
A. For the year ended December 31, 1996, the fund performed in line with the 22.96% return of the Standard & Poor's 500 Index. Of course, the fund's total return is slightly lower than the index due to management expenses.
Q. WHAT HAVE BEEN SOME OF THE MAJOR DEVELOPMENTS IN THE MARKET RECENTLY?
A. As was the case throughout 1996, the market was able to shake off brief downturns and rebound strongly. In one such event in early December, Federal Reserve Chairman Alan Greenspan caused markets to tumble worldwide when he mused in a speech about the "irrational exuberance" of the stock market. The faith that has held investors all year in a slow but steadily growing economy with relatively low inflation helped the market rebound. Investors took heart in the fact that a slower economy would not spawn a rise in interest rates and, thus, crimp corporate profits.
Q. WERE INVESTORS CONCERNED ABOUT CORPORATE EARNINGS?
A. Absolutely. The strong dollar, combined with a tight labor market, the potential for rising wages, a slower economy and pricing pressure, had investors concerned throughout the period that earnings were going to be lower. A strong dollar is significant because it raises the costs of American goods sold abroad. Additionally, if companies are not able to pass on higher employment costs in the form of price increases, then their profits will suffer. As it turned out, third quarter earnings came in stronger than expected.
Q. WHY HAVE LARGE-CAPITALIZATION STOCKS OUTPERFORMED SMALL-COMPANY STOCKS?
A. What we've witnessed this year is what investors call a "flight to quality," where large-capitalization companies are sought because of their liquidity, meaning they are easier to buy and sell. As the market climbs higher and higher, it becomes more difficult for portfolio managers to pick stocks that will outperform. Many managers therefore have moved to larger companies with established track records as a way of keeping up with the market. Some large-cap stocks are also considered "defensive" because they are not influenced by the vagaries of the economy. In the past few months, investors sought defensive stocks - such as food or personal care companies
- as signs of a slowing economy emerged.
Q. LET'S LOOK AT SOME OF THE MAJOR SECTORS OF THE MARKET. WHAT HAPPENED IN TECHNOLOGY?
A. Memory chip demand recovered after dynamic random access memory chip prices plunged 80%. In addition, personal computer sales came in stronger than expected - up 20% in 1996 from 1995 - which buoyed many companies with products related to PCs. As an example, chip-maker Intel reported a 41% year-over-year earnings gain for the third quarter. Microsoft also continued its dominance of the software business, and IBM had better earnings than the Street anticipated.
Q. WE HEAR FINANCIAL COMPANIES WERE ALSO A BIG PART OF THE STOCK MARKET'S PERFORMANCE THIS YEAR . . .
A. That's right. Bank stocks turned in their second big year in a row helped by steadily improving earnings, strong balance sheets and a greater emphasis on fee-based businesses. Additionally, while interest rates did not fall significantly from 1995, banks enjoyed a relatively benign interest rate environment for much of 1996. Brokerage firms also remained the beneficiaries of the booming stock market.
Q. WAS THERE ANY DOWNSIDE TO THE CONTINUALLY STRONG PERFORMANCE OF THE STOCK MARKET?
A. With investors so fearful about future earnings, companies reporting earnings below Street expectations or those that don't beat expectations by enough are seeing their stock prices punished by the market. One prime example was AT&T, which lost 10% of its value when it announced its earnings would be adversely affected by a slowdown in the consumer long-distance market. As for sectors, some basic industries such as paper and commodity chemicals were hurt by falling prices and increased costs.
Q. WHAT DO YOU SEE GOING FORWARD?
A. The current evidence of a slowing economy has increased investors' confidence in the stock market. Despite this development, I think that investors should understand there is still a great amount of uncertainty given the stock market's high valuations and the questionable strength of future corporate earnings.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
GOAL: to provide returns that correspond to those of the S&P 500 Index
START DATE: August 27, 1992
SIZE: as of December 31,1996, more than
$823 million
MANAGER: Jennifer Farrelly, since 1994; joined
Fidelity in 1988
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND II: INDEX 500 PORTFOLIO
INVESTMENTS DECEMBER 31, 1996

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 89.7%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 1.7%
AEROSPACE & DEFENSE - 1.4%
Boeing Co.   47,109 $ 5,011,220
Lockheed Martin Corp.   26,393  2,414,960
McDonnell Douglas Corp.   28,400  1,817,600
Northrop Grumman Corp.   7,500  620,625
Rockwell International Corp.   28,800  1,753,200
  11,617,605
DEFENSE ELECTRONICS - 0.2%
Raytheon Co.   31,000  1,491,875
SHIP BUILDING & REPAIR - 0.1%
General Dynamics Corp.   8,200  578,100
Newport News Shipbuilding, Inc. (a)  4,480  67,200
  645,300
TOTAL AEROSPACE & DEFENSE   13,754,780
BASIC INDUSTRIES - 5.3%
CHEMICALS & PLASTICS - 2.7%
Air Products & Chemicals, Inc.   14,600  1,009,225
Avery Dennison Corp.   13,600  481,100
Dow Chemical Co.   32,200  2,523,675
du Pont (E.I.) de Nemours & Co.   73,700  6,955,438
Eastman Chemical Co.   10,375  573,219
Engelhard Corp.   19,000  363,375
FMC Corp. (a)  4,800  336,600
Goodrich (B.F.) Co.   7,100  287,550
Grace (WR) & Co.  11,500  595,125
Great Lakes Chemical Corp.   8,300  388,025
Hercules, Inc.   14,000  605,500
Monsanto Co.   77,000  2,993,375
Morton International, Inc.   18,800  766,100
Nalco Chemical Co.   8,900  321,513
PPG Industries, Inc.   24,600  1,380,675
Praxair, Inc.   20,400  940,950
Raychem Corp.   5,800  464,725
Rohm & Haas Co.   8,500  693,813
Union Carbide Corp.   17,100  698,963
  22,378,946
IRON & STEEL - 0.2%
Allegheny Teledyne, Inc.   22,784  524,032
Armco, Inc. (a)  14,100  58,163
Bethlehem Steel Corp. (a)  14,500  130,500
Inland Steel Industries, Inc.   6,300  126,000
Nucor Corp.   11,600  591,600
USX-U.S. Steel Group  11,000  345,125
Worthington Industries, Inc.   11,850  214,781
  1,990,201
METALS & MINING - 0.7%
ASARCO, Inc.   5,700  141,788
Alcan Aluminium Ltd.   29,657  1,000,574
Aluminum Co. of America  22,800  1,453,500
Cyprus Amax Minerals Co.   12,350  288,681
Freeport-McMoRan Copper &
 Gold, Inc. Class B  25,600  764,800
Inco Ltd.   22,036  703,268
Phelps Dodge Corp.   8,700  587,250
Reynolds Metals Co.   8,300  467,913
  5,407,774
PACKAGING & CONTAINERS - 0.4%
Ball Corp.   4,039  105,011
Bemis Co., Inc.   7,000  258,125
Corning, Inc.   30,200  1,396,750

 SHARES VALUE (NOTE 1)
Crown Cork & Seal Co., Inc.   16,900 $ 918,938
Tupperware Corp.   8,100  434,363
  3,113,187
PAPER & FOREST PRODUCTS - 1.3%
Boise Cascade Corp.   6,300  200,025
Champion International Corp.   12,600  544,950
Georgia-Pacific Corp.   12,100  871,200
International Paper Co.   39,500  1,594,813
James River Corp.  11,100  367,688
Kimberly-Clark Corp.   37,116  3,535,299
Louisiana-Pacific Corp.   14,200  299,975
Mead Corp.   6,800  395,250
Potlatch Corp.   3,700  159,100
Stone Container Corp.   13,100  194,863
Temple-Inland, Inc.   7,200  389,700
Union Camp Corp.   9,100  434,525
Westvaco Corp.   13,450  386,688
Weyerhaeuser Co.   26,000  1,231,750
Willamette Industries, Inc.   7,200  501,300
  11,107,126
TOTAL BASIC INDUSTRIES   43,997,234
CONGLOMERATES - 1.0%
AlliedSignal, Inc.   37,100  2,485,700
Crane Co.   6,000  174,000
Harris Corp.   5,200  356,850
ITT Industries, Inc.  15,400  377,300
Textron, Inc.   10,700  1,008,475
Tyco International Ltd.   20,000  1,057,500
United Technologies Corp.   32,200  2,125,200
Whitman Corp.   13,900  317,963
  7,902,988
CONSTRUCTION & REAL ESTATE - 0.4%
BUILDING MATERIALS - 0.2%
Armstrong World Industries, Inc.   4,700  326,650
Masco Corp.   21,200  763,200
Owens-Corning  6,700  285,588
Sherwin-Williams Co.   11,200  627,200
  2,002,638
CONSTRUCTION - 0.1%
Centex Corp.   3,800  142,975
Fleetwood Enterprises, Inc.   4,600  126,500
Kaufman & Broad Home Corp.   5,200  66,950
Pulte Corp.   3,200  98,400
  434,825
ENGINEERING - 0.1%
EG&G, Inc.   6,300  126,788
Fluor Corp.   10,900  683,975
Foster Wheeler Corp.   5,400  200,475
  1,011,238
TOTAL CONSTRUCTION & REAL ESTATE   3,448,701
DURABLES - 3.7%
AUTOS, TIRES, & ACCESSORIES - 2.4%
AutoZone, Inc.   20,250  556,875
Chrysler Corp.   95,700  3,158,100
Cooper Tire & Rubber Co.   11,100  219,225
Cummins Engine Co., Inc.   5,300  243,800
Dana Corp.   13,300  433,913
Eaton Corp.   10,300  718,425
Echlin, Inc.   8,000  253,000
Ford Motor Co.   155,400  4,953,375
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
DURABLES - CONTINUED
AUTOS, TIRES, & ACCESSORIES - CONTINUED
General Motors Corp.   99,478 $ 5,545,899
Genuine Parts Co.   16,000  712,000
Goodyear Tire & Rubber Co.   20,500  1,053,188
Johnson Controls, Inc.   5,500  455,813
NACCO Industries, Inc. Class A  1,100  58,850
Navistar International Corp. (a)  9,970  90,976
PACCAR, Inc.   5,045  343,060
Pep Boys-Manny, Moe & Jack  8,100  249,075
Snap-on Tools Corp.   8,100  288,563
TRW, Inc.   16,800  831,600
  20,165,737
CONSUMER DURABLES - 0.6%
Minnesota Mining & Manufacturing Co.   55,200  4,574,700
CONSUMER ELECTRONICS - 0.2%
Black & Decker Corp.   11,600  349,450
Maytag Co.   13,400  264,650
Newell Co.   20,800  655,200
Whirlpool Corp.   9,700  452,263
  1,721,563
TEXTILES & APPAREL - 0.5%
Fruit of the Loom, Inc. Class A (a)  10,100  382,538
Liz Claiborne, Inc.   9,700  374,663
NIKE, Inc. Class B  37,800  2,258,550
Reebok International Ltd.   7,300  306,600
Russell Corp.   5,000  148,750
Springs Industries, Inc. Class A  2,700  116,100
Stride Rite Corp.   6,600  66,000
VF Corp.   8,300  560,250
  4,213,451
TOTAL DURABLES   30,675,451
ENERGY - 8.2%
ENERGY SERVICES - 0.8%
Baker Hughes, Inc.   19,100  658,950
Dresser Industries, Inc.   23,600  731,600
Halliburton Co.   16,500  994,125
Helmerich & Payne, Inc.   3,200  166,800
McDermott International, Inc.   7,100  118,038
Rowan Companies, Inc. (a)  11,100  251,138
Schlumberger Ltd.   32,300  3,225,963
Western Atlas, Inc. (a)  7,100  503,213
  6,649,827
OIL & GAS - 7.4%
Amerada Hess Corp.   12,300  711,863
Amoco Corp.   65,300  5,256,650
Ashland, Inc.   8,400  368,550
Atlantic Richfield Co.   21,200  2,809,000
Burlington Resources, Inc.   16,400  826,150
Chevron Corp.   85,900  5,583,500
Coastal Corp. (The)  13,800  674,475
Exxon Corp.   163,200  15,993,600
Kerr-McGee Corp.   6,400  460,800
Louisiana Land & Exploration Co.   4,400  235,950
Mobil Corp.   51,700  6,320,325
Occidental Petroleum Corp.   42,400  991,100
Oryx Energy Co. (a)  13,700  339,075
Pennzoil Co.   6,200  350,300
Phillips Petroleum Co.   34,600  1,531,050
Royal Dutch Petroleum Co. ADR  70,400  12,020,800

 SHARES VALUE (NOTE 1)
Santa Fe Energy Resources, Inc. (a)  12,000 $ 166,500
Sun Co., Inc.   9,800  238,875
Texaco, Inc.   34,800  3,414,750
USX-Marathon Group   37,700  900,088
Union Pacific Resources Group, Inc.   32,712  956,826
Unocal Corp.   32,722  1,329,331
  61,479,558
TOTAL ENERGY   68,129,385
FINANCE - 13.1%
BANKS - 6.7%
Banc One Corp.   57,326  2,465,018
Bank of Boston Corp.   20,091  1,290,847
Bank of New York Co., Inc.   45,000  1,518,750
BankAmerica Corp.   47,400  4,728,150
Bankers Trust New York Corp.   10,600  914,250
Barnett Banks, Inc.   25,300  1,040,463
Boatmen's Bancshares, Inc.   20,700  1,335,150
Chase Manhattan Corp.  57,273  5,111,615
Citicorp  63,262  6,515,986
Comerica, Inc.   15,200  796,100
CoreStates Financial Corp.   29,200  1,514,750
Fifth Third Bancorp  14,000  879,375
First Bank System, Inc.   18,600  1,269,450
First Union Corp.   36,442  2,696,550
Fleet Financial Group, Inc.   34,574  1,724,378
KeyCorp.   30,207  1,525,454
Mellon Bank Corp.   17,200  1,221,200
Morgan (J.P.) & Co., Inc.   24,600  2,401,575
National City Corp.   29,255  1,312,818
NationsBank Corp.   38,217  3,735,712
Norwest Corp.   48,800  2,122,800
PNC Financial Corp.   44,900  1,689,363
Republic New York Corp.   7,200  587,700
SunTrust Banks, Inc.   29,400  1,447,950
U.S. Bancorp  20,400  916,725
Wachovia Corp.  22,000  1,243,000
Wells Fargo & Co.   12,300  3,317,925
  55,323,054
CREDIT & OTHER FINANCE - 1.2%
American Express Co.   32,979  1,863,314
Beneficial Corp.   7,100  449,963
Dean Witter, Discover & Co.   21,658  1,434,843
First Chicago NBD Corp.   41,559  2,233,796
Green Tree Financial Corp.   18,100  699,113
Household International, Inc.   12,810  1,181,723
MBNA Corp.   29,200  1,211,800
Transamerica Corp.   8,629  681,691
  9,756,243
FEDERAL SPONSORED CREDIT - 0.9%
Federal Home Loan Mortgage Corporation  23,600  2,598,950
Federal National Mortgage Association  143,500  5,345,375
  7,944,325
INSURANCE - 3.7%
Aetna, Inc.   19,900  1,592,000
Alexander & Alexander Services, Inc.   6,000  104,250
Allstate Corp.   58,421  3,381,115
American General Corp.   26,800  1,095,450
American International Group, Inc.   61,675  6,676,319
Aon Corp.   14,100  875,963
CIGNA Corp.   9,900  1,352,588
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
INSURANCE - CONTINUED
Chubb Corp. (The)  23,000 $ 1,236,250
General Re Corp.   10,800  1,703,700
ITT Hartford Group, Inc.   15,500  1,046,250
Jefferson Pilot Corp.   9,300  526,613
Lincoln National Corp.   13,800  724,500
Loews Corp.   15,200  1,432,600
MGIC Investment Corp.   7,800  592,800
Marsh & McLennan Companies, Inc.   9,400  977,600
Providian Corp.   12,200  626,775
SAFECO Corp.   16,500  650,719
St. Paul Companies, Inc. (The)  11,100  650,738
Torchmark Corp.   9,500  479,750
Travelers Group, Inc. (The)  84,300  3,825,113
UNUM Corp.   9,700  700,825
USF&G Corp.   15,400  321,475
USLIFE Corp.   4,575  152,119
  30,725,512
SAVINGS & LOANS - 0.2%
Ahmanson (H.F.) & Co.   14,000  455,000
Golden West Financial Corp.   7,500  473,438
Great Western Financial Corp.   17,950  520,550
  1,448,988
SECURITIES INDUSTRY - 0.4%
Merrill Lynch & Co., Inc.   22,100  1,801,150
Morgan Stanley Group, Inc.   19,900  1,136,788
Salomon, Inc.   13,900  655,038
  3,592,976
TOTAL FINANCE   108,791,098
HEALTH - 9.3%
DRUGS & PHARMACEUTICALS - 5.8%
ALZA Corp. Class A (a)  11,000  284,625
Allergan, Inc.   8,500  302,813
American Home Products Corp.   83,700  4,906,913
Amgen, Inc. (a)  34,700  1,886,813
Bristol-Myers Squibb Co.   66,000  7,177,500
Lilly (Eli) & Co.   71,996  5,255,708
Merck & Co., Inc.   160,000  12,680,000
Pfizer, Inc.   84,400  6,994,650
Pharmacia & Upjohn, Inc.   66,760  2,645,365
Schering-Plough Corp.   48,700  3,153,325
Sigma Aldrich Corp.   6,500  405,844
Warner-Lambert Co.   35,600  2,670,000
  48,363,556
MEDICAL EQUIPMENT & SUPPLIES - 2.8%
Abbott Laboratories  102,700  5,212,025
Bard (C.R.), Inc.   7,400  207,200
Bausch & Lomb, Inc.   7,500  262,500
Baxter International, Inc.   35,900  1,471,900
Becton, Dickinson & Co.   16,300  707,013
Biomet, Inc.   15,200  229,900
Boston Scientific Corp. (a)  23,200  1,392,000
Guidant Corp.   9,700  552,900
Johnson & Johnson  175,300  8,721,175
Mallinckrodt, Inc.  9,800  432,425
Medtronic, Inc.   31,400  2,135,200
Millipore Corp.   5,600  231,700

 SHARES VALUE (NOTE 1)
Pall Corp.   15,100 $ 385,050
St. Jude Medical, Inc. (a)  10,550  449,694
U.S. Surgical Corp.   8,200  322,875
  22,713,557
MEDICAL FACILITIES MANAGEMENT - 0.7%
Beverly Enterprises, Inc. (a)  13,100  167,025
Columbia/HCA Healthcare Corp.   88,112  3,590,564
Humana, Inc. (a)  21,300  407,363
Manor Care, Inc.   8,200  221,400
Tenet Healthcare Corp. (a)  28,500  623,438
United HealthCare Corp.   24,100  1,084,500
  6,094,290
TOTAL HEALTH   77,171,403
HOLDING COMPANIES - 0.3%
CINergy Corp.   20,813  694,634
Norfolk Southern Corp.   16,500  1,443,750
  2,138,384
INDUSTRIAL MACHINERY & EQUIPMENT - 5.0%
ELECTRICAL EQUIPMENT - 3.4%
Emerson Electric Co.   29,400  2,844,450
General Electric Co.   217,200  21,475,650
General Instrument Corp. (a)  18,100  391,413
General Signal Corp.   6,600  282,150
Grainger (W.W.), Inc.   6,800  545,700
Honeywell, Inc.   16,700  1,098,025
Scientific-Atlanta, Inc.   10,000  150,000
Westinghouse Electric Corp.   81,650  1,622,794
  28,410,182
INDUSTRIAL MACHINERY & EQUIPMENT - 1.2%
Briggs & Stratton Corp.   3,900  171,600
Case Corp.   5,900  321,550
Caterpillar, Inc.   25,300  1,903,825
Cincinnati Milacron, Inc.   5,300  115,938
Cooper Industries, Inc.   14,246  600,113
Deere & Co.   33,900  1,377,188
Dover Corp.   14,900  748,725
Giddings & Lewis, Inc.   4,600  59,225
Harnischfeger Industries, Inc.   6,100  293,563
Illinois Tool Works, Inc.   16,000  1,278,000
Ingersoll-Rand Co.   14,300  636,350
Parker-Hannifin Corp.   9,850  381,688
Stanley Works (The)  11,600  313,200
TRINOVA Corp.   3,800  138,225
Tenneco, Inc.  22,400  1,010,800
Timken Co.   4,246  194,785
  9,544,775
POLLUTION CONTROL - 0.4%
Browning-Ferris Industries, Inc.   28,000  735,000
Laidlaw, Inc. Class B  41,200  479,367
Safety Kleen Corp.   7,700  126,088
WMX Technologies, Inc.   64,500  2,104,313
  3,444,768
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   41,399,725
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - 3.5%
BROADCASTING - 0.5%
TCI Group Class A  85,900 $ 1,122,069
TCI Satellite Entertainment, Inc.
 Class A (a)  8,590  84,826
Time Warner, Inc.   74,992  2,812,180
  4,019,075
ENTERTAINMENT - 1.0%
Disney (Walt) Co.   89,100  6,203,588
King World Productions, Inc. (a)  5,000  184,375
Viacom, Inc. Class B (non-vtg.) (a)  46,800  1,632,150
  8,020,113
LEISURE DURABLES & TOYS - 0.2%
Brunswick Corp.   13,000  312,000
Hasbro, Inc.   11,400  443,175
Mattel, Inc.   35,876  995,559
  1,750,734
LODGING & GAMING - 0.4%
HFS, Inc. (a)  16,300  973,925
Harrah's Entertainment, Inc. (a)  13,600  270,300
Hilton Hotels Corp.   32,400  846,450
ITT Corp.  15,300  663,638
Marriott International, Inc.   16,900  933,725
  3,688,038
PUBLISHING - 0.8%
American Greetings Corp. Class A  9,900  280,913
Cognizant Corp. (a)  22,300  735,900
Dow Jones & Co., Inc.   12,700  430,213
Dun & Bradstreet Corp.   22,400  532,000
Gannett Co., Inc.   18,600  1,392,675
Harcourt General, Inc.   9,500  438,188
Knight-Ridder, Inc.   12,700  485,775
McGraw-Hill, Inc.   13,000  599,625
Meredith Corp.   3,600  189,900
New York Times Co. (The) Class A  12,900  490,200
Times Mirror Co. Class A  13,600  676,600
Tribune Co.   8,100  638,888
  6,890,877
RESTAURANTS - 0.6%
Darden Restaurants, Inc.   20,800  182,000
McDonald's Corp.   92,000  4,163,000
Wendy's International, Inc.   17,000  348,500
  4,693,500
TOTAL MEDIA & LEISURE   29,062,337
NONDURABLES - 10.3%
AGRICULTURE - 0.1%
Pioneer Hi-Bred International, Inc.   10,900  763,000
BEVERAGES - 3.4%
Anheuser-Busch Companies, Inc.   65,100  2,604,000
Brown-Forman Corp. Class B  9,000  411,750
Coca-Cola Co. (The)  327,700  17,245,213
Coors (Adolph) Co. Class B  5,100  96,900
PepsiCo, Inc.   205,900  6,022,575
Seagram Co. Ltd.   49,300  1,950,998
  28,331,436

 SHARES VALUE (NOTE 1)
FOODS - 2.2%
Archer-Daniels-Midland Co.   71,854 $ 1,580,788
CPC International, Inc.   19,100  1,480,250
Campbell Soup Co.   30,800  2,471,700
ConAgra, Inc.   31,900  1,587,025
General Mills, Inc.   21,000  1,330,875
Heinz (H.J.) Co.   48,550  1,735,663
Hershey Foods Corp.   20,300  888,125
Kellogg Co.   27,900  1,830,938
Quaker Oats Co.   17,900  682,438
Ralston Purina Group  14,000  1,027,250
Sara Lee Corp.   63,900  2,380,275
Sysco Corp.   23,900  779,738
Wrigley (Wm.) Jr. Company  15,200  855,000
  18,630,065
HOUSEHOLD PRODUCTS - 2.9%
Alberto Culver Co. Class B  3,600  172,800
Avon Products, Inc.   17,400  993,975
Clorox Co.   6,700  672,513
Colgate-Palmolive Co.   19,400  1,789,650
Gillette Co.   72,400  5,629,100
International Flavors & Fragrances, Inc.   14,600  657,000
Procter & Gamble Co.   90,200  9,696,500
Rubbermaid, Inc.   19,600  445,900
Unilever NV ADR  21,100  3,697,775
  23,755,213
TOBACCO - 1.7%
American Brands, Inc.   22,500  1,116,563
Philip Morris Companies, Inc.   107,700  12,129,713
UST, Inc.   24,800  802,900
  14,049,176
TOTAL NONDURABLES   85,528,890
PRECIOUS METALS - 0.4%
Barrick Gold Corp.   46,900  1,342,835
Battle Mountain Gold Co.   29,600  203,500
Echo Bay Mines Ltd.   18,400  122,143
Homestake Mining Co.   19,200  273,600
Newmont Mining Corp.   13,024  582,824
Placer Dome, Inc.   31,400  688,310
Santa Fe Pacific Gold Corp.   17,220  264,758
  3,477,970
RETAIL & WHOLESALE - 3.9%
APPAREL STORES - 0.3%
Charming Shoppes, Inc. (a)  13,700  69,356
Gap, Inc.   37,800  1,138,725
Limited, Inc. (The)  35,519  652,662
TJX Companies, Inc.   9,500  450,063
  2,310,806
DRUG STORES - 0.3%
CVS Corp.   13,800  570,975
Long Drug Stores, Inc.   2,700  132,638
Rite Aid Corp.   11,100  441,225
Walgreen Co.   32,300  1,292,000
  2,436,838
GENERAL MERCHANDISE STORES - 2.0%
Dayton Hudson Corp.   28,500  1,118,625
Dillard Department Stores, Inc. Class A  15,000  463,125
Federated Department Stores, Inc. (a)  27,400  935,025
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
GENERAL MERCHANDISE STORES - CONTINUED
K mart Corp.   64,000 $ 664,000
May Department Stores Co. (The)  32,900  1,538,075
Mercantile Stores Co., Inc.   4,900  241,938
Nordstrom, Inc.   10,600  375,638
Penney (J.C.) Co., Inc.   29,500  1,438,125
Price/Costco, Inc. (a)  25,839  649,205
Sears, Roebuck & Co.   51,400  2,370,825
Wal-Mart Stores, Inc.   301,600  6,899,100
Woolworth Corp. (a)  17,400  380,625
  17,074,306
GROCERY STORES - 0.5%
Albertson's, Inc.   33,200  1,182,750
American Stores Co.   19,100  780,713
Fleming Companies, Inc.   4,973  85,784
Giant Food, Inc. Class A  7,900  272,550
Great Atlantic & Pacific Tea Co., Inc.   5,100  162,563
Kroger Co. (The) (a)  16,600  771,900
Supervalu, Inc.   8,800  249,700
Winn-Dixie Stores, Inc.   20,000  632,500
  4,138,460
RETAIL & WHOLESALE, MISCELLANEOUS - 0.8%
Circuit City Stores, Inc.   12,800  385,600
Comcast Corp. Class A special  43,050  766,828
Home Depot, Inc. (The)  62,900  3,152,863
Lowe's Companies, Inc.   22,700  805,850
Tandy Corp.   7,900  347,600
Toys "R" Us, Inc. (a)  35,900  1,077,000
  6,535,741
TOTAL RETAIL & WHOLESALE   32,496,151
SERVICES - 0.6%
ADVERTISING - 0.1%
Interpublic Group of Companies, Inc.   10,800  513,000
LEASING & RENTAL - 0.0%
Ryder Systems, Inc.   10,600  298,125
PRINTING - 0.3%
Alco Standard Corp.   17,200  887,950
Deluxe Corp.   10,900  356,975
Donnelley (R.R.) & Sons Co.   20,200  633,775
Harland (John H.) Co.   4,100  135,300
Moore Corporation Ltd.   13,200  273,465
  2,287,465
SERVICES - 0.2%
Block (H&R), Inc.   13,500  391,500
Ecolab, Inc.   8,400  316,050
Jostens, Inc.   5,000  105,625
National Service Industries, Inc.   6,300  235,463
Service Corp. International  30,900  865,200
  1,913,838
TOTAL SERVICES   5,012,428
TECHNOLOGY - 12.3%
COMMUNICATIONS EQUIPMENT - 1.8%
Andrew Corp. (a)  7,875  417,867
Cabletron Systems, Inc. (a)  19,800  658,350
Cisco Systems, Inc. (a)  85,200  5,420,850
DSC Communications Corp. (a)  15,400  275,275
Lucent Technologies, Inc.   83,784  3,875,010

 SHARES VALUE (NOTE 1)
Northern Telecom Ltd.   33,900 $ 2,106,926
Tellabs, Inc. (a)  23,500  884,188
3Com Corp. (a)  22,100  1,621,588
  15,260,054
COMPUTER SERVICES & SOFTWARE - 3.1%
Autodesk, Inc.   6,100  170,800
Automatic Data Processing, Inc.   38,000  1,629,250
CUC International, Inc. (a)  51,675  1,227,281
Ceridian Corp. (a)  8,900  360,450
Computer Associates International, Inc.   47,975  2,386,756
Computer Sciences Corp. (a)  9,800  804,825
First Data Corp.   58,800  2,146,200
Microsoft Corp. (a)  157,200  12,988,650
Novell, Inc. (a)  46,500  440,297
Oracle Corp. (a)  86,100  3,594,675
Shared Medical Systems Corp.   3,000  147,750
  25,896,934
COMPUTERS & OFFICE EQUIPMENT - 3.7%
Amdahl Corp. (a)  15,800  191,575
Apple Computer, Inc.   16,300  340,263
Bay Networks, Inc. (a)  24,800  517,700
Compaq Computer Corp. (a)  35,500  2,635,875
Data General Corp. (a)  5,200  75,400
Dell Computer Corp. (a)  23,800  1,264,375
Digital Equipment Corp. (a)  20,500  745,688
EMC Corp. (a)  30,500  1,010,313
Hewlett-Packard Co.   134,500  6,758,625
Intergraph Corp. (a)  6,100  62,525
International Business Machines Corp.   69,300  10,464,300
Pitney Bowes, Inc.   19,700  1,073,650
Seagate Technology (a)  32,200  1,271,900
Silicon Graphics, Inc. (a)  22,700  578,850
Sun Microsystems, Inc. (a)  48,600  1,248,413
Tandem Computers, Inc. (a)  15,400  211,750
Unisys Corp. (a)  22,700  153,225
Xerox Corp.   42,800  2,252,350
  30,856,777
ELECTRONIC INSTRUMENTS - 0.3%
Applied Materials, Inc. (a)  23,500  844,531
Perkin-Elmer Corp.   5,800  341,475
Tektronix, Inc.   4,400  225,500
Thermo Electron Corp.   20,100  829,068
  2,240,574
ELECTRONICS - 2.9%
AMP, Inc.   28,796  1,105,047
Advanced Micro Devices, Inc. (a)  17,700  455,775
Intel Corp.   108,200  14,167,438
LSI Logic Corp. (a)  16,900  452,075
Micron Technology, Inc.   27,500  800,938
Motorola, Inc.   78,000  4,787,250
National Semiconductor Corp. (a)  18,100  441,188
Texas Instruments, Inc.   25,000  1,593,750
Thomas & Betts Corp.   5,300  235,188
  24,038,649
PHOTOGRAPHIC EQUIPMENT - 0.5%
Eastman Kodak Co.   44,200  3,547,050
Polaroid Corp.   5,900  256,650
  3,803,700
TOTAL TECHNOLOGY   102,096,688
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TRANSPORTATION - 1.1%
AIR TRANSPORTATION - 0.3%
AMR Corp. (a)  11,900 $ 1,048,688
Delta Air Lines, Inc.   10,300  730,013
Southwest Airlines Co.   19,100  422,588
USAir Group, Inc. (a)  8,300  194,013
  2,395,302
RAILROADS - 0.7%
Burlington Northern Santa Fe Corp.   20,218  1,746,330
CSX Corp.   27,738  1,171,931
Conrail, Inc.   10,600  1,056,025
Union Pacific Corp.   32,100  1,930,013
  5,904,299
TRUCKING & FREIGHT - 0.1%
Caliber System, Inc.   5,200  100,100
Consolidated Freightways Corp. (a)  2,850  25,294
Consolidated Freightways, Inc.   5,700  126,825
Federal Express Corp. (a)  14,900  663,050
  915,269
TOTAL TRANSPORTATION   9,214,870
UTILITIES - 9.6%
CELLULAR - 0.2%
AirTouch Communications, Inc. (a)  65,700  1,658,925
ELECTRIC UTILITY - 2.5%
American Electric Power Co., Inc.   24,700  1,015,788
Baltimore Gas & Electric Co.   19,500  521,625
Carolina Power & Light Co.   19,900  726,350
Central & South West Corp.   27,700  709,813
Consolidated Edison Co. of New York, Inc.   30,800  900,900
DTE Energy Co.   19,000  615,125
Dominion Resources, Inc.  23,300  897,050
Duke Power Co.   26,600  1,230,250
Edison International  57,700  1,146,788
Entergy Corp.  29,900  829,725
FPL Group, Inc.   24,200  1,113,200
GPU, Inc.   15,900  534,638
Houston Industries, Inc.   32,800  742,100
Niagara Mohawk Power Corp.  19,000  187,625
Northern States Power Co.  9,100  417,463
Ohio Edison Co.   20,000  455,000
PECO Energy Co.   29,200  737,300
PP&L Resources, Inc.   21,300  489,900
Pacific Gas & Electric Co.   54,700  1,148,700
PacifiCorp.   38,600  791,300
Public Service Enterprise Group, Inc.   32,200  877,450
Southern Co.   88,500  2,002,313
Texas Utilities Co.   29,600  1,206,200
Unicom Corp.   28,400  770,350
Union Electric Co.   13,500  519,750
  20,586,703
GAS - 0.8%
Columbia Gas System, Inc. (The)  7,300  464,463
Consolidated Natural Gas Co.   12,500  690,625
ENSERCH Corp.   9,000  207,000
Eastern Enterprises Co.   2,600  91,975
El Paso Natural Gas Co.  2,083  105,192
Enron Corp.   33,300  1,436,063
NICOR, Inc.   6,500  232,375
Noram Energy Corp.   18,157  279,441
ONEOK, Inc.   3,500  105,000
Pacific Enterprises  11,100  337,163
PanEnergy Corp.   19,900  895,500

 SHARES VALUE (NOTE 1)
Peoples Energy Corp.   4,500 $ 152,438
Sonat, Inc.   11,400  587,100
Williams Companies, Inc.   20,550  770,625
  6,354,960
TELEPHONE SERVICES - 6.1%
ALLTEL Corp.   25,000  784,375
AT&T Corp.   211,900  9,217,650
Ameritech Corp.  72,200  4,377,125
Bell Atlantic Corp.   57,500  3,723,125
BellSouth Corp.   130,600  5,272,975
Frontier Corp.   21,800  493,225
GTE Corp.   127,300  5,792,150
MCI Communications Corp.   90,500  2,958,219
NYNEX Corp.   57,700  2,776,813
Pacific Telesis Group  56,400  2,072,700
SBC Communications, Inc.   80,200  4,150,350
Sprint Corp.   56,700  2,260,913
U.S. West, Inc. (a)  62,700  2,022,075
U.S. West, Inc. (Media Group) (a)  82,200  1,520,700
WorldCom, Inc. (a)  111,100  2,895,544
  50,317,939
TOTAL UTILITIES   78,918,527
TOTAL COMMON STOCKS
 (Cost $648,485,937)   743,217,010
U.S. TREASURY OBLIGATIONS - 0.5%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
U.S. Treasury Bills, yields at date
 of purchase 5.06% to 5.40%,
 3/6/97 (b)
 (Cost $4,122,570) $ 4,200,000  4,163,460
CASH EQUIVALENTS - 9.8%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
 (U.S. Treasury obligations) in a joint
 trading account at 6.75%, dated
 12/31/96 due 1/2/97  $ 81,298,476  81,268,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $733,876,507) $  828,648,470
FUTURES CONTRACTS
   EXPIRATION UNDERLYING FACE UNREALIZED
  DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
214 S&P 500 Index Contracts Mar. 1997 $ 79,661,500 $ (865,578)
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 9.6%
LEGEND
1. Non-income producing
2. Security pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,163,460. OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $498,627,105 and $60,621,879, respectively.
The market value of futures contracts opened and closed during the period amounted to $629,542,879 and $580,149,403, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $374 for the period (see
Note 4 of Notes to Financial Statements).
The fund participated in the interfund lending program as a lender. The maximum loan and average daily balances during the period for which loans were outstanding amounted to $15,966,000 and $10,572,000, respectively. The weighted average interest rate was 5.42% (see Note 2 of Notes to Financial Statements).
INCOME TAX INFORMATION
At December 31, 1996, the aggregate cost of investment securities for income tax purposes was $733,876,507. Net unrealized appreciation aggregated $94,771,963, of which $108,388,822 related to appreciated investment securities and $13,616,859 related to depreciated investment securities.
The fund hereby designates approximately $13,962,000 as a capital gain dividend for the purpose of the dividend paid deduction.
VARIABLE INSURANCE PRODUCTS FUND II: INDEX 500 PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES



 DECEMBER 31, 1996

ASSETS

Investment in securities, at value (including repurchase agreements of $81,268,000) (cost $733,876,507) -         $ 828,648,470
See accompanying schedule

Cash                                                                                                               359

Receivable for investments sold                                                                                     28,659,261

Receivable for fund shares sold                                                                                  3,319,301

Dividends receivable                                                                                                 1,274,804

Other receivables                                                                                                    146

 TOTAL ASSETS                                                                                                       861,902,341

LIABILITIES

Payable for investments purchased                                                                   $ 33,566,854

Payable for fund shares redeemed                                                                    3,271,797

Accrued management fee                                                                               87,009

Payable for daily variation on                                                                      1,635,565
futures contracts

Other payables and                                                                                   98,431
accrued expenses

 TOTAL LIABILITIES                                                                                                 38,659,656

NET ASSETS                                                                                                      $ 823,242,685

Net Assets consist of:

Paid in capital                                                                                                 $ 695,721,458

Undistributed net investment income                                                                               10,839,163

Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions                22,775,719

Net unrealized appreciation (depreciation) on investments                                                            93,906,345
and assets and liabilities in
foreign currencies

NET ASSETS, for 9,244,289                                                                                           $ 823,242,685
shares outstanding

NET ASSET VALUE, offering price                                                                                    $89.05
and redemption price per share ($823,242,685 (divided by) 9,244,289 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME                                                                $ 9,687,701
Dividends

Interest                                                                          2,483,300

 TOTAL INCOME                                                                     12,171,001

EXPENSES

Management fee                                                     $ 1,346,765

Transfer agent fees                                                 371,637

Accounting fees and expenses                                        271,956

Non-interested trustees' compensation                               2,347

Custodian fees and expenses                                         43,234

Registration fees                                                   319

Audit                                                               44,006

Legal                                                               2,309

Miscellaneous                                                       1,443

 Total expenses before reductions                                   2,084,016

 Expense reductions                                                 (751,964      1,332,052
                                                                   )

NET INVESTMENT INCOME                                                             10,838,949

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                              16,384,201

 Foreign currency transactions                                      124

 Futures contracts                                                  6,270,052     22,654,377

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                              68,765,773

 Assets and liabilities in                                          (57
 foreign currencies                                                )

 Futures contracts                                                  (740,028      68,025,688
                                                                   )

NET GAIN (LOSS)                                                                   90,680,065

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $ 101,519,014

OTHER INFORMATION                                                                $ 313
 Expense reductions
 Directed brokerage arrangements

  Custodian interest credits                                                      1,380

  Transfer agent interest credits                                                 11,997

  FMR reimbursement                                                               738,274

                                                                                 $ 751,964


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   YEAR ENDED     YEAR ENDED
                                    DECEMBER 31,   DECEMBER 31,
                                    1996           1995




Operations                                                                                       $ 10,838,949    $ 3,388,217
Net investment income

 Net realized gain (loss)                                                                         22,654,377      8,859,319

 Change in net unrealized appreciation (depreciation)                                             68,025,688      24,840,544

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                   101,519,014     37,088,080

Distributions to shareholders                                                                      (3,387,922)     (1,038,071)
From net investment income

 From net realized gain                                                                            (8,711,800)     (125,271)

 In excess of net realized gain                                                                   -               (16,781)

 TOTAL DISTRIBUTIONS                                                                                 (12,099,722)    (1,180,123)

Share transactions                                                                                   568,794,744     176,225,141
Net proceeds from sales of shares

 Reinvestment of distributions                                                                       12,099,722      1,180,123

 Cost of shares redeemed                                                                             (92,770,768)    (18,914,447)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                             488,123,698     158,490,817

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                            577,542,990     194,398,774

NET ASSETS

 Beginning of period                                                                                 245,699,695     51,300,921

 End of period (including undistributed net investment income of $10,839,163 and $3,389,130,
respectively)                                                                                      $ 823,242,685   $ 245,699,695

OTHER INFORMATION
Shares

 Sold                                                                                               6,984,700       2,593,616

 Issued in reinvestment of distributions                                                             161,200         20,470

 Redeemed                                                                                           (1,146,896)     (281,351)

 Net increase (decrease)                                                                             5,999,004       2,332,735



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                          YEARS ENDED DECEMBER 31,                          AUGUST 27, 1992
                                                                            (COMMENCEMENT
                                                                            OF
                                                                            OPERATIONS) TO
                                                                            DECEMBER 31,

SELECTED PER-SHARE DATA   1996                       1995   1994   1993 D   1992





Net asset value, beginning of period                                  $ 75.71     $ 56.22     $ 55.74    $ 52.60    $ 50.00

Income from Investment Operations

 Net investment income                                                1.04        .85         1.14       1.31       .44

 Net realized and unrealized gain (loss)                              15.55       19.72       (.56)      3.80       2.71

 Total from investment operations                                     16.59       20.57       .58        5.11       3.15



Less Distributions

 From net investment income                                           (.91)       (.95)       -          (1.28)     (.47)

 From net realized gain                                               (2.34)      (.11)       (.10)      (.60)      (.08)

 In excess of net realized gain                                       -           (.02)       -          (.09)      -

 Total distributions                                                  (3.25)      (1.08)      (.10)      (1.97)     (.55)

Net asset value, end of period                                        $ 89.05     $ 75.71     $ 56.22    $ 55.74    $ 52.60

TOTAL RETURN B, C                                                     22.71%      37.19%      1.04%      9.74%      6.31%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                               $ 823,243   $ 245,700   $ 51,301   $ 25,153   $ 17,961

Ratio of expenses to average net assets                               .28%        .28%        .28%       .28%       .28% A,
                                                                      E           E           E          E          E

Ratio of net investment income to average net assets                  2.26%       2.70%       2.81%      2.65%      2.89% A

Portfolio turnover rate                                               14%         16%         2%         9%         0%

Average commission rate F                                             $ .0315

A ANNUALIZED B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
 ANNUALIZED. TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR
INSURANCE COMPANY'S
SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL
RETURNS SHOWN. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). D EFFECTIVE JANUARY 1, 1993, THE FUND ADOPTED STATEMENT
OF POSITION 93-2,
"DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF
INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT
COMPANIES." AS A
RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN
RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. E FMR AGREED TO
REIMBURSE A PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S
EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). F FOR
FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS
REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH COMMISSIONS
ARE CHARGED.  THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND
TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS
WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY DIFFER.


NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Index 500 Portfolio (the fund) is a fund of Variable Insurance Products Fund II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS - CONTINUED
at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above. INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's schedule of investments.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market and to fluctuations in interest rates and currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end, is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Information regarding purchases and sales of securities (other than short-term securities) and the market value of futures contracts opened and closed, is included under the caption "Other Information" at the end of the fund's schedule of investments.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .28% of the fund's average net assets.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .08% of average net assets.
ACCOUNTING FEES. Fidelity Service Co. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .28% of average net assets.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses.
For the period, the reduction under these arrangements are shown under the caption "Other Information" on the fund's Statement of Operations.
6. BENEFICIAL INTEREST.
At the end of the period, Fidelity Investment Life Insurance Company (FILI) and its subsidiaries, affiliates of FMR, were the record owners of approximately 43% of the outstanding shares of the fund. In addition, one unaffiliated insurance company was record owner of 10% or more of the total outstanding shares of the fund, totaling 10%.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Variable Insurance Products Fund II and the Shareholders of Index 500 Portfolio:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Index 500 Portfolio (a fund of Variable Insurance Products Fund II) at December 31, 1996, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Index 500 Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.
PRICE WATERHOUSE LLP
Boston, Massachusetts
February 10, 1997
DISTRIBUTIONS


The Board of Trustees of Index 500 Portfolio voted to pay on February 7, 1997, to shareholders of record at the opening of business on February 7, 1997, a distribution of $2.09 per share derived from capital gains realized from sales of portfolio securities and a dividend of $1.03 per share from net investment income.


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
Jennifer G. Farrelly, VICE PRESIDENT
William J. Hayes, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
Robert H. Morrison, MANAGER, SECURITY TRANSACTIONS
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Co.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co., Boston, MA
* INDEPENDENT TRUSTEES


(2_FIDELITY_LOGOS)
VARIABLE INSURANCE PRODUCTS
FUND II: ASSET MANAGER PORTFOLIO

ANNUAL REPORT
DECEMBER 31, 1996
CONTENTS



MARKET ENVIRONMENT                       3    A review of what happened in world markets
                                              during the last year.

PERFORMANCE                              4    How the fund has done over time.

FUND TALK                                5    The managers' review of fund performance, strategy
                                              and outlook.

ADDITIONAL INTERVIEW ON POLICY CHANGES   7    A discussion of recent changes to
                                              VIP II: Asset Manager

INVESTMENTS                              8    A complete list of the fund's investments with their
                                              market values.

FINANCIAL STATEMENTS                     19   Statements of assets and liabilities, operations, and
                                              changes in net assets, as well as financial highlights.

NOTES                                    21   Notes to the financial statements.

REPORT OF INDEPENDENT ACCOUNTANTS        24   The auditors' opinion.

DISTRIBUTIONS                            25



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED
BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
MARKET ENVIRONMENT


Most stock and bond markets posted positive returns in 1996, aided by moderate growth and low inflation. Sustained corporate earnings growth and a favorable interest rate environment also proved beneficial. Japan, however, was the major exception as an underperforming stock market and a weak yen undermined returns for U.S.-based investors. The strongest gains came from the often-volatile emerging bond markets in 1996, while performance of the bond markets of developed countries was mixed.
U.S. STOCK MARKETS
The Standard & Poor's 500 Index - a broad measure of U.S. stock market performance - rose 22.96% for the 12 months that ended December 31, 1996, well above the index's long-term average annual return of about 12%. The Russell 2000 Index - a measure of small stock performance - rose 16.49%. The Dow Jones Industrial Average - an index of 30 blue-chip stocks - posted a return of 28.70%, closing above 6500 for the first time in November.
The U.S. stock market spent much of the past year breaking price and trading volume records. Solid corporate earnings reports, large cash inflows into mutual funds, widespread optimism and a generally favorable interest rate environment propelled share prices higher. Large-capitalization stocks thrived as investors sought their lower volatility and higher degree of liquidity over smaller-cap stocks in an environment where it was sometimes difficult to discern the health of the economy.
Most industry sectors experienced positive, if not strong performance. At mid-year, technology stocks suffered from a sell-off sparked by fears that company earnings were weakening. Nevertheless, this sector proved to be the strongest in the U.S. market in 1996. Earnings surprises and positive earnings projections were the main drivers of solid performance, especially among semiconductor manufacturers, companies that make disk drives and monitors, and software firms. Even though consensus estimates pointed toward increases in short-term interest rates by the Fed, financial stocks
- usually sensitive to changes in interest rates - shrugged off this concern and posted solid performance based on low interest rates and positive business prospects. Energy stocks reaped the benefits of higher-than-expected energy prices, which resulted in part from the delayed re-entry of Iraq into the world market. Uncertainty over the direction of the economy benefited consumer nondurables - such as food, beverage and tobacco companies - health care and traditional big-name growth stocks, as these companies tend to post steady earnings growth in many economic environments.
Utilities stocks struggled in 1996 for two reasons. First, and most important, uncertainty over the direction and form of deregulation in the sector tended to diminish investor interest. Second, stocks in the sector tend to move in concert with bonds, which lagged due to periodic inflation fears and confusing economic signals. Stocks in the telecommunications field especially were affected by uncertainty over legislation signed into law in February 1996. Biotechnology issues had a hard time recovering from a correction in stock prices from overvalued levels that they experienced earlier in 1996. Cyclical stocks - those that usually rise and fall with the economy - posted mixed results that largely depended on the outlook for companies in the specific sector rather than the direction of the economy. FOREIGN STOCK MARKETS
Foreign stock markets posted mixed results in 1996. The Morgan Stanley Capital International (MSCI) EAFE Index - which measures stock performance in Europe, Australia and the Far East - returned 6.05% in 1996. Europe posted the most consistently strong equity markets due to stronger economic growth, lower interest rates, higher corporate earnings, the relative weakness of the continent's major currencies and a new emphasis on shareholder friendliness by many of the region's corporations. The MSCI Europe Index was up 21.09% in 1996. The Japanese stock market underperformed on the weakness of the economic recovery and the uncertainty for any substantial economic reform. The Tokyo Stock Exchange TOPIX Total Return Index was off 16.26%. Emerging market equity performance ran the gamut from negative to positive, with the MSCI Emerging Markets Free Index returning 6.03% for 1996. While Hong Kong was a top performer - benefiting from the rising value of the property sector, solid economic growth and stable interest rates - other Asian markets posted mixed returns as concerns rose over declining export growth in the region. Latin America enjoyed a strong first half, but faded toward the end of 1996 due to low domestic savings rates and inefficient governments, among other factors. U.S. BOND MARKETS
Uncertainty over the direction of the economy led to mixed performance in U.S. bond markets in 1996. For the year, the Lehman Brothers Aggregate Bond Index - a broad measure of the performance of the U.S. taxable bond market
- posted a total return of 3.63%. Stronger-than-expected economic signals rattled the bond market in the early spring. Investors spent most of the summer anticipating a short-term interest rate increase by the Federal Reserve Board. However, the Fed neither raised nor lowered rates through the end of 1996. Interest rates responded to the Fed's inaction by falling during much of October and November. In December, though, bond prices dropped due to inflation concerns, stronger-than-expected economic data and comments by Fed Chairman Alan Greenspan that the stock markets may be overvalued.
FOREIGN BOND MARKETS
While low inflation and moderate growth helped provide a positive backdrop for most bond markets in 1996, performance in overseas bond markets was mixed. The Salomon Brothers World Government Bond Index - a measure of government bond market performance in developed nations - returned 3.62% for the 12 months that ended December 31, 1996. In Europe, focus centered on the continuing progress toward the European Monetary Union (EMU). Attractive opportunities arose as countries worked to meet the requirements for joining the EMU. However, Germany and Japan - two of the larger components of the Salomon Brothers World Government Bond Index - experienced currency problems that hurt returns. In stark contrast to the developed world, the often-volatile emerging debt markets enjoyed a particularly strong year, helped by inflows of foreign capital, low interest rates and the implementation of country-specific reforms - especially in Latin America. The J.P. Morgan Emerging Markets Bond Index - of which Latin America is a large component - posted a return of 34.16% during the period.
VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996    PAST 1   PAST 5   LIFE OF
                                   YEAR     YEARS    FUND

Asset Manager                      14.60%   11.26%   11.69%

S&P 500 (registered trademark)     22.96%   15.22%   13.93%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. You can compare the fund's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how
it will do tomorrow. The stock market, for example,
has a history of growth in the long run and volatility
in the short run. In turn, the share price and return
of a fund that invests in stocks will vary. That
means if you sell your shares during a market
downturn, you might lose money. But if you can
ride out the market's ups and downs, you may
have a gain.
(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, September 6, 1989.
If Fidelity had not reimbursed certain fund expenses, the past five years and life of fund total return figures would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960930 19961009 151627 S00000000000001
             VIP II:Asset Manage         S&P500                      Fid.
Composite Index
             00228                       SP001                       F0001

  1989/09/30      10000.00                    10000.00
10000.00
  1989/10/31      10020.02                     9768.00
10057.20
  1989/11/30      10060.06                     9967.27
10176.98
  1989/12/31      10091.09                    10206.48
10276.92
  1990/01/31       9868.42                     9521.63
10029.14
  1990/02/28       9969.64                     9644.46
10093.23
  1990/03/31      10050.61                     9900.03
10192.55
  1990/04/30       9919.03                     9652.53
10098.47
  1990/05/31      10425.10                    10593.65
10527.96
  1990/06/30      10506.07                    10521.62
10593.55
  1990/07/31      10485.83                    10487.95
10658.17
  1990/08/31      10141.70                     9539.84
10328.51
  1990/09/30       9929.15                     9075.25
10236.17
  1990/10/31       9979.76                     9036.22
10309.57
  1990/11/30      10465.59                     9619.96
10618.75
  1990/12/31      10769.23                     9888.36
10792.69
  1991/01/31      11284.56                    10319.49
10998.50
  1991/02/28      11726.26                    11057.34
11273.90
  1991/03/31      11915.56                    11324.93
11396.34
  1991/04/30      12094.35                    11352.11
11471.10
  1991/05/31      12367.79                    11842.52
11653.26
  1991/06/30      12146.94                    11300.13
11502.23
  1991/07/31      12451.92                    11826.72
11733.43
  1991/08/31      12704.33                    12107.01
11942.28
  1991/09/30      12777.94                    11904.82
11999.01
  1991/10/31      12862.08                    12064.35
12105.80
  1991/11/30      12651.74                    11578.15
12022.39
  1991/12/31      13198.62                    12902.69
12614.73
  1992/01/31      13366.89                    12662.70
12476.86
  1992/02/29      13626.47                    12827.32
12556.58
  1992/03/31      13593.27                    12577.19
12465.80
  1992/04/30      13792.52                    12946.96
12619.13
  1992/05/31      13936.42                    13010.40
12743.05
  1992/06/30      13925.35                    12816.54
12748.65
  1992/07/31      14157.81                    13340.74
13094.91
  1992/08/31      14113.53                    13067.25
13044.62
  1992/09/30      14202.09                    13221.45
13188.90
  1992/10/31      14224.22                    13267.72
13136.41
  1992/11/30      14534.17                    13720.15
13311.65
  1992/12/31      14744.49                    13888.91
13474.85
  1993/01/31      15010.15                    14005.57
13643.28
  1993/02/28      15150.92                    14196.05
13833.47
  1993/03/31      15579.83                    14495.59
13975.40
  1993/04/30      15672.57                    14144.79
13890.43
  1993/05/31      15939.19                    14523.87
14039.61
  1993/06/30      16066.70                    14565.99
14188.71
  1993/07/31      16263.77                    14507.73
14206.88
  1993/08/31      16739.04                    15057.57
14556.36
  1993/09/30      16750.64                    14941.63
14541.52
  1993/10/31      17202.73                    15250.92
14691.00
  1993/11/30      17179.54                    15106.04
14577.88
  1993/12/31      17875.07                    15288.82
14678.76
  1994/01/31      18443.09                    15808.64
14967.05
  1994/02/28      17857.33                    15380.23
14683.28
  1994/03/31      17017.99                    14709.65
14303.86
  1994/04/30      17030.15                    14897.93
14341.05
  1994/05/31      17176.13                    15142.26
14437.71
  1994/06/30      16847.69                    14771.27
14293.33
  1994/07/31      17139.63                    15255.77
14595.21
  1994/08/31      17541.06                    15881.26
14846.54
  1994/09/30      17334.15                    15492.17
14628.89
  1994/10/31      17419.36                    15840.74
14769.03
  1994/11/30      17163.73                    15263.82
14554.47
  1994/12/31      16786.37                    15490.18
14689.71
  1995/01/31      16676.82                    15891.84
14964.29
  1995/02/28      16946.97                    16511.15
15338.22
  1995/03/31      17170.77                    16998.39
15572.95
  1995/04/30      17444.31                    17498.99
15852.95
  1995/05/31      17668.12                    18198.43
16378.13
  1995/06/30      17817.32                    18621.18
16597.47
  1995/07/31      18451.43                    19238.66
16808.98
  1995/08/31      18675.24                    19286.95
16919.65
  1995/09/30      18911.47                    20100.85
17285.46
  1995/10/31      18662.80                    20029.09
17383.85
  1995/11/30      19147.71                    20908.37
17812.18
  1995/12/31      19632.62                    21311.07
18067.68
  1996/01/31      20055.36                    22036.50
18375.48
  1996/02/29      20001.35                    22240.77
18308.01
  1996/03/31      20213.99                    22454.95
18330.20
  1996/04/30      20426.62                    22785.94
18406.38
  1996/05/31      20586.10                    23373.59
18600.31
  1996/06/30      20772.16                    23462.64
18738.77
  1996/07/31      20426.62                    22426.06
18441.72
  1996/08/31      20466.49                    22899.03
18598.03
  1996/09/30      21210.73                    24187.79
19154.71
  1996/10/31      21755.62                    24854.88
19551.44
  1996/11/30      22832.10                    26733.66
20294.32
  1996/12/31      22499.85                    26204.07
20067.35
IMATRL PRASUN   SHR__CHT 19960930 19961009 151629 R00000000000123

Let's say hypothetically that $10,000 was invested in Asset Manager Portfolio on September 30, 1989, shortly after the fund started. By December 31, 1996, the value of the investment would have grown to $22,500
- a 125.00% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the S&P 500, which would have grown to $26,204 over the same period - a 162.04% increase on the initial investment.
You can also look at how the Fidelity Composite Index did over the same period. The composite index combines the cumulative total returns of three unmanaged indexes - the S&P 500 (162.04%), Lehman Brothers Aggregate Bond Index (84.18%), and the Salomon Brothers 3-month T-Bill Total Rate of Return Index (44.16%) - according to the fund's neutral mix,* assuming monthly rebalancing. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $20,067 - a 100.67% increase.
* 50% STOCKS, 40% BONDS AND 10% SHORT-TERM INSTRUMENTS EFFECTIVE JANUARY 1, 1997; 40%, 40% AND 20%, RESPECTIVELY, BETWEEN JUNE 1, 1992 AND DECEMBER 31, 1996; 30%, 40% AND 30%, RESPECTIVELY, PRIOR TO JUNE 1, 1992.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF DECEMBER 31, 1996
                                        % OF FUND'S
                                        INVESTMENT
                                        S

Philip Morris Companies, Inc.           4.6

Federal National Mortgage Association   4.3

General Motors Corp.                    2.5

Compaq Computer Corp.                   1.9

International Business Machines Corp.   1.9

TOP FIVE BOND ISSUERS AS OF DECEMBER 31, 1996
(WITH MATURITIES MORE THAN ONE YEAR)        % OF FUND'S
                                            INVESTMENT
                                            S

U.S. Treasury Obligations                   19.0

Federal National Mortgage Association       4.5

Government National Mortgage Association    2.3

Federal Home Loan Mortgage Corporation      1.6

Federal Home Loan Bank                      0.5

ASSET ALLOCATION AS OF DECEMBER 31, 1996*
Row: 1, Col: 1, Value: 7.7
Row: 1, Col: 2, Value: 44.9
Row: 1, Col: 3, Value: 47.4
Stocks  47.4%
Bonds  44.9%
Short-term investments 7.7%
FOREIGN INVESTMENTS  11.6%
*



 % OF FUND'S INVESTMENTS

VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER PORTFOLIO
FUND TALK: THE MANAGERS' OVERVIEW



An interview with Richard Habermann (center), Portfolio Manager of Asset Manager Portfolio, as well as George Vanderheiden (left) and Michael Gray, sub-managers for stocks and bonds, respectively
Q. HOW DID THE FUND PERFORM, DICK?
D.H. The fund continued to lag the stock market somewhat during the period. That's not altogether surprising, however, since the fund invests in both stocks and bonds, and stocks markedly outperformed bonds over the past year. The Standard & Poor's 500 Index had a total return of 22.96% for the 12 months that ended December 31, 1996. The fund benefited most from the performance of its equity investments, and performed in line with other flexible portfolios and with our expectations following a repositioning of the fund that we executed earlier in the year.
Q. CAN YOU ELABORATE ON THIS REPOSITIONING?
D.H. On the bond side, we focused on investment-grade, dollar-denominated securities, bringing the bond portfolio's duration - its sensitivity to changes in interest rates - in line with the bond market average as represented by the Lehman Brothers Aggregate Index. Our stock selection emphasized large-capitalization stocks whose dividend yields were slightly higher than that of the market. Fortunately, these kinds of stocks provided very strong performance in 1996.
Q. WHAT WAS THE FUND'S ASSET MIX AT THE END OF THE PERIOD?
D.H. We aimed to bring the fund in line with the new neutral mix we have developed for the fund. As a result, the fund had about 47% in stocks, 45% in bonds and 8% in short-term money market securities. For more information on this policy change, please refer to the additional interview that follows.
Q. WHAT HAS YOUR ASSET ALLOCATION STRATEGY BEEN OVER THE PAST SIX MONTHS? D.H. We've kept the stock weighting fairly steady over that period. As I said, stocks performed very well. Stock prices rebounded starting in July, after it became evident that some negative corporate earnings reports were not indicative of the state of the overall market. A benign economic and interest rate environment helped stocks maintain their momentum through the last three months of the year. Federal Reserve Board Chairman Alan Greenspan's comments about the market's exuberance caused some short-term volatility in December, but the stock market rebounded fairly quickly. There were times when we added to the fixed-income component, buying bonds when they became undervalued during periods of market duress. Periodically, economic data that some feared signaled impending inflation shook the market. Inflation is a negative influence on bond investing because it erodes the value of a bond's fixed payments. We added to the fund's position in investment-grade bonds when their prices fell and their yields rose in response to the economic data, enabling us to lock in higher yields on our new fixed-income investments. When yields subsequently fell, the value of the fixed-income investments we purchased earlier increased.
Q. TURNING TO YOU, GEORGE, WHAT STOCK-PICKING STRATEGIES HAVE YOU PURSUED? G.V. I've sought to minimize the risk in the stock holdings because I considered stock market valuations to be high on a historical basis. As a result, I've pursued two strategies - growth at a reasonable price and vulture investing. I have always felt the most prudent way to buy growth stocks is to get as much total return, meaning stock appreciation plus dividend yield, for as small a price as possible. The price you pay for a growth stock is reflected in its price-to-earnings ratio, or how much times earnings the market thinks that stock is worth. To give an example, both Philip Morris and Coca-Cola are growth stocks with each having grown its earnings per share at an 18% growth rate over the past 10 years. Assuming they can sustain similar growth rates in the future, Philip Morris would have a higher total return because its dividend yield is 5%, whereas Coke's is 1%. But look at what the market was paying for each stock's total return at the beginning of October. Coke was at around $51 and the consensus estimate for its earnings per share was $1.40 for 1996, thereby producing a price-to-earnings ratio of 36 times. Philip Morris, on the other hand, was at $93 with a consensus earnings-per-share estimate of $7.70 for 1996, thereby producing a price-to-earnings ratio of 12 times. Litigation concerns have been dragging down Philip Morris' ratio, but these worries have been around for 15 years and this was the biggest gap between the two companies' price-to-earnings ratios. That's why I invested in Philip Morris and not Coca-Cola.
Q. WHAT DO YOU MEAN BY VULTURE INVESTING?
G.V. Occasionally bad things happen to good stocks. Quality growth stocks may stumble temporarily due to new product introductions, too much inventory or manufacturing problems that cause a disappointment in quarterly earnings. If these are truly temporary occurrences, they can be wonderful opportunities to buy a stock or sector when prices are down. For example, in January 1996, Intel's price had dropped to $50 from $75 months before as concerns developed over its receivables with Packard Bell. Nine months later the stock had increased substantially. Buying a sector with good long-term fundamentals after it has suffered a big decline can mitigate risk and enhance the ultimate upside gain. However, it does require patience.
Q. MICHAEL, WHERE HAVE YOU FOUND OPPORTUNITIES IN THE BOND PORTFOLIO?
M.G. I've increased the fund's investments in bonds that offered a yield advantage over Treasuries - agency issues, mortgage-backed securities and corporate bonds.
Q. WHAT MADE CORPORATE BONDS MORE ATTRACTIVE?
M.G. As Dick said, they became more attractive earlier in the period. In addition, for most of the period, the fundamental outlook for corporations was favorable. That is, business prospects appeared to improve. The best indicator of a favorable corporate environment has been a strong stock market. This strength showed that corporations were doing well and that investors were comfortable with prospects as they drove up stock prices. Part of that optimism was a function of the economic environment, which has been fairly positive. Despite the bond market's inflation fears in the spring, the economy looked as if it was growing, while inflation remained under control. Moderate growth with low inflation is a good recipe for corporations. In addition, there was a limited supply of new corporate issues, along with fairly strong demand. Many investors were looking for added yield, and there wasn't much to buy in the way of corporate bonds. This backdrop helped corporate bonds post strong price gains on a relative basis.
Q. WERE THERE OTHER TYPES OF BONDS THAT WERE ATTRACTIVE TO YOU?
M.G. I was attracted to Yankee bonds. These are dollar-denominated bonds issued in the U.S. by foreign banks, governments and corporations. They tend to trade more cheaply than other bonds with similar credit ratings and often don't drop in price as quickly as corporate bonds when bad news affects the issuer.
Q. WHAT KINDS OF MORTGAGE-BACKED SECURITIES DID YOU FAVOR?
M.G. When rates rose earlier in the period, I bought mortgage-backed securities that were selling at a discount. In general, I sought securities that I thought would be less susceptible to changes in interest rates than other choices in the mortgage-backed sector. Mortgage-backed securities tend not to perform well if rates go up or down sharply, so I looked for those bonds that by the nature of their structure would be less sensitive to interest rate changes. Those securities tended to be in 15-year and 30-year mortgages that were selling at a discount.
Q. TURNING BACK TO YOU, DICK, WHAT'S YOUR OUTLOOK?
D.H. Twice this year, there has been real excitement in the stock market, in July and December. Both occasions were related to concerns about earnings. Going forward, I think we'll find more risk in the markets. Sometimes people tend to forget that stocks, most importantly, are stocks of COMPANIES. So what we've been trying to do is to spend a lot of time listening to companies and trying to get a sense of what's going on. There might be a pick-up in the economy to sustain earnings, but in the short term, earnings disappointments will hit a stock hard. The stocks and markets that have done poorly are those that haven't met expectations. If the low-interest, low-inflation environment continues, earnings will be more crucial. That is, because of lower interest rates, there will be more of a reaction when earnings don't meet expectations. In addition, stock prices will be more sensitive to any changes in interest rates. As for fixed-income, we'll continue to keep an eye on the strength of the economy and to look for value in the various sectors of the market.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
NOTE TO SHAREHOLDERS: Charles Morrison became sub-manager for bonds on February 3, 1997, after the period ended.


FUND FACTS
GOAL: maximum total return over the long term by allocating assets among stocks, bonds and short-term instruments anywhere in the world
START DATE: September 6, 1989
SIZE: as of December 31, 1996, more than $3.6 billion
MANAGER: Richard Habermann, since March
1996; joined Fidelity in 1968
(checkmark)
ADDITIONAL INTERVIEW ON POLICY CHANGES


NOTE TO SHAREHOLDERS: Beginning on December 1, 1996, Asset Manager Portfolio's neutral mix of investments changed, and there was a change in how bonds and short-term instruments are classified. In the following additional interview segment, Portfolio Manager Dick Habermann discusses these changes.
Q. WE UNDERSTAND THAT THE FUND'S NEUTRAL ALLOCATION PERCENTAGES CHANGED. CAN YOU EXPLAIN?
A. Yes. Asset Manager's neutral mix - which represents how the fund's investments are allocated, on average, over the long term - was 40% stocks, 40% bonds and 20% short-term instruments. Under a new policy approved by the fund's Board of Trustees, the neutral mix is now 50% stocks, 40% bonds and 10% short-term/money market instruments. As always, this allocation will vary over short-term periods as fund management makes gradual adjustments to the portfolio's holdings - within defined ranges - based on the current outlook for the different markets. The neutral mix is designed to establish a general direction for the fund and communicate the expected posture of the fund going forward.
Q. WHAT DO THESE CHANGES MEAN?
A. The most significant impact of the changes is a 10% increase in the fund's equity allocation and a reduction in the fixed-income classes. The other changes to the bond and short-term positions are mainly a redefinition of the dividing line of short-term securities and longer-term bonds.
Q. SO YOU ALSO CHANGED THE DEFINITION OF "SHORT-TERM" FOR THE PURPOSES OF HOW THE FUND LOOKS AT ITS ALLOCATIONS . . .
A. The short-term asset class in the fund included all bonds and short-term instruments with maturities of three years or less. Under our new definition, we now move most securities with one to three years remaining maturity into the bond class, leaving shorter-term instruments in a newly named "short-term/money market" class. This class, in general, will include securities with remaining maturities of 12 months or less and securities with comparable interest rate sensitivity. In addition to redefining the bond and short-term class, we also assigned a manager to the short-term/money market part of the fund: John Todd, a veteran manager in our money market fund group who has been with Fidelity since 1981.
Q. WHY DID YOU MAKE THESE CHANGES?
A. With the changes in the management structure, we thought it was a good time to reassess the neutral mix based on what we learned since we launched the first Asset Manager fund in 1988.
One thing we found is that stocks have continued to provide superior returns relative to both intermediate and long term bonds. At the same time, the volatility of stocks and bonds by some measures has been converging. Based on this comparison and other factors we evaluated, we believe the fund can modestly increase its allocation to equities and thus its potential return without unduly affecting its volatility.
Shareholders should remember that these allocations simply represent a neutral mix. Because the fund is actively managed, allocations will change based on the market environment. The allocation ranges for each asset class have been modified to accommodate the change in the neutral mix.
Q. AND WHY DID YOU REDEFINE THE SHORT-TERM CLASS AND ADD A SUB-MANAGER?
A. We believe that actively managing the short-term part of the portfolio more like a money market fund will help to make this category more stable. Additionally, this redefinition is in line with the way Fidelity looks at fixed-income asset classes across our funds.
Q. WILL THESE CHANGES HAVE ANY IMPACT ON THE LEVEL OF FOREIGN SECURITIES HELD IN THE FUND?
A. Because part of the fund's goal is to produce high total return over the long-term through diversification, foreign investments will continue to play a role in the fund. However, we are more likely to seek investment opportunities first in domestic markets. For example, foreign holdings were down to about 12% at the end of the period, compared with 19% six months before that. That said, we have removed the limit on foreign investment in order to standardize policy with other funds.
Q. HOW HAVE YOU BROUGHT THE FUND IN LINE WITH THE NEW POLICIES?
A. We have been making gradual changes so that at the start of 1997, the fund's neutral allocation mix and holdings are where we want them. Shareholders should keep in mind that we're continually fine-tuning the fund within its prospectus parameters to achieve the best risk-reward ratio, so making changes over the next month won't be unusual.
VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER PORTFOLIO
INVESTMENTS DECEMBER 31, 1996

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 47.1%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.6%
AEROSPACE & DEFENSE - 0.3%
Boeing Co.   92,800 $ 9,871,600
Gulfstream Aerospace Corp. (a)  46,700  1,132,475
  11,004,075
DEFENSE ELECTRONICS - 0.3%
Raytheon Co.   256,800  12,358,500
TOTAL AEROSPACE & DEFENSE   23,362,575
BASIC INDUSTRIES - 2.4%
CHEMICALS & PLASTICS - 1.6%
Air Products & Chemicals, Inc.   61,200  4,230,450
du Pont (E.I.) de Nemours & Co.   423,900  40,005,563
Raychem Corp.   95,800  7,675,975
Union Carbide Corp.   190,000  7,766,250
  59,678,238
METALS & MINING - 0.1%
Reynolds Metals Co.   33,300  1,877,288
PACKAGING & CONTAINERS - 0.1%
Owens-Illinois, Inc. (a)  59,500  1,353,625
Tupperware Corp.   45,300  2,429,213
  3,782,838
PAPER & FOREST PRODUCTS - 0.6%
Boise Cascade Corp.   126,700  4,022,725
Champion International Corp.   204,300  8,835,975
International Paper Co.   108,500  4,380,688
Temple-Inland, Inc.   36,900  1,997,213
Willamette Industries, Inc.   23,800  1,657,075
  20,893,676
TOTAL BASIC INDUSTRIES   86,232,040
CONSTRUCTION & REAL ESTATE - 0.5%
CONSTRUCTION - 0.4%
Centex Corp.   102,200  3,845,275
DR Horton, Inc.  123,224  1,340,061
Fleetwood Enterprises, Inc.   296,181  8,144,978
Kaufman & Broad Home Corp.   150,700  1,940,263
Lennar Corp.   4,600  125,350
U.S. Home Corp. (a)  18,000  468,000
  15,863,927
ENGINEERING - 0.1%
Fluor Corp.   63,400  3,978,350
TOTAL CONSTRUCTION & REAL ESTATE   19,842,277
DURABLES - 4.0%
AUTOS, TIRES, & ACCESSORIES - 3.8%
Cummins Engine Co., Inc.   82,400  3,790,400
Dana Corp.   82,300  2,685,038
Discount Auto Parts, Inc. (a)  47,800  1,117,325
Federal-Mogul Corp.   108,800  2,393,600
General Motors Corp.   1,604,990  89,478,193
Goodyear Tire & Rubber Co.   48,400  2,486,550
Honda Motor Co. Ltd.   397,000  11,333,075
Magna International, Inc. Class A  247,000  13,738,739
Superior Industries International, Inc.   116,900  2,703,313
Volvo AB Class B  336,300  7,389,159
  137,115,392
CONSUMER ELECTRONICS - 0.1%
Newell Co.   100,000  3,150,000
Whirlpool Corp.   22,100  1,030,413
  4,180,413

 SHARES VALUE (NOTE 1)
TEXTILES & APPAREL - 0.1%
Burlington Industries, Inc. (a)  315,900 $ 3,474,900
TOTAL DURABLES   144,770,705
ENERGY - 4.3%
ENERGY SERVICES - 0.1%
McDermott International, Inc.   208,900  3,472,963
OIL & GAS - 4.2%
Amerada Hess Corp.   98,200  5,683,325
Anadarko Petroleum Corp.   13,900  900,025
Atlantic Richfield Co.   145,900  19,331,750
British Petroleum PLC ADR  178,178  25,189,915
Burlington Resources, Inc.   216,400  10,901,150
Canada Occidental Petroleum Ltd.   227,700  3,662,534
Elf Aquitaine SA sponsored ADR  50,700  2,294,175
Enron Oil & Gas Co.   15,000  378,750
Kerr-McGee Corp.   47,600  3,427,200
Noble Affiliates, Inc.   23,600  1,129,850
Occidental Petroleum Corp.   145,600  3,403,400
Royal Dutch Petroleum Co.:
 ADR  275,700  47,075,775
 Ord.   29,800  5,222,716
Santa Fe Energy Resources, Inc. (a)  149,100  2,068,763
Sun Co., Inc.   142,800  3,480,750
Tosco Corp.   154,500  12,224,813
Total SA:
 Class B  19,733  1,604,494
 sponsored ADR  56,437  2,271,589
Ultramar Diamond Shamrock Corp.   5,500  173,938
Union Pacific Resources Group, Inc.   39,500  1,155,375
  151,580,287
TOTAL ENERGY   155,053,250
FINANCE - 10.1%
BANKS - 1.2%
Canadian Imperial Bank of Commerce  18,700  824,609
Fleet Financial Group, Inc.   700,000  34,912,500
Nations Bank Corp.   39,800  3,890,450
State Street Boston Corp.   42,900  2,767,050
  42,394,609
CLOSED END INVESTMENT COMPANY - 0.1%
First NIS Regional Fund (a)  200,000  2,200,000
CREDIT & OTHER FINANCE - 0.0%
Transamerica Corp.   15,700  1,240,300
FEDERAL SPONSORED CREDIT - 5.8%
Federal Home Loan Mortgage
 Corporation  497,200  54,754,150
Federal National Mortgage
 Association  4,176,290  155,566,803
  210,320,953
INSURANCE - 2.7%
AFLAC, Inc.   81,300  3,475,575
Allmerica Financial Corp.   110,700  3,708,450
Allstate Corp.   543,100  31,431,913
American International Group, Inc.   193,700  20,968,025
CIGNA Corp.   10,200  1,393,575
Equitable of Iowa Companies  12,400  568,850
General Re Corp.   91,200  14,386,800
Loews Corp.   19,400  1,828,450
MGIC Investment Corp.   25,200  1,915,200
Provident Companies, Inc.   8,800  425,700
Providian Corp.   184,700  9,488,963
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
INSURANCE - CONTINUED
Reliastar Financial Corp.   14,500 $ 837,375
Torchmark Corp.   112,700  5,691,350
Travelers/Aetna Property Casualty Corp.
 Class A  28,300  1,001,113
UNUM Corp.   10,400  751,400
  97,872,739
SAVINGS & LOANS - 0.2%
Golden West Financial Corp.   113,900  7,189,938
SECURITIES INDUSTRY - 0.1%
United Asset Management Corp.   219,500  5,844,188
TOTAL FINANCE   367,062,727
HEALTH - 2.6%
DRUGS & PHARMACEUTICALS - 0.6%
Astra AB Class A Free shares  175,400  8,629,609
Novartis AG (Reg.)  3,300  3,771,077
Pharmacia & Upjohn, Inc.   15,900  630,038
Schering-Plough Corp.   130,400  8,443,400
  21,474,124
MEDICAL EQUIPMENT & SUPPLIES - 0.1%
Allegiance Corp.   16,580  458,023
Baxter International, Inc.   32,400  1,328,400
Biomet, Inc.   193,000  2,919,125
  4,705,548
MEDICAL FACILITIES MANAGEMENT - 1.9%
Columbia/HCA Healthcare Corp.   1,390,150  56,648,613
Humana, Inc. (a)  194,000  3,710,250
Tenet Healthcare Corp. (a)  211,100  4,617,813
United HealthCare Corp.   49,000  2,205,000
  67,181,676
TOTAL HEALTH   93,361,348
HOLDING COMPANIES - 0.1%
U.S. Industries, Inc. (a)  62,800  2,158,750
INDUSTRIAL MACHINERY & EQUIPMENT - 1.0%
ELECTRICAL EQUIPMENT - 0.5%
Emerson Electric Co.   24,200  2,341,350
General Electric Co.   91,800  9,076,725
Scientific-Atlanta, Inc.   61,000  915,000
Sensormatic Electronics Corp.   59,900  1,003,325
Westinghouse Electric Corp.   153,900  3,058,763
  16,395,163
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
Caterpillar, Inc.   141,600  10,655,400
Dover Corp.   12,000  603,000
Illinois Tool Works, Inc.   3,600  287,550
Kaydon Corp.   900  42,413
Kennametal, Inc.   1,517  58,973
  11,647,336
POLLUTION CONTROL - 0.2%
Browning-Ferris Industries, Inc.   258,200  6,777,750
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   34,820,249
MEDIA & LEISURE - 0.9%
BROADCASTING - 0.0%
CS Wireless Systems, Inc. (a)(c)  47  -
HSN, Inc. (a)  29,745  706,444
  706,444

 SHARES VALUE (NOTE 1)
ENTERTAINMENT - 0.1%
Cedar Fair LP (depositary unit)  8,400 $ 310,800
Royal Carribean Cruises Ltd.   53,800  1,257,575
  1,568,375
LEISURE DURABLES & TOYS - 0.4%
Nintendo Co. Ltd. Ord.   200,400  14,327,865
LODGING & GAMING - 0.3%
Bally Gaming International, Inc.
 (warrants) (a)  38,400  67,200
Circus Circus Enterprises, Inc. (a)  269,100  9,250,313
Fitzgeralds South, Inc.
 (warrants) (a)(c)  420  -
Mirage Resorts, Inc. (a)  34,400  743,900
Sun International Hotels Ltd. Ord. (a)  51,800  1,890,700
  11,952,113
RESTAURANTS - 0.1%
Brinker International, Inc. (a)  86,000  1,376,000
Darden Restaurants, Inc.   48,800  427,000
McDonald's Corp.   42,000  1,900,500
  3,703,500
TOTAL MEDIA & LEISURE   32,258,297
NONDURABLES - 5.3%
HOUSEHOLD PRODUCTS - 0.0%
Premark International, Inc.   50,000  1,112,500
TOBACCO - 5.3%
Philip Morris Companies, Inc.   1,466,100  165,119,513
RJR Nabisco Holdings Corp.   647,430  22,012,620
UST, Inc.   140,400  4,545,450
  191,677,583
TOTAL NONDURABLES   192,790,083
PRECIOUS METALS - 0.1%
Barrick Gold Corp.   34,900  999,252
Santa Fe Pacific Gold Corp.   143,000  2,198,625
  3,197,877
RETAIL & WHOLESALE - 2.6%
APPAREL STORES - 0.2%
TJX Companies, Inc.   124,200  5,883,975
DRUG STORES - 0.0%
CVS Corp.   33,400  1,381,925
GENERAL MERCHANDISE STORES - 1.1%
Federated Department Stores, Inc. (a)  364,200  12,428,325
Wal-Mart Stores, Inc.   1,230,600  28,149,975
  40,578,300
GROCERY STORES - 0.0%
Safeway, Inc.  11,300  483,075
RETAIL & WHOLESALE, MISCELLANEOUS - 1.3%
Home Depot, Inc. (The)  391,300  19,613,913
Lowe's Companies, Inc.   316,200  11,225,100
Officemax, Inc. (a)  262,800  2,792,250
Office Depot, Inc. (a)  119,200  2,115,800
Rex Stores Corp. (a)  62,100  504,563
Tandy Corp.   46,100  2,028,400
Toys "R" Us, Inc. (a)  292,400  8,772,000
  47,052,026
TOTAL RETAIL & WHOLESALE   95,379,301
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - 0.0%
ADVERTISING - 0.0%
Interpublic Group of Companies, Inc.   15,700 $ 745,750
SERVICES - 0.0%
HCIA, Inc. (a)  19,900  686,550
TOTAL SERVICES   1,432,300
TECHNOLOGY - 8.3%
COMMUNICATIONS EQUIPMENT - 0.1%
Cisco Systems, Inc. (a)  70,600  4,491,925
Nokia Corp. AB sponsored ADR  12,900  743,363
  5,235,288
COMPUTER SERVICES & SOFTWARE - 0.8%
America Online, Inc. (a)  75,200  2,500,400
Automatic Data Processing, Inc.   150,700  6,461,263
Electronic Data Systems Corp.  140,300  6,067,975
Microsoft Corp. (a)  45,900  3,792,488
Oracle Corp. (a)  112,500  4,696,875
Policy Management Systems Corp. (a)  94,400  4,354,200
Sabre Group Holdings, Inc. Class A (a)  7,400  206,275
  28,079,476
COMPUTERS & OFFICE EQUIPMENT - 4.8%
Adaptec, Inc. (a)  21,600  864,000
Bay Networks, Inc. (a)  396,000  8,266,500
Compaq Computer Corp. (a)  919,700  68,287,725
Hewlett-Packard Co.   184,800  9,286,200
Ingram Micro, Inc. Class A (a)  7,200  165,600
International Business Machines Corp.   447,600  67,587,600
SCI Systems, Inc. (a)  188,500  8,411,813
Seagate Technology (a)  208,300  8,227,850
Silicon Graphics, Inc. (a)  38,400  979,200
Tech Data Corp. (a)  10,600  290,175
  172,366,663
ELECTRONIC INSTRUMENTS - 0.6%
Applied Materials, Inc. (a)  157,800  5,670,938
KLA Instruments Corp. (a)  33,800  1,199,900
Lam Research Corp. (a)  81,400  2,289,375
Novellus System, Inc. (a)  69,500  3,766,031
Teradyne, Inc. (a)  196,700  4,794,563
Varian Associates, Inc.   74,900  3,810,538
  21,531,345
ELECTRONICS - 2.0%
AMP, Inc.   370,400  14,214,100
Atmel Corp. (a)  77,000  2,550,625
Intel Corp.   106,700  13,971,031
Methode Electronics, Inc. Class A  5,400  109,350
Microchip Technology, Inc. (a)  12,500  635,938
Micron Technology, Inc.   86,200  2,510,575
Molex, Inc.   54,500  1,941,563
Motorola, Inc.   41,700  2,559,338
National Semiconductor Corp. (a)  88,800  2,164,500
Solectron Corp. (a)  376,100  20,074,338
Storage Technology Corp. (a)  62,400  2,971,800
Texas Instruments, Inc.   118,900  7,579,875
Xilinx, Inc. (a)  48,600  1,789,088
  73,072,121
TOTAL TECHNOLOGY   300,284,893

 SHARES VALUE (NOTE 1)
TRANSPORTATION - 0.3%
RAILROADS - 0.2%
Bombardier, Inc. Class B  94,600 $ 1,745,909
Burlington Northern Santa Fe Corp.   45,600  3,938,700
CSX Corp.   53,460  2,258,685
  7,943,294
SHIPPING - 0.1%
Stolt-Nielsen SA Class B
 sponsored ADR  84,900  1,591,875
Stolt-Nielsen SA  33,000  622,875
  2,214,750
TOTAL TRANSPORTATION   10,158,044
UTILITIES - 4.0%
CELLULAR - 1.6%
AirTouch Communications, Inc. (a)  352,000  8,888,000
Microcell Telecommunications, Inc. (a):
 (warrants)  680  8,500
 (conditional warrants)  680  425
360 Degrees Communications Co. (a)  37,200  860,250
Vodafone Group PLC sponsored ADR  676,200  27,977,775
Vodafone Group PLC  4,766,050  20,165,682
  57,900,632
GAS - 0.1%
Enron Corp.   107,900  4,653,188
TELEPHONE SERVICES - 2.3%
Ameritech Corp.  170,400  10,330,500
Bell Atlantic Corp.   130,000  8,417,500
BellSouth Corp.   277,900  11,220,213
Deutsche Telekom AG (a)  83,300  1,734,629
MCI Communications Corp.   548,700  17,935,631
NYNEX Corp.   247,800  11,925,375
SBC Communications, Inc.   293,800  15,204,150
Sprint Corp.   143,400  5,718,075
  82,486,073
TOTAL UTILITIES   145,039,893
TOTAL COMMON STOCKS
 (Cost $1,488,768,510)   1,707,204,609
PREFERRED STOCKS - 0.3%
CONVERTIBLE PREFERRED STOCKS - 0.0%
RETAIL & WHOLESALE - 0.0%
GROCERY STORES - 0.0%
Supermarkets General Holdings Corp.
 pay-in-kind $3.52 (a)  20,000  540,000
NONCONVERTIBLE PREFERRED STOCKS - 0.3%
ENERGY - 0.0%
OIL & GAS - 0.0%
Gulf Canada Resources Ltd., Series 1,
 adj. rate  114,600  372,010
FINANCE - 0.0%
SAVINGS & LOANS - 0.0%
Chevy Chase Capital Corp., Series A,
 $5.1875  6,000  310,500
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
MEDIA & LEISURE - 0.3%
BROADCASTING - 0.3%
Cablevision System Corp.
 (depositary shares)   30,120 $ 2,710,800
Time Warner, Inc., 10 1/4% Series M,
 pay-in-kind  6,027  6,539,295
TOTAL MEDIA & LEISURE   9,250,095
NONDURABLES - 0.0%
HOUSEHOLD PRODUCTS - 0.0%
Revlon Group, Inc., Series B,
 14 7/8%  5,100  510,000
TECHNOLOGY - 0.0%
COMPUTER SERVICES & SOFTWARE - 0.0%
ICG Holdings, Inc.
 14 1/4% pay-in-kind  1,039  1,148,095
TOTAL NONCONVERTIBLE PREFERRED STOCKS   11,590,700
TOTAL PREFERRED STOCKS
 (Cost $11,707,866)   12,130,700
CORPORATE BONDS - 13.6%
 MOODY'S RATINGS PRINCIPAL
 (UNAUDITED) (B) AMOUNT
CONVERTIBLE BONDS - 0.5%
RETAIL & WHOLESALE - 0.5%
DRUG STORES - 0.5%
Rite Aid Corp. liquid yield
 option notes 0%, 7/24/06 Baa1 $ 30,020,000  19,062,700
NONCONVERTIBLE BONDS - 13.1%
AEROSPACE & DEFENSE - 0.3%
AEROSPACE & DEFENSE - 0.2%
Be Aerospace, Inc.
 9 7/8%, 2/1/06 B2  270,000  283,500
Lockheed Martin Corp.:
 7.70%, 6/15/08 A3  2,750,000  2,877,133
 7 3/4%, 5/1/26 A3  3,000,000  3,116,040
  6,276,673
SHIP BUILDING & REPAIR - 0.1%
Newport News Shipbuilding,
 Inc. (c):
  8 5/8%, 12/1/06  Ba2  1,310,000  1,339,475
  9 1/4%, 12/1/06  B1  1,200,000  1,239,000
  2,578,475
TOTAL AEROSPACE & DEFENSE   8,855,148
BASIC INDUSTRIES - 0.4%
CHEMICALS & PLASTICS - 0.3%
Acetex Corp. yankee
 9 3/4%, 10/1/03 B1  2,140,000  2,118,600
Freedom Chemical Co.
 10 5/8%, 10/15/06 (c) B3  310,000  325,500
Ivex Holdings Corp. 0%,
 3/15/05 (e) Caa  680,000  516,800

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
NL Industries, Inc.
 11 3/4%, 10/15/03 B1 $ 900,000 $ 954,000
Praxair, Inc.
 6.90%, 11/1/06 A3  4,000,000  3,987,600
Sterling Chemicals Holdings,
 Inc. 11 3/4%, 8/15/06 B3  870,000  917,850
  8,820,350
IRON & STEEL - 0.0%
AK Steel Corp. 9 1/8%,
 12/15/06 (c) Ba2  1,480,000  1,518,850
PACKAGING & CONTAINERS - 0.1%
Owens-Illinois, Inc.
 9.95%, 10/15/04 B2  2,280,000  2,425,350
TOTAL BASIC INDUSTRIES   12,764,550
CONSTRUCTION & REAL ESTATE - 0.4%
BUILDING MATERIALS - 0.2%
Building Materials Corp. of
 America 0%, 7/1/04 (e) B1  2,770,000  2,399,513
Usinor Sacilor yankee
 7 1/4%, 8/1/06 Baa2  5,000,000  4,992,100
  7,391,613
CONSTRUCTION - 0.0%
Greystone Homes, Inc.
 10 3/4%, 3/1/04 B1  1,800,000  1,840,500
REAL ESTATE - 0.2%
Henderson Capital International
 Ltd. euro 4%, 3/28/97 -  7,220,000  6,245,300
TOTAL CONSTRUCTION & REAL ESTATE   15,477,413
DURABLES - 0.5%
AUTOS, TIRES, & ACCESSORIES - 0.2%
APS, Inc. 11 7/8%, 1/15/06 B2  330,000  357,225
Aetna Industries, Inc.
 11 7/8%, 10/1/06 B3  1,780,000  1,913,500
Aftermarket Technology Corp.
 12%, 8/1/04 B3  1,750,000  1,955,625
Blue Bird Body Co. 10 3/4%,
 11/15/06 (c) B2  1,240,000  1,295,800
Delco Remy International, Inc.
 10 5/8%, 8/1/06 (c) B2  1,620,000  1,717,200
  7,239,350
CONSUMER ELECTRONICS - 0.0%
Tag Heuer International SA
 yankee 12%, 12/15/05 B3  790,000  908,500
HOME FURNISHINGS - 0.1%
Interlake Corp.
 12 1/8%, 3/1/02 B3  2,470,000  2,556,450
Knoll, Inc. 10 7/8%, 3/15/06 B3  960,000  1,060,800
  3,617,250
TEXTILES & APPAREL - 0.2%
Hat Brands, Inc., Series B,
 12 5/8%, 9/15/02 (g) -  380,000  209,000
Levi Strauss & Co.
 7%, 11/1/06 (c) Baa2  6,000,000  5,964,720
Pillowtex Corp. 10%,
 11/15/06 (c) B2  1,450,000  1,511,625
  7,685,345
TOTAL DURABLES   19,450,445
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
ENERGY - 1.1%
ENERGY SERVICES - 0.4%
Parker Drilling Co. 9 3/4%,
 11/15/06 (c) B1 $ 310,000 $ 325,500
Petroliam Nasional BHD yankee (c):
 7 1/8%, 10/18/06 A+  7,000,000  7,064,050
 7 5/8%, 10/15/26 A1  6,000,000  6,048,420
  13,437,970
OIL & GAS - 0.7%
Diamond Shamrock, Inc.
 7.65%, 7/1/26 Baa3  2,000,000  2,073,280
Flores & Rucks, Inc.
 9 3/4%, 10/1/06 B3  590,000  625,400
HS Resource, Inc.
 9 1/4%, 11/15/06 (c) B2  170,000  174,675
Husky Oil Ltd. yankee
 6 7/8%, 11/15/03 Baa3  4,000,000  3,971,040
Norcen Energy Resources Ltd.
 yankee 7 3/8%, 5/15/06 Baa3  2,200,000  2,234,100
Occidental Petroleum Corp.:
 10.94%, 5/17/00 Baa3  2,700,000  3,047,355
 6.39%, 11/9/00 Baa3  1,000,000  991,130
 8 1/2%, 11/9/01 Baa2  1,251,000  1,340,096
Petro-Canada, Inc. yankee
 7 7/8%, 6/15/26 Baa1  3,000,000  3,156,570
Ras Laffan Liquid Natural Gas
 Co. Ltd. 7.628%, 9/15/06 (c) A3  2,800,000  2,810,640
Tosco Corp. 7 5/8%, 5/15/06 Baa2  3,500,000  3,613,470
  24,037,756
TOTAL ENERGY   37,475,726
FINANCE - 5.8%
ASSET-BACKED SECURITIES - 0.6%
Airplanes Pass Through Trust
 Class D 10 7/8%, 3/15/19  Ba2  6,250,000  6,953,125
Caterpillar Financial Asset Trust
 6.55%, 5/22/02 A3  880,000  885,500
Green Tree Financial Corp.:
 6 1/2%, 6/15/27 Aaa  1,800,000  1,807,308
 6.80%, 6/15/27 Aaa  1,900,000  1,915,428
Premier Auto Trust:
 8.05%, 4/4/00 Aaa  6,804,000  6,969,848
 6%, 5/6/00 Aaa  2,320,000  2,320,000
  20,851,209
BANKS - 1.6%
ABN Amro Bank NV
 6 5/8%, 10/31/01 Aa3  7,000,000  7,002,450
Bank of America National Trust
 & Savings 5 1/2%, 6/19/97 -  5,000,000  4,998,550
Banponce Financial Corp.
 7.72%, 4/13/00 A3  2,000,000  2,057,160
Capital One Bank:
 8 1/8%, 2/27/98 Baa3  1,035,000  1,056,663
 6.74%, 5/31/99 Baa3  4,000,000  4,012,000
 7.20%, 7/19/99 Baa3  8,000,000  8,089,680
Central Fidelity Banks, Inc.
 8.15%, 11/15/02 Baa2  100,000  105,880

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
HSBC Americas, Inc.
 7%, 11/1/06 Baa1 $ 7,000,000 $ 6,910,400
KeyCorp 7 1/2%, 6/15/06 A2  6,300,000  6,461,217
Midland Bank PLC yankee
 7 5/8%, 6/15/06 A1  3,000,000  3,106,380
Signet Bank
 7.80%, 9/15/06 Baa1  3,000,000  3,112,530
Signet Banking Corp.
 9 5/8%, 6/1/99 Baa2  790,000  842,654
Southern National Corp.
 7.05%, 5/23/03 A3  5,000,000  5,045,300
Summit Bancorp
 8 5/8%, 12/10/02 BBB-  1,730,000  1,875,683
Union Planters National Bank
 6.81%, 8/20/01 A3  3,500,000  3,513,125
  58,189,672
CREDIT & OTHER FINANCE - 3.1%
AT&T Capital Corp.:
 6.02%, 12/1/98 Baa3  7,500,000  7,472,025
 6.16%, 12/3/99 Baa3  2,750,000  2,728,908
Aames Financial Corp.
 9 1/8%, 11/1/03 Ba3  100,000  101,750
Ahmanson Capital Trust I
 8.36%, 12/1/26 (c) Baa3  4,250,000  4,294,838
BCH Cayman Islands Ltd.
 yankee 7.70%, 7/15/06 A3  2,600,000  2,686,242
CIT Group Holdings, Inc.
 6 1/4%, 10/4/99 Aa3  6,500,000  6,493,890
Chase Capital I
 7.67%, 12/1/26 A1  10,000,000  9,777,700
ContiFinancial Corp.
 8 3/8%, 8/15/03 Ba  1,110,000  1,141,191
Finova Capital Corp.:
 6.44%, 11/6/01 Baa1  5,500,000  5,443,955
 6.12%, 5/28/02 Baa1  2,000,000  1,941,900
First Securities Capital I
 8.41%, 12/15/26 (c) A3  4,000,000  4,039,800
Ford Motor Credit:
 5.73%, 2/23/00 A1  3,250,000  3,185,975
 6.65%, 5/22/00 A1  9,000,000  9,048,150
 5.68%, 2/15/01 A1  5,000,000  4,838,950
 6.57%, 3/19/01 A1  700,000  699,146
 7%, 9/25/01 A1  12,500,000  12,686,375
General Electric Capital Corp.
 6.94%, 4/13/09 (d) Aaa  7,000,000  7,097,790
General Motors Acceptance
 Corp. 5 5/8%, 2/1/99 A3  5,000,000  4,936,350
HMC Acquisition Properties, Inc.
 9%, 12/15/07 Ba3  4,730,000  4,800,950
Keycorp Institutional Capital A
 7.826%, 12/1/26 (c) Aa  5,000,000  4,905,000
North American Mortgage Co.
 7.29%, 8/19/03 Baa2  1,000,000  1,016,510
Repsol International Finance BV
 yankee 7%, 8/1/05 Aa3  3,000,000  3,016,620
Wells Fargo Capital C
 7.73%, 12/1/26 (c) A1  10,350,000  10,040,742
  112,394,757
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
INSURANCE - 0.2%
Reliance Group
 9 3/4%, 11/15/03 B1 $ 2,440,000 $ 2,537,600
SunAmerica, Inc.
 6.20%, 10/31/99 Baa1  5,500,000  5,475,415
  8,013,015
SAVINGS & LOANS - 0.3%
Chevy Chase Savings Bank FSB
 9 1/4%, 12/1/08 B1  1,920,000  1,958,400
First Nationwide Escrow Corp.
 10 5/8%, 10/1/03 (c) Ba3  1,050,000  1,134,000
First Nationwide Parent Holdings
 Ltd. 12 1/2%, 4/15/03 B2  3,960,000  4,385,700
Great Western Financial Corp.
 8.60%, 2/1/02 Baa1  2,000,000  2,148,420
  9,626,520
TOTAL FINANCE   209,075,173
HEALTH - 0.3%
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
IMED Corp. 9 3/4%,
 12/1/06 (c) B3  250,000  254,375
MEDICAL FACILITIES MANAGEMENT - 0.3%
Columbia/HCA Healthcare
 Corp.:
  6 1/2%, 3/15/99 A2  4,500,000  4,521,465
  6 7/8%, 7/15/01 A3  2,000,000  2,023,740
Quest Diagnostics, Inc.
 10 3/4%, 12/15/06 B2  90,000  94,725
Tenet Healthcare Corp.
 10 1/8%, 3/1/05 Ba3  3,760,000  4,154,800
  10,794,730
TOTAL HEALTH   11,049,105
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
Exide Corp. 10%, 4/15/05 B1  825,000  849,750
Goss Graphic System, Inc.
 12%, 10/15/06 B2  1,650,000  1,699,500
  2,549,250
POLLUTION CONTROL - 0.0%
Allied Waste of North America,
 Inc. 10 1/4%, 12/1/06 (c) B3  180,000  189,000
Envirosource, Inc.
 9 3/4%, 6/15/03 B3  550,000  512,875
  701,875
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   3,251,125
MEDIA & LEISURE - 1.4%
BROADCASTING - 0.7%
Bell Cablemedia PLC yankee
 0%, 9/15/05 (e) B2  960,000  777,600
Granite Broadcasting Corp.
 10 3/8%, 5/15/05 B3  710,000  727,750

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
Intermedia Capital Partners IV
 LP/Intermedia Partners
 Capital Corp. 11 1/4%,
 8/1/06 (c) B2 $ 890,000 $ 923,375
International Cabletel, Inc.
 0%, 2/1/06 (e) B3  320,000  216,800
Jacor Communications Co.
 9 3/4%, 12/15/06 B2  120,000  122,400
NWCG Holdings Corp.
 0%, 6/15/99 Caa  520,000  431,600
SCI Television, Inc. secured
 11%, 6/30/05 B2  4,850,000  5,189,500
SFX Broadcasting, Inc.
 10 3/4%, 5/15/06 B3  3,200,000  3,360,000
Telemundo Group, Inc. 7%,
 2/15/06 (d) B1  4,170,000  4,024,050
Telewest PLC 0%,
 10/1/07 (e) B1  3,390,000  2,356,050
Time Warner, Inc.:
 7.95%, 2/1/00 Ba1  2,000,000  2,065,380
 7 3/4%, 6/15/05 Ba1  5,300,000  5,331,429
 9.15%, 2/1/23 Ba1  1,020,000  1,105,670
  26,631,604
ENTERTAINMENT - 0.1%
Viacom, Inc. 8%, 7/7/06 B1  2,500,000  2,425,000
LODGING & GAMING - 0.4%
American Skiing Co.
 12%, 7/15/06 (c) B3  2,240,000  2,357,600
Circus Circus Enterprises, Inc.
 7%, 11/15/36 Baa2  4,250,000  4,152,038
Courtyard by Marriott II LP/
 Courtyard II Finance Co.,
 Series B, 10 3/4%, 2/1/08 B-  1,190,000  1,255,450
HMH Properties, Inc.
 9 1/2%, 5/15/05 Ba3  1,020,000  1,063,350
Mirage Resorts, Inc.
 7 1/4%, 10/15/06 Baa2  6,000,000  6,040,200
Wyndham Hotel Corp.
 10 1/2%, 5/15/06 B2  580,000  614,800
  15,483,438
PUBLISHING - 0.0%
Golden Books Publishing, Inc.
 7.65%, 9/15/02 B1  490,000  436,100
RESTAURANTS - 0.2%
Foodmaker, Inc.
 9 3/4%, 6/1/02 B3  2,180,000  2,212,700
Host Marriott Travel Plazas, Inc.
 9 1/2%, 5/15/05 B1  4,960,000  5,170,800
  7,383,500
TOTAL MEDIA & LEISURE   52,359,642
NONDURABLES - 0.6%
FOODS - 0.4%
Chiquita Brands International,
 Inc. 9 5/8%, 1/15/04 B1  4,350,000  4,447,875
ConAgra, Inc.
 7 1/8%, 10/1/26 Baa1  3,250,000  3,321,045
Foodbrands of America, Inc.
 10 3/4%, 5/15/06 B3  1,150,000  1,207,500
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
NONDURABLES - CONTINUED
FOODS - CONTINUED
Ralcorp Holdings, Inc.
 8 3/4%, 9/15/04 Ba1 $ 2,500,000 $ 2,731,875
Specialty Foods Corp.:
 11 1/8%, 10/1/02 B3  3,200,000  3,040,000
 11 1/4%, 8/15/03 Caa  805,000  611,800
  15,360,095
HOUSEHOLD PRODUCTS - 0.2%
Revlon Consumer Products
 Corp. 10 1/2%, 2/15/03 B3  1,800,000  1,887,750
Revlon Worldwide Corp.
 secured 0%, 3/15/98 B3  4,940,000  4,279,275
  6,167,025
TOTAL NONDURABLES   21,527,120
RETAIL & WHOLESALE - 0.7%
APPAREL STORES - 0.0%
Lamonts Apparel, Inc.
 pay-in-kind 10 1/4%,
 11/1/99 (c)(g) -  2,816,000  119,680
Loehmann's, Inc.
 11 7/8%, 5/15/03 B2  1,030,000  1,112,400
  1,232,080
GENERAL MERCHANDISE STORES - 0.5%
Dayton Hudson Corp.:
 6.80%, 10/1/01 Baa1  7,500,000  7,503,300
 7 1/2%, 7/15/06 Baa1  3,500,000  3,578,120
J.C. Penney, Inc.
 6.90%, 8/15/26 A1  1,000,000  1,011,140
K Mart Corp.:
 12 1/2%, 3/1/05 Ba3  1,000,000  1,152,500
 8 1/4%, 1/1/22 Ba3  1,430,000  1,201,200
Michaels Stores, Inc.
 10 7/8%, 6/18/06 Ba2  1,810,000  1,755,700
  16,201,960
GROCERY STORES - 0.2%
Kroger Co. 8.15%, 7/15/06 Ba1  2,250,000  2,329,335
Pathmark Stores, Inc.:
 12 5/8%, 6/15/02 Caa  1,720,000  1,763,000
 9 5/8%, 5/1/03 B3  2,030,000  1,943,725
 0%, 11/1/03 (e) Caa  2,510,000  1,625,225
  7,661,285
TOTAL RETAIL & WHOLESALE   25,095,325
SERVICES - 0.1%
PRINTING - 0.0%
Sullivan Graphics, Inc.
 12 3/4%, 8/1/05 Caa  1,410,000  1,360,650
SERVICES - 0.1%
Iron Mountain, Inc.
 10 1/8%, 10/1/06 B3  1,050,000  1,107,750
Prime Succession Acquisition
 Corp. 10 3/4%, 8/15/04 (c) B  80,000  86,800

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
Speedy Muffler King, Inc./
 Speedy USA, Inc. yankee
 10 7/8%, 10/1/06 B1 $ 1,190,000 $ 1,276,275
  2,470,825
TOTAL SERVICES   3,831,475
TECHNOLOGY - 0.5%
COMMUNICATIONS EQUIPMENT - 0.1%
Echostar Satellite Broadcasting
 Corp. 0%, 3/15/04 (e) Caa  1,790,000  1,355,925
Echostar Communications Corp.
 0%, 6/1/04 (e) B2  2,430,000  1,998,675
  3,354,600
COMPUTERS & OFFICE EQUIPMENT - 0.3%
Comdisco, Inc.
 6 3/8%, 11/30/01 Baa1  8,300,000  8,166,370
Unisys Corp.:
 12%, 4/15/03 B1  2,310,000  2,471,700
 11 3/4%, 10/15/04 B1  1,330,000  1,418,113
  12,056,183
ELECTRONICS - 0.1%
Advanced Micro Devices, Inc.
 11%, 8/1/03 Ba1  2,580,000  2,792,850
TOTAL TECHNOLOGY   18,203,633
TRANSPORTATION - 0.3%
AIR TRANSPORTATION - 0.2%
Delta Air Lines, Inc.:
 9 7/8%, 5/15/00 Baa3  1,500,000  1,624,830
 10 1/2%, 4/30/16 Baa1  2,500,000  3,054,100
US Air, Inc.:
 9 5/8%, 2/1/01 B3  2,180,000  2,169,100
 10%, 7/1/03 B3  2,200,000  2,189,000
  9,037,030
RAILROADS - 0.1%
Burlington Northern Santa Fe
 Corp. 7.29%, 6/1/36 Baa2  3,000,000  3,095,310
TOTAL TRANSPORTATION   12,132,340
UTILITIES - 0.6%
CELLULAR - 0.3%
Arch Communications Group,
 Inc. 0%, 3/15/08 (e) B3  1,820,000  1,039,675
Microcell Telecommunications,
 Inc. 0%, 6/1/06 (e) B3  170,000  94,775
Millicom International Cellular
 SA 0%, 6/1/06 (e) B3  600,000  372,000
Mobile Telecommunications
 Technologies Corp.
 13 1/2%, 12/15/02 B3  1,050,000  1,050,000
Paging Network, Inc.
 10%, 10/15/08 B2  620,000  630,075
Rogers Cantel, Inc.
 9 3/8%, 6/1/08 Ba3  1,540,000  1,617,000
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
CELLULAR - CONTINUED
360 Degrees Communications
 Co.:
  7 1/8%, 3/1/03 Ba2 $ 3,500,000 $ 3,457,685
  7 1/2%, 3/1/06 Ba2  2,750,000  2,727,753
Western Wireless Corp.
 10 1/2%, 6/1/06 B3  1,000,000  1,048,750
  12,037,713
ELECTRIC UTILITY - 0.0%
El Paso Electric Co. 1st Mtg.
 9.40%, 5/1/11 Ba3  1,030,000  1,102,100
TELEPHONE SERVICES - 0.3%
Brooks Fiber Properties, Inc.
 0%, 11/1/06 (c)(e) -  1,040,000  663,000
Call-Net Enterprises, Inc. yankee
 0%, 12/1/04 (e) B2  3,360,000  2,755,200
MFS Communications, Inc.
 0%, 1/15/06 (e) B1  4,510,000  3,292,300
Shared Technologies Fairchild
 Communications Corp.
 0%, 3/1/06 (e) Caa  2,730,000  2,279,550
  8,990,050
TOTAL UTILITIES   22,129,863
TOTAL NONCONVERTIBLE BONDS   472,678,083
TOTAL CORPORATE BONDS
 (Cost $482,786,798)   491,740,783
U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS - 22.9%
U.S. TREASURY OBLIGATIONS - 19.0%
 6 1/8%, 3/31/98 Aaa  226,665,000  227,762,059
 8 7/8%, 11/15/98 Aaa  23,075,000  24,279,284
 8 7/8%, 2/15/99 Aaa  7,540,000  7,977,094
 6 3/4%, 6/30/99 Aaa  2,700,000  2,747,682
 8%, 8/15/99 Aaa  7,420,000  7,772,450
 7 3/4%, 12/31/99 Aaa  21,945,000  22,953,153
 5 1/2%, 12/31/00 Aaa  47,000,000  45,912,890
 7 7/8%, 8/15/01 Aaa  72,260,000  77,024,824
 10 3/4%, 5/15/03 Aaa  12,725,000  15,655,695
 11 7/8%, 11/15/03 Aaa  41,040,000  53,537,911
 7%, 7/15/06 Aaa  2,700,000  2,805,057
 11 3/4%, 2/15/10 Aaa  51,045,000  67,786,229
 12 3/4%, 11/15/10
  (callable) Aaa  12,000,000  16,985,640
 13 7/8%, 5/15/11 Aaa  25,650,000  38,723,549
 9%, 11/15/18 Aaa  59,690,000  74,901,400
 8 7/8%, 2/15/19 Aaa  1,340,000  1,663,489
   688,488,406
U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.9%
Federal Agricultural Mortgage
 Corp. 7.63%, 1/16/01 Aaa  3,321,000  3,476,157
Farm Credit Systems Financial
 Assistance Corp.
 8.80%, 6/10/05 -  2,000,000  2,270,320

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
Federal Farm Credit Bank:
 8.16%, 12/7/04 Aaa $ 5,000,000 $ 5,448,450
 9.55%, 5/9/05 Aaa  2,500,000  2,949,600
Federal Home Loan Bank:
 5.695%, 12/19/00 Aaa  4,000,000  3,916,880
 5.95%, 3/6/03 Aaa  4,000,000  3,895,640
 7.31%, 6/16/04 Aaa  2,500,000  2,603,900
 8.22%, 11/17/04 Aaa  4,000,000  4,365,160
 7.59%, 3/10/05 Aaa  3,850,000  4,073,762
Federal Home Loan Mortgage
 Corporation:
  0%, 1/23/97 -  24,000,000  23,921,760
  0%, 1/31/97 -  24,390,000  24,278,686
  6 3/4%, 8/1/05 Aaa  2,500,000  2,509,375
Federal National Mortgage
 Association
 5 1/2%, 2/2/01 Aaa  9,030,000  8,763,344
Guaranteed Export Trust
 Certificates (assets of Trust
 Guaranteed by U.S.
 Government through
 Export-Import Bank):
  Series 1994-A,
   7.12%, 4/15/06 Aaa  7,893,296  8,085,695
  Series 1996-A,
   6.55%, 6/15/04 Aaa  4,279,407  4,314,327
Guaranteed Trade Trust
 Certificates (asset Guaranteed
 Trust guaranteed by U.S.
 Government through Export-
 Import Bank) Series 1994-A,
 7.39%, 6/26/06 Aaa  2,922,042  3,021,318
State of Israel (guaranteed by
 U.S. Government through
 Agency for International
 Development):
  6 5/8%, 8/15/03 Aaa  7,810,000  7,858,344
  5 5/8%, 9/15/03 Aaa  8,540,000  8,144,598
  6 3/4%, 8/15/04 Aaa  2,144,000  2,170,779
U.S. Housing & Urban
 Development:
  6.67%, 8/1/01 Aaa  9,400,000  9,490,898
  8.24%, 8/1/04
   participate certificate Aaa  2,450,000  2,685,004
  7.63%, 8/1/14 Aaa  2,825,000  2,868,675
   141,112,672
TOTAL U.S. GOVERNMENT AND
 GOVERNMENT AGENCY OBLIGATIONS
 (Cost $830,856,827)   829,601,078
U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES - 6.8%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.2%
5 1/2%, 1/1/03 to 6/1/03 Aaa  4,197,497  4,016,459
7%, 4/1/01 to 8/1/01 Aaa  2,942,091  2,962,303
8 1/2%, 7/1/21 to 6/1/23 Aaa  270,843  282,857
  7,261,619
U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.3%
5 1/2%, 2/1/03 to 5/1/03 Aaa $ 4,187,180 $ 4,006,587
6%, 10/1/02 to 6/1/26 Aaa  43,567,905  41,310,311
6 1/2%, 6/1/00 to 7/1/26 Aaa  82,478,168  78,696,439
7%, 5/1/26 to 11/1/26 Aaa  29,630,381  29,293,601
  153,306,938
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.3%
6%, 12/15/08 to 5/15/26 Aaa $ 11,334,802  10,972,223
6 1/2%, 6/15/08 to 7/15/09 Aaa  21,491,247  21,285,023
8%, 5/15/25 to 10/15/26. Aaa  24,776,159  25,273,598
8 1/2%, 12/15/16 to
 10/15/26 Aaa  25,557,003  26,484,667
  84,015,511
TOTAL U.S. GOVERNMENT AGENCY -
 MORTGAGE-BACKED SECURITIES
 (Cost $241,223,453)   244,584,068
COMMERCIAL MORTGAGE SECURITIES - 1.0%
American Southwest Financial
 Securities Series 1994-C2
 Class B2, 12.79%,
 12/25/01 (c) -  750,000  731,250
Berkeley Federal Bank & Trust
 FSB Series 1994 Class 1-B,
 7.9038%, 8/1/24 (c)(f) -  2,900,000  1,958,406
Blackrock Capital Funding
 LLC Series 1996 Class C2,
 7.6414%, 11/16/26 (c)(f) AAA  1,573,448  1,593,608
CBA Mortgage Corp.
 Series 1993-C1 Class E,
 7.7732%, 12/25/03 (c)(f) Ba2  500,000  449,688
CS First Boston Mortgage
 Securities Corp.
 Series 1994-M1 Class E,
 12.60%, 2/15/02 (c) -  500,000  498,750
DLJ Mortgage Acceptance
 Corp. Series 1993-MF12
 Class B-2, 10.10%,
  9/18/03 (c) -  600,000  562,500
Equitable Life Assurance Society
 of the United States (c):
  Series 174 Class A1,
   7.24%, 5/15/06 Aaa  5,000,000  5,168,750
  Series 174 Class B1,
   7.33%, 5/15/06 Aa2  3,500,000  3,601,719
  Series 1996-1 Class C1,
   7.52%, 5/15/06 A2  2,300,000  2,377,625
General Motors Acceptance
 Corp. Commercial
 Mortgage Securities, Inc.
 Series 1996-C1 Class F,
 7.86%, 11/15/06 (c) Ba3  750,000  645,469
Lehman Structured Securities
 Corp. Series 1996-1 Class E-2,
 7.995%, 6/25/26 BB  1,710,704  1,591,490

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
Merrill Lynch Mortgage
 Investments, Inc.:
  Series 1994 Class M1-E,
   8.137%, 6/25/22 (c)(f) Ba2 $ 5,670,000 $ 5,104,772
  Series 1995 Class C2-E,
   7.9886%, 6/15/21 (c)(f) Ba3  464,135  431,936
Mortgage Capital Funding, Inc.
 Series 1996-MC1 Class G,
 7.15%, 7/15/28 (c) BB  1,000,000  800,625
Morgan Stanley Capital One,
 Inc. Series 1996-MBL1
 Class E, 8.5191%,
 5/25/21 (c)(f) -  1,910,136  1,719,719
NB Commercial Mortgage
 sequential pay, Series FSI
 Class A, 7.187%,
 10/20/23 (c) -  2,402,428  2,412,939
Penn Mutual Life Insurance Co.
 (The) (c):
  Series 1996-PML Class K,
   7.90%, 11/15/26  -  1,473,000  861,705
  Series 1996-PML Class L,
   7.90%, 11/15/26  -  1,133,000  495,348
Structured Asset Securities Corp. (c):
 Series 1993-C1 Class E,
  6.60%, 10/25/24 B  1,250,033  487,122
 Series 1996-C3 Class E,
  8.458%, 6/25/30 (f) -  500,000  441,094
Wells Fargo Capital Markets
 Apartment Financing Trust
 6.56%, 12/29/05 (c) Aaa  3,250,000  3,250,000
TOTAL COMMERCIAL MORTGAGE SECURITIES
 (Cost $34,126,408)   35,184,515
FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Newfoundland Province yankee
 11 5/8%, 10/15/07 Baa1  2,000,000  2,678,160
Manitoba Province yankee
 6 3/8%, 10/15/99 A1  7,000,000  7,025,410
Mexico Value recovery rights -  2,000  -
Quebec Province yankee
 7.22%, 7/22/36 (d) A2  10,000,000  10,482,400
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
 (Cost $19,660,950)   20,185,970
CERTIFICATES OF DEPOSIT - 3.3%
Abbey National Treasury
 Services PLC yankee
 5.43%, 3/17/97   14,000,000  13,997,469
Bank of Scotland yankee
 5.39%, 3/5/97   12,000,000  11,996,995
Bank of Tokyo-Mitsubishi Ltd.
 yankee 5.51%, 3/6/97   14,500,000  14,494,248
Bayerische Hypotheken und
 Wechsel Bank AG
 yankee 5.40%, 4/7/97   14,500,000  14,494,132
Bayerische Vereinsbank AG
 yankee 5.40%, 4/2/97   14,500,000  14,500,000
CERTIFICATES OF DEPOSIT - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
National Westminster Bank PLC
 yankee 5.41%, 2/10/97  $ 14,500,000 $ 14,498,553
Sanwa Bank Ltd. yankee
 5.49%, 1/15/97   11,000,000  10,999,938
Sumitomo Bank Ltd. yankee
 5.54%, 1/31/97   12,000,000  12,000,373
Westdeutsche Landesbank Giron
 yankee 5.40%, 2/5/97   14,500,000  14,498,524
TOTAL CERTIFICATES OF DEPOSIT
 (Cost $121,498,614)   121,480,232
COMMERCIAL PAPER - 3.2%
Commonwealth Bank of Australia
 yankee 5.325%, 3/11/97   12,000,000  11,867,700
Dakota 5.40%, 3/12/97   14,750,000  14,584,185
Enterprise Funding Corp.
 5.47%, 1/24/97   13,461,000  13,406,887
Ford Motor Credit Co.
 5.30%, 3/11/97   14,500,000  14,339,291
General Electric Capital Corp.
 5.29%, 6/4/97   14,500,000  14,159,128
General Motors Acceptance Corp.
 5.465%, 6/23/97   12,000,000  11,678,680
PHH Corp. 5 1/2%, 1/17/97   13,000,000  12,962,983
Sherwood Medical Co.
 5.32%, 3/10/97   12,000,000  11,867,749
Unifunding, Inc.
 5.37%, 2/24/97   10,000,000  9,910,777
TOTAL COMMERCIAL PAPER
 (Cost $114,880,494)   114,777,380
CASH EQUIVALENTS - 1.2%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account dated 12/31/96
  due 1/2/97:
  at 6.82%  $ 25,830,783  25,821,000
  at 6 3/4%   18,067,773  18,061,000
    43,882,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $3,389,391,920)  $ 3,620,771,335
LEGEND
(a) Non-income producing
(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $93,936,690 or 2.6% of net assets.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(h) An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Barr Laboratories, Inc.  $ - $ 16,365,800 $ - $ -
Synetic, Inc.   -  25,400,727  -  -
WMS Industries, Inc.   344,890  2,617,463  -  -
Totals  $ 344,890 $ 44,383,990 $ - $ -
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $5,236,434,286 and $5,033,786,308, respectively, of which U.S. government and government agency obligations aggregated $1,026,406,839 and $814,153,575, respectively.
The market value of futures contracts opened and closed during the period amounted to $16,398,668 and $180,511,750, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $628,942 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the bank borrowing program. The maximum loan and average daily balance during the period for which the loan was outstanding amounted to $6,956,000. The weighted average interest rate was 5.6%. (see
Note 5 of Notes to Financial Statements).

The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 33.5% AAA, AA, A 32.1%
Baa 4.1% BBB 5.7%
Ba 1.6% BB 1.4%
B 3.1% B 2.7%
Caa 0.3% CCC 0.3%
Ca, C 0.0% CC, C 0.0%
  D 0.0%
The percentage not rated by both S&P and Moody's amounted to 0.5%. Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   88.4%
United Kingdom   3.3
Japan   1.7
Netherlands   1.6
Canada   1.6
Germany   1.2
Others (individually less than 1%)   2.2
TOTAL  100.0%
INCOME TAX INFORMATION
At December 31, 1996, the aggregate cost of investment securities for income tax purposes was $3,393,524,538. Net unrealized appreciation aggregated $227,246,797, of which $259,014,716 related to appreciated investment securities and $31,767,919 related to depreciated investment securities.
The fund hereby designates approximately $77,081,000 as a capital gain dividend for the purpose of the dividend paid deduction.
VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES



 DECEMBER 31, 1996

ASSETS

Investment in securities, at value (including repurchase agreements of $43,882,000) (cost $3,389,391,920)        $ 3,620,771,335
-
See accompanying schedule

Cash                                                                                                             368

Receivable for investments sold                                                                                    12,629,838

Receivable for fund shares sold                                                                                    1,477,468

Dividends receivable                                                                                               4,091,627

Interest receivable                                                                                                21,130,140

Other receivables                                                                                                  84,928

 TOTAL ASSETS                                                                                                      3,660,185,704

LIABILITIES

Payable for investments purchased                                                                  $ 15,938,580

Payable for fund                                                                                   1,089,638
shares redeemed

Accrued management fee                                                                             1,688,073

Other payables and                                                                                 275,236
accrued expenses

 TOTAL LIABILITIES                                                                                                18,991,527

NET ASSETS                                                                                                        $ 3,641,194,177

Net Assets consist of:

Paid in capital                                                                                                   $ 2,969,889,033

Undistributed net investment income                                                                                120,488,851

Accumulated undistributed                                                                                          319,437,760
net realized gain (loss) on investments and foreign currency transactions

Net unrealized appreciation (depreciation) on investments                                                          231,378,533
and assets and liabilities in
foreign currencies

NET ASSETS, for 215,067,314 shares outstanding                                                                    $ 3,641,194,177

NET ASSET VALUE, offering price                                                                                    $16.93
and redemption price per share ($3,641,194,177 (divided by) 215,067,314 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME                                                                 $ 34,783,182
Dividends

Interest                                                                           113,908,635

 TOTAL INCOME                                                                      148,691,817

EXPENSES

Management fee                                                     $ 22,022,749

Transfer agent fees                                                 2,187,494

Accounting fees and expenses                                        808,547

Non-interested trustees' compensation                               28,265

Custodian fees and expenses                                         393,000

Registration fees                                                   8,154

Audit                                                               30,576

Legal                                                               22,462

Interest                                                            1,087

Miscellaneous                                                       4,586

 Total expenses before reductions                                   25,506,920

 Expense reductions                                                 (496,000       25,010,920
                                                                   )

NET INVESTMENT INCOME                                                              123,680,897

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including                                   305,682,042
 realized gain of $23,048,578
 on sales of investments in
 affiliated issuers)

 Foreign currency transactions                                      12,006,469

 Futures contracts                                                  13,494,578     331,183,089

Change in net unrealized
appreciation (depreciation) on:

 Investment securities                                              31,145,689

 Assets and liabilities in                                          (6,941,808
 foreign currencies                                                )

 Futures contracts                                                  (8,457,295     15,746,586
                                                                   )

NET GAIN (LOSS)                                                                    346,929,675

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   $ 470,610,572

OTHER INFORMATION                                                                 $ 472,893
 Expense reductions
 Directed brokerage arrangements

  Custodian interest credits                                                       23,107

                                                                                  $ 496,000


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   YEAR ENDED     YEAR ENDED
                                    DECEMBER 31,   DECEMBER 31,
                                    1996           1995



Operations                                                                                         $ 123,680,897     $ 114,776,593

Net investment income


 Net realized gain (loss)                                                                           331,183,089       108,752,522


 Change in net unrealized appreciation (depreciation)                                               15,746,586        284,744,744


 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                    470,610,572       508,273,859


Distributions to shareholders                                                                       (119,397,539)     (67,894,650)

From net investment income


 From net realized gain                                                                             (98,450,602)      -


 TOTAL DISTRIBUTIONS                                                                                (217,848,141)     (67,894,650)


Share transactions                                                                                  270,086,820       239,926,948

Net proceeds from sales of shares


 Reinvestment of distributions                                                                      217,848,141       67,894,650


 Cost of shares redeemed                                                                            (432,347,524)     (705,883,879)


 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                            55,587,437        (398,062,281)


  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                           308,349,868       42,316,928


NET ASSETS


 Beginning of period                                                                                3,332,844,309     3,290,527,381


 End of period (including undistributed net investment income of $120,488,851 and $105,158,635,    $ 3,641,194,177 $ 3,332,844,309

respectively)


OTHER INFORMATION

Shares


 Sold                                                                                               17,138,645        16,731,500


 Issued in reinvestment of distributions                                                            14,427,029        5,014,376


 Redeemed                                                                                           (27,544,207)      (49,259,550)


 Net increase (decrease)                                                                            4,021,467         (27,513,674)




SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                          YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA   1996                       1995   1994   1993 D   1992





Net asset value, beginning of period                           $ 15.79       $ 13.79       $ 15.42       $ 13.32       $ 12.55

Income from Investment Operations

 Net investment income                                         .63           .30           .45           .33           .32

 Net realized and unrealized gain (loss)                       1.55          1.99          (1.33)        2.39          1.09

 Total from investment operations                              2.18          2.29          (.88)         2.72          1.41



Less Distributions

 From net investment income                                    (.57)         (.29)         (.29)         (.33)         (.31)

 In excess of net investment income                            -             -             -             (.04)         -

 From net realized gain                                        (.47)         -             (.46)         (.25)         (.33)

 Total distributions                                           (1.04)        (.29)         (.75)         (.62)         (.64)

Net asset value, end of period                                 $ 16.93       $ 15.79       $ 13.79       $ 15.42       $ 13.32

TOTAL RETURN A, B                                              14.60%        16.96%        (6.09)%       21.23%        11.71%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                        $ 3,641,194   $ 3,332,844   $ 3,290,527   $ 2,422,692   $ 731,724

Ratio of expenses to average net assets                        .74%          .81%          .81%          .88%          .91%

Ratio of expenses to average net assets after expense reductions .73%          .79%          .80%          .88%          .91%
                                                                 C             C             C

Ratio of net investment income to average net assets             3.60%         3.54%         4.07%         3.64%         4.89%

Portfolio turnover rate                                          168%          256%          85%           113%          92%

Average commission rate E                                        $ .0163


A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE
COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE
TOTAL RETURNS
SHOWN. B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES
 NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO
FINANCIAL
STATEMENTS). C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS
 WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S
 EXPENSES (SEE NOTE
6 OF NOTES TO FINANCIAL STATEMENTS). D EFFECTIVE JANUARY 1, 1993, THE
 FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE,
 AND FINANCIAL
STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL
DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT
 INCOME PER SHARE
MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX
DIFFERENCES.. E FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1,
 1995, A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES
 ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD
 TO PERIOD AND FUND TO FUND
DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE
TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Asset Manager Portfolio (the fund) is a fund of Variable Insurance Products Fund II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income, gains on investments or currency repatriation. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, futures and options transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, non-taxable dividends and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market and to fluctuations in interest rates and currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Information regarding purchases and sales of securities (other than short-term securities), the market value of futures contracts opened and closed, is included under the caption "Other Information" at the end of the fund's schedule of investments.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .25%. For the period, the management fee was equivalent to an annual rate of .64% of average net assets. Effective August 1, 1996, FMR voluntarily agreed to reduce the individual fund fee rate from .40% to .25%.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .06% of average net assets.
ACCOUNTING FEES. Fidelity Service Co. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's schedule of investments.
6. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of 1.25% of average net assets.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. In addition, the fund has entered into an arrangement with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses.
For the period, the reduction under these arrangements are shown under the caption "Other Information" on the fund's Statement of Operations.
7. BENEFICIAL INTEREST.
At the end of the period, Fidelity Investment Life Insurance Company (FILI) and its subsidiaries, affiliates of FMR, were the record owners of approximately 19% of the outstanding shares of the fund. In addition, three unaffiliated insurance companies were each record owner of 10% or more of the total outstanding shares of the fund, totaling 49%.
8. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included under the caption "Legend" at the end of the fund's schedule of investments.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Variable Insurance Products Fund II and the Shareholders of Asset Manager Portfolio:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments (except for Moody's and Standard & Poor's ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Asset Manager Portfolio (a fund of Variable Insurance Products Fund II) at December 31, 1996, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Asset Manager Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.
PRICE WATERHOUSE LLP
Boston, Massachusetts
February 10, 1997
DISTRIBUTIONS


The Board of Trustees of Asset Manager Portfolio voted to pay on February 7, 1997, to shareholders of record at the opening of business on February 7, 1997, a distribution of $1.48 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.59 per share from net investment income.



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc.,
 London, England
Fidelity Management & Research (Far East) Inc.,
 Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
William J. Hayes, VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Robert A. Lawrence, VICE PRESIDENT
Richard C. Habermann, VICE PRESIDENT
John Todd, VICE PRESIDENT
George Vanderheiden, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
Robert H. Morrison, MANAGER, SECURITY TRANSACTIONS
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Co.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank, N.A., New York, NY
* INDEPENDENT TRUSTEES

(2_FIDELITY_LOGOS)
VARIABLE INSURANCE PRODUCTS
FUND II: CONTRAFUND PORTFOLIO

ANNUAL REPORT
DECEMBER 31, 1996
CONTENTS



MARKET ENVIRONMENT                  3    A review of what happened in world markets
                                         during the last year.

PERFORMANCE                         4    How the fund has done over time.

FUND TALK                           5    The manager's review of fund performance, strategy
                                         and outlook.

INVESTMENTS                         6    A complete list of the fund's investments with their
                                         market values.

FINANCIAL STATEMENTS                15   Statements of assets and liabilities, operations, and
                                         changes in net assets, as well as financial highlights.

NOTES                               17   Notes to the financial statements.

REPORT OF INDEPENDENT ACCOUNTANTS   19   The auditors' opinion.

DISTRIBUTIONS                       20



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED
BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
MARKET ENVIRONMENT


Most stock and bond markets posted positive returns in 1996, aided by moderate growth and low inflation. Sustained corporate earnings growth and a favorable interest rate environment also proved beneficial. Japan, however, was the major exception as an underperforming stock market and a weak yen undermined returns for U.S.-based investors. The strongest gains came from the often-volatile emerging bond markets in 1996, while performance of the bond markets of developed countries was mixed.
U.S. STOCK MARKETS
The Standard & Poor's 500 Index - a broad measure of U.S. stock market performance - rose 22.96% for the 12 months that ended December 31, 1996, well above the index's long-term average annual return of about 12%. The Russell 2000 Index - a measure of small stock performance - rose 16.49%. The Dow Jones Industrial Average - an index of 30 blue-chip stocks - posted a return of 28.70%, closing above 6500 for the first time in November.
The U.S. stock market spent much of the past year breaking price and trading volume records. Solid corporate earnings reports, large cash inflows into mutual funds, widespread optimism and a generally favorable interest rate environment propelled share prices higher. Large-capitalization stocks thrived as investors sought their lower volatility and higher degree of liquidity over smaller-cap stocks in an environment where it was sometimes difficult to discern the health of the economy.
Most industry sectors experienced positive, if not strong performance. At mid-year, technology stocks suffered from a sell-off sparked by fears that company earnings were weakening. Nevertheless, this sector proved to be the strongest in the U.S. market in 1996. Earnings surprises and positive earnings projections were the main drivers of solid performance, especially among semiconductor manufacturers, companies that make disk drives and monitors, and software firms. Even though consensus estimates pointed toward increases in short-term interest rates by the Fed, financial stocks
- usually sensitive to changes in interest rates - shrugged off this concern and posted solid performance based on low interest rates and positive business prospects. Energy stocks reaped the benefits of higher-than-expected energy prices, which resulted in part from the delayed re-entry of Iraq into the world market. Uncertainty over the direction of the economy benefited consumer nondurables - such as food, beverage and tobacco companies - health care and traditional big-name growth stocks, as these companies tend to post steady earnings growth in many economic environments.
Utilities stocks struggled in 1996 for two reasons. First, and most important, uncertainty over the direction and form of deregulation in the sector tended to diminish investor interest. Second, stocks in the sector tend to move in concert with bonds, which lagged due to periodic inflation fears and confusing economic signals. Stocks in the telecommunications field especially were affected by uncertainty over legislation signed into law in February 1996. Biotechnology issues had a hard time recovering from a correction in stock prices from overvalued levels that they experienced earlier in 1996. Cyclical stocks - those that usually rise and fall with the economy - posted mixed results that largely depended on the outlook for companies in the specific sector rather than the direction of the economy. FOREIGN STOCK MARKETS
Foreign stock markets posted mixed results in 1996. The Morgan Stanley Capital International (MSCI) EAFE Index - which measures stock performance in Europe, Australia and the Far East - returned 6.05% in 1996. Europe posted the most consistently strong equity markets due to stronger economic growth, lower interest rates, higher corporate earnings, the relative weakness of the continent's major currencies and a new emphasis on shareholder friendliness by many of the region's corporations. The MSCI Europe Index was up 21.09% in 1996. The Japanese stock market underperformed on the weakness of the economic recovery and the uncertainty for any substantial economic reform. The Tokyo Stock Exchange TOPIX Total Return Index was off 16.26%. Emerging market equity performance ran the gamut from negative to positive, with the MSCI Emerging Markets Free Index returning 6.03% for 1996. While Hong Kong was a top performer - benefiting from the rising value of the property sector, solid economic growth and stable interest rates - other Asian markets posted mixed returns as concerns rose over declining export growth in the region. Latin America enjoyed a strong first half, but faded toward the end of 1996 due to low domestic savings rates and inefficient governments, among other factors. U.S. BOND MARKETS
Uncertainty over the direction of the economy led to mixed performance in U.S. bond markets in 1996. For the year, the Lehman Brothers Aggregate Bond Index - a broad measure of the performance of the U.S. taxable bond market
- posted a total return of 3.63%. Stronger-than-expected economic signals rattled the bond market in the early spring. Investors spent most of the summer anticipating a short-term interest rate increase by the Federal Reserve Board. However, the Fed neither raised nor lowered rates through the end of 1996. Interest rates responded to the Fed's inaction by falling during much of October and November. In December, though, bond prices dropped due to inflation concerns, stronger-than-expected economic data and comments by Fed Chairman Alan Greenspan that the stock markets may be overvalued.
FOREIGN BOND MARKETS
While low inflation and moderate growth helped provide a positive backdrop for most bond markets in 1996, performance in overseas bond markets was mixed. The Salomon Brothers World Government Bond Index - a measure of government bond market performance in developed nations - returned 3.62% for the 12 months that ended December 31, 1996. In Europe, focus centered on the continuing progress toward the European Monetary Union (EMU). Attractive opportunities arose as countries worked to meet the requirements for joining the EMU. However, Germany and Japan - two of the larger components of the Salomon Brothers World Government Bond Index - experienced currency problems that hurt returns. In stark contrast to the developed world, the often-volatile emerging debt markets enjoyed a particularly strong year, helped by inflows of foreign capital, low interest rates and the implementation of country-specific reforms - especially in Latin America. The J.P. Morgan Emerging Markets Bond Index - of which Latin America is a large component - posted a return of 34.16% during the period.
VARIABLE INSURANCE PRODUCTS FUND II: CONTRAFUND PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996    PAST 1   LIFE OF
                                   YEAR     FUND

Contrafund                         21.22%   30.19%

S&P 500 (registered trademark)     22.96%   30.11%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. You can compare the fund's return to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of growth in the long run and volatility in the short run. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of the fund figures are from commencement of operations January 3, 1995.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURN WOULD BE LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER LIFE OF FUND

Fidelity VIP II: Contrafund Standard & Poor's 500
$16,937
$16,915
$
Let's say hypothetically that $10,000 was invested in Contrafund Portfolio on January 3, 1995, when the fund started. As the chart shows, by December 31, 1996, the value of the investment would have grown to $16,937 - a 69.37% increase on the initial investment. With reinvested dividends and capital gains, if any, a $10,000 investment in the S&P 500 would have grown to $16,915 over the same period - a 69.15% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF DECEMBER 31, 1996
                                        % OF FUND'S
                                        INVESTMENTS

Schlumberger Ltd.                       2.1

Intel Corp.                             1.8

International Business Machines Corp.   1.5

Royal Dutch Petroleum Co. ADR           1.3

Halliburton Co.                         1.2

British Petroleum PLC ADR               1.1

ENSCO International, Inc.               1.0

EMC Corp.                               0.9

Federal National Mortgage Association   0.8

Unocal Corp.                            0.8

TOP TEN MARKET SECTORS AS OF DECEMBER 31, 1996
                                   % OF FUND'S
                                   INVESTMENTS

Energy                             24.2

Technology                         15.3

Finance                            10.3

Retail & Wholesale                 6.3

Industrial Machinery & Equipment   4.0

Health                             4.0

Basic Industries                   3.8

Media & Leisure                    3.8

Durables                           3.7

Utilities                          2.9

VARIABLE INSURANCE PRODUCTS FUND II: CONTRAFUND PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
William Danoff, Portfolio Manager of Contrafund Portfolio
Q. HOW DID THE FUND PERFORM OVER THE PAST YEAR, WILL?
A. The fund slightly trailed the Standard & Poor's 500 Index, which rose 22.96% during the 12-month period that ended December 31, 1996.
Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE IN 1996?
A. The market environment was more difficult than the Dow Jones Industrial Index's 28.7% performance would indicate. Market breadth, measured by the number of stocks participating in a rally, was only fair. Larger-capitalization companies led the market's advance, and broader measures of market performance lagged. Specifically, the Russell 2000 Index, which measures the performance of smaller-cap companies, and the Standard & Poor's MidCap 400 Index rose 16.4% and 19.2%, respectively, both below the S&P 500 Index's advance in 1996. In addition, the sectors leading the market changed frequently during the year, a phenomenon called market rotation. For example, the technology sector - and particularly the semiconductor stocks - was borderline schizophrenic. Semiconductor stocks plunged by a third or more in July's correction after performing poorly during the first six months of the year, then rose sharply in the second half of the year. This volatility made for a more challenging year than usual for stock fund portfolio managers.
Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE SINCE YOUR REPORT TO SHAREHOLDERS EARLY IN THE SUMMER?
A. The fund's investments in the energy and energy services sectors, which accounted for approximately 24% of the fund's holdings on December 31, helped its performance. I started adding to our holdings in these sectors because I felt the market was too pessimistic about the prospectus for energy-related companies, and was undervaluing them as a result. As it turned out, the sector rose about 45% during the year, and the fund's holdings in Schlumberger, Halliburton, British Petroleum, ENSCO and Unocal, among others, appreciated nicely since the last report to you. Production capacity in the energy industry has been shrinking for the past decade, and capacity utilization exceeded 90 percent in 1996. With conditions so tight in the sector, earnings exploded when oil and natural gas prices rose throughout the year.
Q. YOU SIGNIFICANTLY INCREASED THE FUND'S HOLDINGS IN TECHNOLOGY FROM SIX MONTHS AGO. HOW DID IT WORK OUT?
A. Since many technology stocks were temporarily out-of-favor after the summer correction I mentioned earlier, I boosted the fund's technology holdings to over 15% of the fund's investments on December 31 from just over 6% at the end of June. Computing and electronics continue to play a growing part in the global economy, and earnings in both sectors rebounded significantly after the industry's excessive inventory position returned to normal levels during the second quarter. The fund's holdings in Intel, IBM and EMC did particularly well during the period.
Q. THE FUND MUST HAVE SUFFERED SOME DISAPPOINTMENTS. WHAT DECISIONS DO YOU
REGRET?
A. The biggest disappointment to me was carrying too much cash during the year. While I reduced the fund's cash position from 15% six months ago to under 10% at the end of December, not being more fully invested in the stock market undeniably hurt the fund's performance. Given the market's strong performance, I estimate the fund's cash position detracted 2% from the fund's showing in 1996. I was correct to hold cash during the technology rout in the spring, but I regret not moving faster to build the fund's technology positions after fundamentals began to improve in the late summer.
Q. WHAT'S YOUR OUTLOOK FOR THE FIRST HALF OF 1997, WILL?
A. While the stock market outlook appears bright, expectations are high. Inflation remains low, and corporate profit growth remains good, fueled by excellent productivity gains. I have attempted to position the fund to participate if the market continues its ascent in 1997. But, as I did last year, I have tried to dampen some of the downside risk should unforeseen events cloud the otherwise clear economic skies. Stocks could fall meaningfully if interest rates continue their recent rise, or if a slowing economy or the strong U.S. dollar hurt corporate earnings growth. With the help of Fidelity's large research staff, I'll continue to look for those investment ideas that will perform well regardless of the market environment.



FUND FACTS
GOAL: maximum total return over the long term by allocating assets among stocks, bonds and short-term instruments anywhere in the world
START DATE: September 6, 1989
SIZE: as of December 31, 1996, more than $3.6 billion
MANAGER: Richard Habermann, since March
1996; joined Fidelity in 1968
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND II: CONTRAFUND PORTFOLIO
INVESTMENTS DECEMBER 31, 1996

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 89.0%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 1.2%
AEROSPACE & DEFENSE - 1.0%
BE Aerospace, Inc. (a)  6,800 $ 184,450
Boeing Co.   53,500  5,691,063
Gulfstream Aerospace Corp. (a)  109,400  2,652,950
Lockheed Martin Corp.   73,400  6,716,100
McDonnell Douglas Corp.   91,600  5,862,400
Orbital Sciences Corp. (a)  66,500  1,147,125
Sundstrand Corp.   32,500  1,381,250
  23,635,338
SHIP BUILDING & REPAIR - 0.2%
Avondale Industries, Inc. (a)  22,000  473,000
General Dynamics Corp.   76,100  5,365,050
  5,838,050
TOTAL AEROSPACE & DEFENSE   29,473,388
BASIC INDUSTRIES - 3.8%
CHEMICALS & PLASTICS - 2.5%
Air Products & Chemicals, Inc.   68,200  4,714,325
Avery Dennison Corp.   69,800  2,469,175
Betz Dearborn, Inc.   25,300  1,480,050
Cambrex Corp.   67,200  2,200,800
Crompton & Knowles Corp.   335,392  6,456,296
Cytec Industries, Inc. (a)  33,500  1,360,938
du Pont (E.I.) de Nemours & Co.   105,900  9,994,313
FMC Corp. (a)  5,100  357,638
International Specialty Products, Inc. (a)  20,600  252,350
Monsanto Co.   276,200  10,737,275
Nalco Chemical Co.   32,600  1,177,675
Olin Corp.   11,200  421,400
Potash Corp.  5,800  493,752
Praxair, Inc.   144,700  6,674,288
Raychem Corp.   1,000  80,125
Sealed Air Corp. (a)  224,100  9,328,163
Union Carbide Corp.   20,500  837,938
Witco Corp.   35,800  1,091,900
  60,128,401
IRON & STEEL - 0.0%
Steel Dynamics, Inc. (a)  46,400  887,400
METALS & MINING - 0.3%
Alcan Aluminium Ltd.   20,900  705,128
Aluminum Co. of America  19,800  1,262,250
Falconbridge Ltd.   21,800  464,354
Falconbridge Ltd.
 Final Installment Receipt (d)  81,700  1,168,122
Freeport-McMoRan Copper
 & Gold, Inc. Class B  66,800  1,995,650
Inco Ltd.   5,000  159,573
QNI Ltd.   244,146  490,970
  6,246,047
PACKAGING & CONTAINERS - 0.5%
Corning, Inc.   49,800  2,303,250
Crown Cork & Seal Co., Inc.   38,800  2,109,750
Owens-Illinois, Inc. (a)  295,600  6,724,900
  11,137,900
PAPER & FOREST PRODUCTS - 0.5%
American Pad & Paper Co. (a)  67,500  1,527,188
James River Corp.  55,900  1,851,688
Kimberly-Clark Corp.   82,600  7,867,650
  11,246,526
TOTAL BASIC INDUSTRIES   89,646,274

 SHARES VALUE (NOTE 1)
CONGLOMERATES - 1.1%
AlliedSignal, Inc.   89,400 $ 5,989,800
American Standard Companies, Inc. (a)  60,400  2,310,300
Brascan Ltd. Class A  40,200  894,409
Coltec Industries, Inc. (a)  22,500  424,688
GenCorp, Inc.   39,700  719,563
Lancaster Colony Corp.   13,100  602,600
Textron, Inc.   3,500  329,875
Tyco International Ltd.   271,900  14,376,713
United Technologies Corp.   19,400  1,280,400
  26,928,348
CONSTRUCTION & REAL ESTATE - 2.9%
BUILDING MATERIALS - 0.6%
Armstrong World Industries, Inc.   4,100  284,950
Dexter Corp.   98,200  3,130,125
Lilly Industrial Coatings, Inc. Class A  40,100  731,825
Masco Corp.   62,200  2,239,200
Nortek, Inc. (a)  1,200  24,000
Sherwin-Williams Co.   60,800  3,404,800
Southdown, Inc.   50,400  1,568,700
USG Corp. (a)  90,100  3,052,138
  14,435,738
CONSTRUCTION - 0.1%
Bouygues Offshore SA
 sponsored ADR (a)  97,300  1,252,738
Fairfield Communities, Inc. (a)  11,300  279,675
Oakwood Homes Corp.   55,900  1,278,713
  2,811,126
ENGINEERING - 0.1%
Fluor Corp.   41,700  2,616,675
REAL ESTATE - 0.3%
New World Development Co. Ltd.   16,000  108,087
Rouse Co. (The)  218,123  6,925,405
  7,033,492
REAL ESTATE INVESTMENT TRUSTS - 1.8%
Arden Realty Group, Inc.  83,000  2,303,250
Bay Apartment Communities, Inc.  3,400  122,400
Beacon Properties Corp.   116,400  4,263,150
Bradley Real Estate Trust (SBI)  26,900  484,200
Cali Realty Corp.  62,700  1,935,863
Capstead Mortgage Corp.   16,800  403,200
CenterPoint Properties Corp.   43,300  1,418,075
Crescent Real Estate Equities, Inc.   137,700  7,263,675
Duke Realty Investors, Inc.   43,100  1,659,350
Equity Residential Properties Trust (SBI)  18,700  771,375
Essex Property Trust, Inc.   43,100  1,266,063
Felcor Suite Hotels, Inc.  21,200  749,950
First Industrial Realty Trust, Inc.   103,200  3,134,700
Kimco Realty Corp.   500  17,438
LTC Properties, Inc.   60,800  1,124,800
Macerich Co.   64,700  1,690,288
Patriot American Hospitality, Inc.  71,100  3,066,188
Public Storage, Inc.   26,200  812,200
Reckson Associates Realty Corp.   22,500  950,625
Regency Realty Group  8,400  220,500
Sovran Self Storage, Inc.   900  28,125
Speiker Properties, Inc.   71,300  2,566,800
Starwood Lodging Trust combined
 certificate (SBI)   63,300  3,489,413
Vornado Realty Trust  1,400  73,500
Weeks Corp.  29,400  977,550
  40,792,678
TOTAL CONSTRUCTION & REAL ESTATE   67,689,709
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
DURABLES - 3.7%
AUTOS, TIRES, & ACCESSORIES - 2.2%
Chrysler Corp.   310,400 $ 10,243,200
Cross-Continent Auto Retailers, Inc. (a)  46,400  968,600
Danaher Corp.   168,300  7,846,988
Federal-Mogul Corp.   5,000  110,000
Federal Signal Co.   8,300  214,763
General Motors Corp.   310,700  17,321,525
Johnson Controls, Inc.   19,700  1,632,638
Lear Corp. (a)  80,900  2,760,713
Lucas Varity PLC sponsored ADR (a)  14,452  549,176
O'Gara Co. (a)  17,000  165,750
PACCAR, Inc.   7,700  523,600
Pep Boys-Manny, Moe & Jack  12,300  378,225
SPX Corp.   117,600  4,557,000
Smith (A.O.) Corp. Class B  3,500  104,563
Snap-on Tools Corp.   33,000  1,175,625
Toyota Motor Corp.   43,000  1,234,929
United Auto Group, Inc. (a)  53,500  1,377,625
  51,164,920
CONSUMER DURABLES - 0.2%
Minnesota Mining & Manufacturing Co.   72,900  6,041,588
CONSUMER ELECTRONICS - 0.1%
Harman International Industries, Inc.  12,800  712,000
Sunbeam-Oster, Inc.   42,000  1,081,500
  1,793,500
HOME FURNISHINGS - 0.4%
Carpetright PLC  347,500  3,440,646
Furniture Brands International, Inc. (a)  99,700  1,395,800
Leggett & Platt, Inc.   48,500  1,679,313
Miller (Herman), Inc.   37,200  2,106,450
  8,622,209
TEXTILES & APPAREL - 0.8%
Cutter & Buck, Inc. (a)(e)  280,000  3,255,000
Fruit of the Loom, Inc. Class A (a)  59,600  2,257,350
Jones Apparel Group, Inc. (a)  19,800  740,025
Liz Claiborne, Inc.   123,800  4,781,775
NIKE, Inc. Class B  39,700  2,372,075
Nine West Group, Inc. (a)  100  4,638
Reebok International Ltd.   101,400  4,258,800
Russell Corp.   19,900  592,025
Stride Rite Corp.   34,000  340,000
Timberland Co. Class A (a)  19,400  737,200
Unifi, Inc.   19,200  616,800
Warnaco Group, Inc. Class A  9,100  269,588
Westpoint Stevens, Inc. Class A (a)  6,400  191,200
  20,416,476
TOTAL DURABLES   88,038,693
ENERGY - 24.0%
COAL - 0.0%
MAPCO, Inc.   6,300  214,200
ENERGY SERVICES - 10.2%
Atwood Oceanics, Inc. (a)  800  50,800
BJ Services Co. (a)  196,100  10,001,100
Baker Hughes, Inc.   429,900  14,831,550
Carbo Ceramics, Inc.   33,100  695,100
Diamond Offshore Drilling, Inc. (a)  255,000  14,535,000
Dresser Industries, Inc.   420,900  13,047,900
ENSCO International, Inc. (a)  485,787  23,560,670
Eni Spa  483,800  2,486,887
Falcon Drilling, Inc. (a)  117,000  4,592,250

 SHARES VALUE (NOTE 1)
Global Marine, Inc. (a)  323,600 $ 6,674,250
Halliburton Co.   460,900  27,769,225
Helmerich & Payne, Inc.   52,700  2,746,988
Marine Drilling Companies, Inc. (a)  287,300  5,656,219
Nabors Industries, Inc. (a)  536,400  10,325,700
Newpark Resources, Inc. (a)  24,400  908,900
Noble Drilling Corp. (a)  311,700  6,195,038
Oceaneering International, Inc. (a)  11,700  185,738
Reading & Bates Corp. (a)  192,500  5,101,250
Schlumberger Ltd.   502,400  50,177,200
Smedvig AS, Series B (a)  55,200  1,151,082
Smith International, Inc. (a)  397,900  17,855,763
Tidewater, Inc.   151,159  6,839,945
Transocean Offshore, Inc.   149,174  9,342,022
Varco International, Inc. (a)  185,300  4,285,063
Western Atlas, Inc. (a)  16,900  1,197,788
  240,213,428
OIL & GAS - 13.8%
Amerada Hess Corp.   13,800  798,675
American Exploration Co. (a)  77,800  1,244,800
Amoco Corp.   13,400  1,078,700
Anadarko Petroleum Corp.   117,200  7,588,700
Ashland, Inc.   49,700  2,180,588
Atlantic Richfield Co.   15,800  2,093,500
Barrett Resources Corp. (a)  140,100  5,971,763
British Petroleum PLC ADR  176,800  24,995,100
Burlington Resources, Inc.   264,500  13,324,188
Camco International, Inc.   280,900  12,956,513
Canada Occidental Petroleum Ltd.   103,600  1,666,397
Canadian Natural Resources Ltd. (a)  273,300  7,496,137
Chesapeake Energy Corp. (a)  96,400  5,362,250
Chieftain International, Inc. (a)  65,700  1,725,353
Coastal Corp. (The)  160,500  7,844,438
Cooper Cameron Corp. (a)  214,620  16,418,430
Dorset Exploration Ltd. (a)  3,500  15,447
Enron Oil & Gas Co.   246,100  6,214,025
Enterprise Oil PLC  174,700  1,933,227
Exxon Corp.   36,300  3,557,400
Flores & Rucks, Inc. (a)  64,200  3,418,650
Forcenergy Gas Exploration, Inc. (a)  119,400  4,328,250
Imperial Oil Ltd.   4,300  202,320
Kerr-McGee Corp.   41,600  2,995,200
Louisiana Land & Exploration Co.   79,400  4,257,825
Monterey Resources, Inc. (a)  31,600  509,550
Murphy Oil Corp.   71,600  3,982,750
Nationale Elf Aquitaine  4,700  427,709
National-Oilwell, Inc. (a)  33,600  1,033,200
Newfield Exploration Co. (a)  264,200  6,869,200
Noble Affiliates, Inc.   118,600  5,677,975
Norcen Energy Resources Ltd.   17,900  396,951
Northstar Energy Corp. (a)  150,300  1,748,758
Occidental Petroleum Corp.   126,600  2,959,275
Oryx Energy Co. (a)  90,200  2,232,450
Parker & Parsley Petroleum Co.   64,200  2,359,350
Penn West Petroleum Ltd. (a)  33,600  343,145
Penn West Petroleum Ltd. (a)(c)  82,100  838,458
Pennzoil Co.   6,000  339,000
Petro-Canada  109,500  1,545,629
Petro-Canada
 Final Installment Receipt (d)  151,100  1,658,865
Petroleum Securities Australia Ltd.
 sponsored ADR (a)  84,500  1,922,375
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Phillips Petroleum Co.   317,000 $ 14,027,250
Poco Petroleums Ltd. (a)  20,800  198,767
Pogo Producing Co.   173,000  8,174,250
Renaissance Energy Ltd. (a)  358,200  12,189,539
Rio Alto Exploration Ltd. (a)  3,100  22,501
Rio Alto Exploration Ltd. (a)(c)  39,300  285,250
Royal Dutch Petroleum Co. ADR  177,800  30,359,350
Saga Petroleum AS Class B  44,100  691,439
Santa Fe Energy Resources, Inc. (a)  387,800  5,380,725
Stone Energy Corp. (a)  4,800  143,400
Suncor, Inc.   34,200  1,414,553
Swift Energy Co. (a)  211,200  6,309,600
Texaco, Inc.   76,100  7,467,313
Tosco Corp.   110,000  8,703,750
Total SA:
 Class B  66,686  5,422,253
 sponsored ADR  16,600  668,150
USX-Marathon Group   99,700  2,380,338
Ultramar Diamond Shamrock Corp.   153,100  4,841,788
Union Pacific Resources Group, Inc.   114,600  3,352,050
United Meridian Corp. (a)  284,800  14,738,400
Unocal Corp.   449,600  18,265,000
Valero Energy Corp.   3,700  105,913
Vastar Resources, Inc.   76,200  2,895,600
Vintage Petroleum, Inc.   120,700  4,164,150
  326,713,845
TOTAL ENERGY   567,141,473
FINANCE - 10.3%
BANKS - 3.3%
Bank of New York Co., Inc.   222,100  7,495,875
BankAmerica Corp.   164,700  16,428,825
Citicorp  32,500  3,347,500
Comerica, Inc.   2,000  104,750
Cullen Frost Bankers, Inc.   26,600  884,450
Fifth Third Bancorp  5,900  370,594
First Bank System, Inc.   148,400  10,128,300
First Empire State Corp.   800  230,400
Fleet Financial Group, Inc.   143,800  7,172,025
HSBC Holdings PLC  476,655  10,369,677
Hang Seng Bank Ltd.   332,000  4,034,909
North Fork Bancorporation, Inc.   88,000  3,135,000
Norwest Corp.   80,100  3,484,350
Regions Financial Corp.   3,300  170,569
Texas Regional Bancshares, Inc.
 Class A (vtg.)  9,500  323,000
U.S. Bancorp  147,600  6,632,775
Westpac Banking Corp.   354,800  2,019,212
Zions Bancorp  22,900  2,381,600
  78,713,811
CLOSED END INVESTMENT COMPANY - 0.1%
Morgan Stanley Emerging Markets
 Fund, Inc.   23,900  331,613
Morgan Stanley Asia-Pacific Fund, Inc.   82,100  800,475
Templeton Dragon Fund, Inc.   43,400  699,825
  1,831,913
CREDIT & OTHER FINANCE - 1.4%
American Express Co.   105,800  5,977,700
Associates First Capital Corp.   51,200  2,259,200

 SHARES VALUE (NOTE 1)
Beneficial Corp.   29,400 $ 1,863,225
Finova Group, Inc.   13,500  867,375
First Chicago NBD Corp.   24,300  1,306,125
Green Tree Financial Corp.   10,000  386,250
Greenpoint Financial Corp.   169,300  8,020,588
Household International, Inc.   106,100  9,787,725
Transamerica Corp.   37,300  2,946,700
  33,414,888
FEDERAL SPONSORED CREDIT - 1.3%
Federal Home Loan Mortgage
 Corporation  107,900  11,882,488
Federal National Mortgage Association  519,200  19,340,200
Student Loan Marketing Association  400  37,250
  31,259,938
INSURANCE - 2.8%
ACE Ltd.   9,600  577,200
Aetna, Inc.   129,000  10,320,000
Allmerica Financial Corp.   72,100  2,415,350
Allstate Corp.   249,900  14,462,963
American International Group, Inc.   113,500  12,286,375
Chubb Corp. (The)  8,100  435,375
Conseco, Inc.   33,800  2,154,750
General Re Corp.   5,500  867,625
ITT Hartford Group, Inc.   51,200  3,456,000
MMI Companies, Inc.   37,100  1,196,475
Marsh & McLennan Companies, Inc.   20,300  2,111,200
Mercury General Corp.   5,600  294,000
Mid Ocean Ltd.   26,200  1,375,500
Penncorp. Financial Group, Inc.   3,800  136,800
Progressive Corp.  12,500  842,188
Provident Companies, Inc.   4,600  222,525
Providian Corp.   19,000  976,125
Reinsurance Group of America, Inc.   1,900  89,538
Reliastar Financial Corp.   7,800  450,450
SunAmerica, Inc.   68,700  3,048,563
Travelers/Aetna Property Casualty
 Corp. Class A  8,700  307,763
Travelers Group, Inc. (The)  142,366  6,459,857
UNUM Corp.   8,000  578,000
USF&G Corp.   50,200  1,047,925
  66,112,547
SAVINGS & LOANS - 1.2%
Ahmanson (H.F.) & Co.   28,000  910,000
Charter One Financial Corp.   19,085  801,570
Dime Bancorp., Inc. (a)  58,800  867,300
Glendale Federal Bank FSB (a)  197,900  4,601,175
Golden West Financial Corp.   118,080  7,453,800
Great Western Financial Corp.   102,200  2,963,800
Long Island Bancorp., Inc.   7,800  273,000
Sovereign Bancorp., Inc.   400  5,250
TCF Financial Corporation  27,800  1,209,300
Washington Mutual, Inc.   184,400  7,986,825
  27,072,020
SECURITIES INDUSTRY - 0.2%
Guoco Group Ltd.  188,000  1,052,479
Peregrine Investments Holdings Ltd.   882,000  1,510,957
Salomon, Inc.   23,300  1,098,013
Schwab (Charles) Corp.  26,800  857,600
  4,519,049
TOTAL FINANCE   242,924,166
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - 3.9%
DRUGS & PHARMACEUTICALS - 1.4%
Alkermes, Inc. (a)  7,100 $ 165,075
Alliance Pharmaceutical Corp. (a)  3,600  49,050
Andrx Corp.   1,600  25,800
Biogen, Inc.   12,000  465,000
Bristol-Myers Squibb Co.   60,600  6,590,250
Human Genome Sciences, Inc. (a)  10,000  407,500
Lilly (Eli) & Co.   18,600  1,357,800
Merck & Co., Inc.   14,900  1,180,825
Millennium Pharmaceuticals, Inc. (a)  13,200  229,350
Novartis AG (Reg.)  4,653  5,317,219
Pfizer, Inc.   23,800  1,972,425
Schering-Plough Corp.   28,000  1,813,000
Sepracor, Inc. (a)  93,600  1,556,100
Sequus Pharmaceuticals, Inc. (a)  5,000  80,000
Warner-Lambert Co.   145,000  10,875,000
  32,084,394
MEDICAL EQUIPMENT & SUPPLIES - 0.9%
Acuson Corp. (a)  20,600  502,125
Boston Scientific Corp. (a)  58,200  3,492,000
Cardinal Health, Inc.   24,400  1,421,300
Datascope Corp. (a)  4,900  98,000
Guidant Corp.   2,700  153,900
InControl, Inc. (a)  29,100  232,800
Mallinckrodt, Inc.  127,100  5,608,288
Medtronic, Inc.   72,300  4,916,400
St. Jude Medical, Inc. (a)  57,600  2,455,200
U.S. Surgical Corp.   84,400  3,323,250
  22,203,263
MEDICAL FACILITIES MANAGEMENT - 1.6%
Beverly Enterprises, Inc. (a)  69,100  881,025
Carematrix Corp. (a)  17,200  225,750
Columbia/HCA Healthcare Corp.   205,300  8,365,975
HEALTHSOUTH Rehabilitation Corp. (a)  315,200  12,174,600
Health Management Associates, Inc.
 Class A (a)  218,700  4,920,750
Integrated Health Services, Inc.   31,800  775,125
National Surgery Centers, Inc. (a)  8,400  319,200
NovaCare, Inc. (a)  36,600  402,600
Oxford Health Plans, Inc. (a)  56,000  3,279,500
PacifiCare Health Systems, Inc.
 Class B (a)  6,800  579,700
Quorum Health Group, Inc. (a)  6,700  199,325
Safeguard Health Enterprises, Inc. (a)  63,700  1,114,750
Sunrise Assisted Living, Inc. (a)  52,300  1,457,863
Tenet Healthcare Corp. (a)  115,200  2,520,000
  37,216,163
TOTAL HEALTH   91,503,820
HOLDING COMPANIES - 0.3%
CINergy Corp.   31,500  1,051,313
Citic Pacific Ltd. Ord.   228,000  1,323,576
Norfolk Southern Corp.   41,100  3,596,250
PartnerRe Ltd.   20,700  703,800
  6,674,939
INDUSTRIAL MACHINERY & EQUIPMENT - 4.0%
ELECTRICAL EQUIPMENT - 1.4%
AMETEK, Inc.   52,900  1,177,025
Alcatel Alsthom Compagnie Generale
 d'Electricite SA  40,900  3,284,609

 SHARES VALUE (NOTE 1)
American Power Conversion Corp. (a)  70,100 $ 1,910,225
Common Development International
 Ltd. (a)(c)  58,100  519,185
Computer Products, Inc. (a)  2,100  40,950
Emerson Electric Co.   3,200  309,600
Hutchison Whampoa Ltd. Ord.   468,000  3,675,868
Loral Space & Communications Ltd. (a)  395,900  7,274,663
Roper Industries, Inc.   43,300  1,694,113
Westinghouse Electric Corp.   636,800  12,656,400
  32,542,638
INDUSTRIAL MACHINERY & EQUIPMENT - 2.0%
Case Corp.   187,500  10,218,750
Caterpillar, Inc.   151,700  11,415,425
Deere & Co.   5,000  203,125
Detroit Diesel Corp. (a)  40,600  933,800
Dover Corp.   5,400  271,350
Harnischfeger Industries, Inc.   76,000  3,657,500
Illinois Tool Works, Inc.   41,600  3,322,800
Ingersoll-Rand Co.   79,000  3,515,500
Kaydon Corp.   118,300  5,574,888
Manitowoc Co., Inc.   26,500  1,073,250
New Holland NV (a)  261,100  5,450,463
Parker-Hannifin Corp.   4,500  174,375
Thermo Fibergen, Inc. (a)  13,700  143,850
Thermo Fibergen, Inc. (rights)(a)  13,700  34,250
Thermo Fibertek, Inc. (a)  2,100  19,556
UCAR International, Inc. (a)  5,200  195,650
  46,204,532
POLLUTION CONTROL - 0.6%
Republic Industries, Inc. (a)  24,000  748,500
Sevenson Environmental Services, Inc.   13,200  240,900
USA Waste Services, Inc. (a)  287,880  9,176,175
United Waste Systems, Inc. (a)  154,600  5,314,375
  15,479,950
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   94,227,120
MEDIA & LEISURE - 3.8%
BROADCASTING - 1.0%
American Radio Systems Corp.
 Class A (a)  36,900  1,005,525
Asia Satellite Telecommunications
 Holdings Ltd. (a)  94,200  218,617
Canal Plus SA  2,200  485,780
Carlton Communications PLC  19,900  174,398
HSN, Inc. (a)  56,790  1,348,763
Infinity Broadcasting Corp. Class A  303,050  10,190,056
Jacor Communications, Inc. Class A (a)  44,800  1,226,400
Metro Networks, Inc. (a)  25,500  643,875
Renaissance Communications Corp. (a)  68,900  2,463,175
Telemundo Group, Inc. Class A (a)  136,400  3,955,600
Young Broadcasting, Inc. Class A (a)  37,300  1,091,025
  22,803,214
ENTERTAINMENT - 0.1%
Disney (Walt) Co.   13,300  926,013
Regal Cinemas, Inc. (a)  4,400  135,300
Viacom, Inc. (a):
 Class A  18,300  631,350
 Class B (non-vtg.)  4,600  160,425
  1,853,088
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
LEISURE DURABLES & TOYS - 0.8%
Brunswick Corp.   5,700 $ 136,800
Champion Enterprises, Inc. (a)  211,800  4,130,100
Golden Bear Golf, Inc. (a)  10,100  113,625
Hasbro, Inc.   278,550  10,828,631
Mattel, Inc.   70,150  1,946,663
Nintendo Co. Ltd. Ord.   28,300  2,023,346
  19,179,165
LODGING & GAMING - 0.4%
Circus Circus Enterprises, Inc. (a)  58,600  2,014,375
HFS, Inc. (a)  67,600  4,039,100
Hilton Hotels Corp.   41,300  1,078,963
Host Marriott Corp. (a)  166,400  2,662,400
US Franchise Services, Inc. Class A (a)  3,900  39,488
  9,834,326
PUBLISHING - 1.1%
Acnielsen Corp. (a)  25,000  378,125
Cognizant Corp. (a)  83,400  2,752,200
Gannett Co., Inc.   53,300  3,990,838
Gibson Greetings, Inc. (a)  800  15,700
Harcourt General, Inc.   29,600  1,365,300
Knight-Ridder, Inc.   39,100  1,495,575
Meredith Corp.   51,700  2,727,175
New York Times Co. (The) Class A  155,100  5,893,800
Playboy Enterprises, Inc. Class B (a)  25,600  249,600
Times Mirror Co. Class A  118,200  5,880,450
Tribune Co.   25,300  1,995,538
  26,744,301
RESTAURANTS - 0.4%
Landry's Seafood Restaurants, Inc. (a)  92,600  1,979,325
Morton's Restaurant Group, Inc. (a)  316,900  5,347,688
Papa John's International, Inc. (a)  10,800  364,500
Shoney's, Inc. (a)  4,800  33,600
Starbucks Corp. (a)  23,800  681,275
  8,406,388
TOTAL MEDIA & LEISURE   88,820,482
NONDURABLES - 1.5%
AGRICULTURE - 0.1%
Pioneer Hi-Bred International, Inc.   38,600  2,702,000
BEVERAGES - 0.0%
Pete's Brewing Co. (a)  42,400  339,200
FOODS - 0.7%
Campbell Soup Co.   161,100  12,928,275
Ralston Purina Group  41,800  3,067,075
Tyson Foods, Inc.   4,100  140,425
  16,135,775
HOUSEHOLD PRODUCTS - 0.6%
Dial Corp.   271,900  4,010,525
Gillette Co.   119,700  9,306,675
Premark International, Inc.   34,700  772,075
  14,089,275
TOBACCO - 0.1%
Consolidated Cigar Holdings, Inc.
 Class A (a)  19,600  485,100
Dimon, Inc.   3,800  87,875
Philip Morris Companies, Inc.   5,000  563,125
RJR Nabisco Holdings Corp.   9,800  333,200
Swisher International Group, Inc. Class A  54,500  865,188
Universal Corp.   11,800  379,075
  2,713,563
TOTAL NONDURABLES   35,979,813

 SHARES VALUE (NOTE 1)
PRECIOUS METALS - 1.5%
Agnico Eagle Mines Ltd.   31,900 $ 447,952
Barrick Gold Corp.   32,700  936,262
Bre-X Minerals Ltd. (a)  412,700  6,532,874
Euro-Nevada Mining Ltd.   146,400  4,367,918
Franco Nevada Mining Corp.   191,400  8,761,243
Getchell Gold Corp. (a)  90,900  3,488,288
Greenstone Resources Ltd. (a)  89,300  1,039,016
Indochina Goldfields Ltd. (a)  111,400  1,308,342
Indochina Goldfields Ltd. (a)(c)  75,600  887,887
Kinross Gold Corp. (a)  84,100  595,083
Newmont Mining Corp.   167,400  7,491,150
TVI Pacific, Inc. (a)(c)  123,300  114,229
  35,970,244
RETAIL & WHOLESALE - 6.2%
APPAREL STORES - 1.0%
Abercrombie & Fitch Co. (a)  3,500  57,750
Baby Superstore, Inc. (a)  57,300  1,375,200
Cato Corp. Class A  85,000  425,000
Charming Shoppes, Inc. (a)  864,800  4,378,050
Footstar, Inc. (a)  96,132  2,391,284
Gap, Inc.   35,100  1,057,388
Goody's Family Clothing (a)  77,200  1,379,950
Limited, Inc. (The)  27,512  505,533
Payless ShoeSource, Inc. (a)  85,188  3,194,550
Ross Stores, Inc.   400  20,000
Saks Holdings, Inc. (a)  8,700  234,900
TJX Companies, Inc.   187,700  8,892,288
  23,911,893
DRUG STORES - 0.8%
Arbor Drugs, Inc.   46,800  813,150
CVS Corp.   298,600  12,354,575
Revco (D.S.), Inc. (a)  182,500  6,752,500
Rite Aid Corp.   2,200  87,450
  20,007,675
GENERAL MERCHANDISE STORES - 1.4%
Dayton Hudson Corp.   101,000  3,964,250
Family Dollar Stores, Inc.   8,300  169,113
Federated Department Stores, Inc. (a)  96,800  3,303,300
Kohls Corp. (a)  60,100  2,358,925
MacFrugals Bargains Closeouts, Inc. (a)  12,300  321,338
Mazel Stores, Inc. (a)  11,200  252,000
Price/Costco, Inc. (a)  227,900  5,725,988
Stein Mart, Inc. (a)  102,900  2,083,725
Woolworth Corp. (a)  636,300  13,919,063
  32,097,702
GROCERY STORES - 1.5%
Ahold NV  14,552  909,342
American Stores Co.   27,300  1,115,888
Asda Group PLC  741,500  1,562,333
Dominick's Supermarkets, Inc. (a)  91,700  1,994,475
Food Lion, Inc.:
 Class A  846,000  8,274,938
 Class B  134,400  1,360,800
Giant Food, Inc. Class A  51,700  1,783,650
Loblaw Companies Ltd.   56,500  583,197
Performance Food Group Co. (a)  1,150  17,825
Provigo, Inc. (a)  11,400  46,154
Quality Food Centers, Inc. (a)  12,600  425,250
Richfood Holdings, Inc. Class A  282,000  6,838,500
Safeway, Inc. (a)  218,100  9,323,775
Weis Markets, Inc.   21,900  698,063
  34,934,190
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - 1.5%
Bulgari Spa  4,200 $ 85,217
Circuit City Stores, Inc.   139,400  4,199,425
Home Depot, Inc. (The)  270,500  13,558,813
Lowe's Companies, Inc.   74,200  2,634,100
Staples, Inc. (a)  178,100  3,216,931
Toys "R" Us, Inc. (a)  283,600  8,508,000
U.S. Office Products Co. (a)  65,700  2,242,013
  34,444,499
TOTAL RETAIL & WHOLESALE   145,395,959
SERVICES - 1.5%
ADVERTISING - 0.3%
Interpublic Group of Companies, Inc.   8,300  394,250
Omnicom Group, Inc.   61,100  2,795,325
Snyder Communications, Inc. (a)  91,600  2,473,200
  5,662,775
EDUCATIONAL SERVICES - 0.0%
Education Management Corp. (a)  32,400  680,400
LEASING & RENTAL - 0.0%
Ryder Systems, Inc.   10,600  298,125
Team Rental Group, Inc. Class A (a)  3,300  53,213
  351,338
PRINTING - 0.3%
ASM Lithography Holding NV (a)  45,200  2,251,525
Deluxe Corp.   21,800  713,950
Harland (John H.) Co.   96,400  3,181,200
Reynolds & Reynolds Co. Class A  2,600  67,600
Standard Register Co.   1,300  42,250
Valassis Communications, Inc. (a)  6,800  143,650
  6,400,175
SERVICES - 0.9%
APAC Teleservices, Inc. (a)  213,200  8,181,480
CDI Corp. (a)  400  11,350
Ecolab, Inc.   255,700  9,620,713
Orion Network Systems, Inc. (a)  1,700  21,888
Registry, Inc.   2,300  106,088
Robert Half International, Inc. (a)  64,500  2,217,188
Signature Resorts, Inc. (a)  12,800  451,200
Telespectrum Worldwide, Inc. (a)  77,900  1,236,663
Teletech Holdings, Inc. (a)  800  20,800
Zebra Technologies Corp. Class A (a)  6,000  140,250
  22,007,620
TOTAL SERVICES   35,102,308
TECHNOLOGY - 15.2%
COMMUNICATIONS EQUIPMENT - 1.3%
ADC Telecommunications, Inc. (a)  28,100  874,613
Ascend Communications, Inc. (a)  20,800  1,292,200
Aspect Telecommunications Corp. (a)  12,500  793,750
Cisco Systems, Inc. (a)  76,600  4,873,675
Dynatech Corp. (a)  71,700  3,172,725
Ericsson (L.M.) Telephone Co.
 Class B ADR  40,800  1,231,650
Lucent Technologies, Inc.   160,700  7,432,375
Nokia Corp. AB sponsored ADR  27,100  1,561,638
Northern Telecom Ltd.   42,300  2,628,997
Tellabs, Inc. (a)  50,400  1,896,300
3Com Corp. (a)  78,800  5,781,950
U.S. Robotics Corp. (a)  2,900  208,800
  31,748,673

 SHARES VALUE (NOTE 1)
COMPUTER SERVICES & SOFTWARE - 2.3%
America Online, Inc. (a)  25,200 $ 837,900
Autodesk, Inc.   5,000  140,000
Automatic Data Processing, Inc.   138,000  5,916,750
BMC Software, Inc. (a)  3,400  140,675
Borland International, Inc. (a)  4,800  26,100
CACI International, Inc. Class A (a)  32,800  688,800
CBT Group PLC sponsored ADR  1,800  97,650
CUC International, Inc. (a)  64,200  1,524,750
Ceridian Corp. (a)  82,616  3,345,948
Computer Sciences Corp. (a)  42,700  3,506,738
DST Systems, Inc.   19,500  611,813
Electronic Arts, Inc. (a)  14,800  443,075
Equifax, Inc.   163,500  5,007,188
First Data Corp.   34,700  1,266,550
Intuit (a)  46,000  1,449,000
Keane, Inc. (a)  101,400  3,219,450
McAfee Associates, Inc. (a)  15,400  677,600
Microsoft Corp. (a)  167,200  13,814,900
Midway Games, Inc. (a)  51,400  1,040,850
Ontrack Data International, Inc. (a)  37,300  559,500
Open Market, Inc. (a)  27,500  371,250
Oracle Corp. (a)  82,400  3,440,200
Parametric Technology Corp. (a)  45,100  2,317,013
Paychex, Inc.   10,400  534,950
Scopus Technology, Inc. (a)  7,600  353,400
SunGard Data Systems, Inc. (a)  49,700  1,963,150
Viisage Technology, Inc. (a)  5,000  72,500
  53,367,700
COMPUTERS & OFFICE EQUIPMENT - 5.8%
Adaptec, Inc. (a)  74,600  2,984,000
Amdahl Corp. (a)  126,300  1,531,388
Applied Magnetics Corp. (a)  123,900  3,701,513
Bay Networks, Inc. (a)  429,700  8,969,988
Bell & Howell Co. (a)  47,300  1,123,375
Comdisco, Inc.   19,300  612,775
Compaq Computer Corp. (a)  129,100  9,585,675
Dell Computer Corp. (a)  13,500  717,188
Diebold, Inc.   79,350  4,989,131
Digital Equipment Corp. (a)  75,700  2,753,588
EMC Corp. (a)  614,100  20,342,063
Gateway 2000, Inc. (a)  4,000  214,250
Hewlett-Packard Co.   36,500  1,834,125
Ingram Micro, Inc. Class A (a)  12,900  296,700
International Business Machines Corp.   237,000  35,787,000
Kronos, Inc. (a)  76,600  2,451,200
Lexmark International Group, Inc. (a)  169,600  4,685,200
Pitney Bowes, Inc.   112,500  6,131,250
Procom Technology, Inc.   49,100  466,450
Quantum Corp. (a)  40,000  1,145,000
Seagate Technology (a)  422,500  16,688,750
Sequent Computer Systems, Inc. (a)  14,500  257,375
Silicon Graphics, Inc. (a)  166,500  4,245,750
Symbol Technologies, Inc. (a)  10,200  451,350
Tech Data Corp. (a)  6,300  172,463
Trident Microsystems, Inc. (a)  12,100  204,188
Western Digital Corp. (a)  84,800  4,823,000
  137,164,735
ELECTRONIC INSTRUMENTS - 0.5%
Applied Materials, Inc. (a)  21,600  776,250
Perkin-Elmer Corp.   134,800  7,936,350
Silicon Valley Group, Inc. (a)  2,700  54,338
Teradyne, Inc. (a)  39,000  950,625
Thermo Electron Corp.   1,600  66,000
Waters Corp. (a)  89,500  2,718,563
  12,502,126
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
ELECTRONICS - 4.8%
AVX Corp.  9,400 $ 202,100
Altera Corp. (a)  55,700  4,048,694
Arrow Electronics, Inc. (a)  14,400  770,400
Atmel Corp. (a)  61,700  2,043,813
Avnet, Inc.   34,500  2,009,625
Chips & Technologies, Inc. (a)  127,000  2,317,750
Cirrus Logic, Inc. (a)  45,400  703,700
Griffon Corp. (a)  38,900  476,525
Integrated Device Technology, Inc. (a)  325,700  4,437,663
Intel Corp.   323,400  42,345,188
KEMET Corp. (a)  34,900  811,425
Kent Electronics Corp. (a)  98,900  2,546,675
Lattice Semiconductor Corp. (a)  73,500  3,381,000
Linear Technology Corp.   30,100  1,320,638
Maxim Integrated Products, Inc. (a)  25,600  1,107,200
Microchip Technology, Inc. (a)  54,400  2,767,600
Micron Technology, Inc.   69,700  2,030,013
Motorola, Inc.   55,600  3,412,450
National Semiconductor Corp. (a)  225,900  5,506,313
SGS Thomson Microelectronics NV (a)  14,600  1,022,000
S3, Inc. (a)  7,000  113,750
Sanmina Corp. (a)  32,800  1,853,200
Solectron Corp. (a)  34,500  1,841,438
Storage Technology Corp. (a)  315,100  15,006,638
Texas Instruments, Inc.   88,700  5,654,625
Thomas & Betts Corp.   46,400  2,059,000
Unitrode Corp. (a)  32,900  966,438
VLSI Technology, Inc. (a)  19,900  475,113
Xilinx, Inc. (a)  36,200  1,332,613
Zero Corp.   65,300  1,306,000
Zilog, Inc. (a)  10,700  279,538
  114,149,125
PHOTOGRAPHIC EQUIPMENT - 0.5%
Eastman Kodak Co.   77,300  6,203,325
Imation Corp. (a)  159,300  4,480,313
  10,683,638
TOTAL TECHNOLOGY   359,615,997
TRANSPORTATION - 1.2%
AIR TRANSPORTATION - 0.1%
AMR Corp. (a)  13,300  1,172,063
Continental Airlines, Inc. Class B (a)  39,200  1,107,400
Delta Air Lines, Inc.   1,500  106,313
Northwest Airlines Corp. Class A (a)  12,100  473,413
UAL Corp. (a)  2,700  168,750
  3,027,939
RAILROADS - 0.9%
Bombardier, Inc. Class B  72,400  1,336,193
Burlington Northern Santa Fe Corp.   46,800  4,042,350
CSX Corp.   6,500  274,625
Canadian Pacific Ltd.   241,900  6,361,378
Conrail, Inc.   21,540  2,145,923
Tranz Rail Holdings Ltd.
 sponsored ADR (a)  28,500  504,094
Trinity Industries, Inc.   4,900  183,750
Wisconsin Central Transportation
 Corp. (a)  158,700  6,288,488
  21,136,801
SHIPPING - 0.0%
Kirby Corp. (a)  10,000  197,500

 SHARES VALUE (NOTE 1)
TRUCKING & FREIGHT - 0.2%
Air Express International Corp.   20,000 $ 645,000
Consolidated Freightways, Inc.   25,200  560,700
Expeditors International of
 Washington, Inc.   86,200  1,982,600
USFreightways Corp.   10,900  299,069
Werner Enterprises, Inc.   3,300  59,813
Yellow Corp. (a)  103,900  1,493,563
  5,040,745
TOTAL TRANSPORTATION   29,402,985
UTILITIES - 2.9%
CELLULAR - 0.1%
McLeod, Inc. (a)  38,200  974,100
Palmer Wireless, Inc. (a)  28,500  299,250
  1,273,350
ELECTRIC UTILITY - 0.6%
Allegheny Power System, Inc.   17,000  516,375
American Electric Power Co., Inc.   90,000  3,701,250
Consolidated Edison Co. of
 New York, Inc.   7,100  207,675
DPL, Inc.   16,800  411,600
DQE, Inc.   4,900  142,100
Entergy Corp.  39,300  1,090,575
FPL Group, Inc.   35,300  1,623,800
GPU, Inc.   1,600  53,800
KU Energy Corp.   18,500  555,000
National Grid Co. PLC  1,132,000  3,781,276
Pinnacle West Capital Corp.   22,200  704,850
Public Service Co. of Colorado  5,300  206,038
Sevillana de Electricidad  18,296  207,765
Tucson Electric Power Co. (a)  15,000  249,375
  13,451,479
GAS - 0.7%
Consolidated Natural Gas Co.   5,300  292,825
Enron Corp.   199,600  8,607,750
Italgas Spa  259,100  1,084,193
Noram Energy Corp.   17,100  262,913
ONEOK, Inc.   9,000  270,000
Sonat, Inc.   121,000  6,231,500
Tejas Gas Corp. (a)  1,600  76,200
  16,825,381
TELEPHONE SERVICES - 1.5%
BCE, Inc.   154,500  7,359,558
British Telecommunications PLC Ord.   140,100  947,966
Cincinnati Bell, Inc.   32,200  1,984,325
MCI Communications Corp.   181,100  5,919,706
MFS Communications, Inc.   68,900  3,755,050
Smartalk Teleservices, Inc. (a)  71,300  1,212,100
Teleport Communications Group, Inc.
 Class A (a)  31,100  948,550
WorldCom, Inc. (a)  537,000  13,995,563
  36,122,818
WATER - 0.0%
Yorkshire Water PLC Ord.   17,400  210,134
TOTAL UTILITIES   67,883,162
TOTAL COMMON STOCKS
 (Cost $1,780,742,211)   2,102,418,880
CONVERTIBLE PREFERRED STOCKS - 0.2%
 SHARES VALUE (NOTE 1)
ENERGY - 0.1%
OIL & GAS - 0.1%
Tosco Financing Trust $2.875 (c)  11,100 $ 570,263
Ultramar Diamond Shamrock
 Corp. $2.50 (c)  17,200  1,062,100
TOTAL ENERGY   1,632,363
RETAIL & WHOLESALE - 0.1%
APPAREL STORES - 0.1%
TJX Companies, Inc., Series E, $7.00  5,900  1,545,063
TOTAL CONVERTIBLE PREFERRED STOCKS
 (Cost $2,631,081)   3,177,426
CONVERTIBLE BONDS - 0.3%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
ENERGY - 0.1%
ENERGY SERVICES - 0.0%
Nabors Industries, Inc. 5%,
 5/1/06 Ba2 $ 1,016,000  1,249,680
OIL & GAS - 0.1%
Pogo Producing Co. 5 1/2%,
 6/15/06 (c) B2  1,100,000  1,388,750
TOTAL ENERGY   2,638,430
HEALTH - 0.1%
MEDICAL FACILITIES MANAGEMENT - 0.1%
NovaCare, Inc. 5 1/2%,
 1/15/00 B1  2,130,000  1,911,675
MEDIA & LEISURE - 0.0%
BROADCASTING - 0.0%
Home Shopping Network, Inc.
 5 7/8%, 3/1/06 (c) B-  445,000  478,375
Jacor Communications, Inc.
 liquid yield option notes
 0%, 6/12/11 B3  302,000  135,523
TOTAL MEDIA & LEISURE   613,898
RETAIL & WHOLESALE - 0.0%
APPAREL STORES - 0.0%
Charming Shoppes, Inc.
 7 1/2%, 7/15/06 B2  395,000  383,150
TECHNOLOGY - 0.1%
ELECTRONICS - 0.1%
National Semiconductor Corp.
 6 1/2%, 10/1/02 (c) Ba2  1,655,000  1,630,175
TOTAL CONVERTIBLE BONDS
 (Cost $6,587,222)   7,177,328
U.S. TREASURY OBLIGATIONS - 4.7%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
U.S. Treasury Bill, yields at date
 of purchase 5.34%, 3/6/97 - $ 250,000 $ 247,825
7 1/4%, 2/15/23 Aaa  6,300,000  6,577,578
6 1/4%, 8/15/23 Aaa  22,100,000  20,718,750
7 1/2%, 11/15/24 Aaa  5,690,000  6,223,438
7 5/8%, 2/15/25 Aaa  39,000,000  43,320,420
6 7/8%, 8/15/25 Aaa  7,000,000  7,137,830
6%, 2/15/26 Aaa  13,000,000  11,832,080
6 3/4%, 8/15/26 Aaa  16,000,000  16,120,000
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $112,387,712)   112,177,921
CASH EQUIVALENTS - 5.8%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations) in a joint
 trading account at 6.75%, dated
 12/31/96 due 1/2/97  $ 137,218,438  137,167,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $2,039,515,226) $  2,362,118,555
CURRENCY ABBREVIATIONS
CAD - Canadian dollar
LEGEND
(a) Non-income producing
(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,774,672 or 0.3% of net assets.
(d) Purchased on an installment basis. Market value reflects only those payments made through December 31, 1996. The remaining installment for Falconbridge Ltd., aggregating CAD 776,150 is due January 31, 1997. The remaining installment for Petro-Canada, aggregating CAD 642,175 is due March 24, 1997.
(e) An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Cutter & Buck, Inc.  $ 39,000 $ - $ - $ 3,255,000
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $3,728,210,661 and $2,494,655,085, respectively, of which U.S. government and government agency obligations aggregated $139,603,569 and $109,833,563, respectively.
The market value of futures contracts opened and closed during the period amounted to $83,367,121 and $82,962,684, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $1,028,246 for the period (see Note 4 of Notes to Financial Statements).
INCOME TAX INFORMATION
At December 31, 1996, the aggregate cost of investment securities for income tax purposes was $2,046,267,190. Net unrealized appreciation aggregated $315,851,365, of which $341,028,736 related to appreciated investment securities and $25,177,371 related to depreciated investment securities.
The fund hereby designates approximately $13,087,000 as a capital gain dividend for the purpose of the dividend paid deduction.
VARIABLE INSURANCE PRODUCTS FUND II: CONTRAFUND PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES



 DECEMBER 31, 1996

ASSETS

Investment in securities, at value (including repurchase agreements of $137,167,000) (cost $2,039,515,226)        $ 2,362,118,555
-
See accompanying schedule

Cash                                                                                                              266,665

Receivable for investments sold                                                                                   17,594,993

Receivable for fund shares sold                                                                                   17,326,528

Dividends receivable                                                                                               1,963,857

Interest receivable                                                                                                2,844,453

 TOTAL ASSETS                                                                                                      2,402,115,051

LIABILITIES

Payable for investments purchased                                                                  $ 5,325,350

Payable for fund shares redeemed                                                                    1,294,444

Accrued management fee                                                                               1,164,508

Other payables and                                                                                   227,690
accrued expenses

 TOTAL LIABILITIES                                                                                                 8,011,992

NET ASSETS                                                                                                        $ 2,394,103,059

Net Assets consist of:

Paid in capital                                                                                                   $ 2,002,049,755

Undistributed net investment income                                                                              20,976,837

Accumulated undistributed net realized gain (loss) on investments and foreign                                    48,472,815
currency transactions

Net unrealized appreciation (depreciation) on investments                                                        322,603,652
and assets and liabilities in foreign currencies

NET ASSETS, for 144,559,967 shares outstanding                                                                   $ 2,394,103,059

NET ASSET VALUE, offering price                                                                                   $16.56
and redemption price per
share ($2,394,103,059 (divided by) 144,559,967 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME                                                                 $ 18,426,701
Dividends

Interest                                                                           13,714,953

 TOTAL INCOME                                                                      32,141,654

EXPENSES

Management fee                                                     $ 9,539,179

Transfer agent fees                                                 1,141,270

Accounting fees and expenses                                        622,337

Non-interested trustees' compensation                               7,709

Custodian fees and expenses                                         324,660

Registration fees                                                   3,486

Audit                                                               42,110

Legal                                                               7,818

Miscellaneous                                                       3,876

 Total expenses before reductions                                   11,692,445

 Expense reductions                                                 (527,628       11,164,817
                                                                   )

NET INVESTMENT INCOME                                                              20,976,837

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                              49,545,658

 Foreign currency transactions                                      (139,799
                                                                   )

 Futures contracts                                                  (404,437       49,001,422
                                                                   )

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                              254,150,260

 Assets and liabilities in                                          293            254,150,553
 foreign currencies

NET GAIN (LOSS)                                                                    303,151,975

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   $ 324,128,812

OTHER INFORMATION                                                                 $ 516,935
 Expense reductions
 Directed brokerage arrangements

  Custodian interest credits                                                       10,693

                                                                                  $ 527,628


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   YEAR ENDED     JANUARY 3, 1995
                                    DECEMBER 31,   (COMMENCEMENT
                                    1996           OF OPERATIONS) TO
                                                   DECEMBER 31,
                                                   1995




Operations                                                                                       $ 20,976,837      $ 4,056,021
Net investment income

 Net realized gain (loss)                                                                        49,001,422        16,037,745

 Change in net unrealized appreciation (depreciation)                                            254,150,553       68,453,099

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  324,128,812       88,546,865

Distributions to shareholders                                                                      -                 (3,710,433)
From net investment income

 From net realized gain                                                                           (9,296,351)       (7,420,866)

 TOTAL DISTRIBUTIONS                                                                               (9,296,351)       (11,131,299)

Share transactions                                                                                 1,380,209,873     806,897,529
Net proceeds from sales of shares

 Reinvestment of distributions                                                                     9,296,351         11,131,299

 Cost of shares redeemed                                                                           (187,235,370)     (18,444,650)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                           1,202,270,854     799,584,178

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                          1,517,103,315     876,999,744

NET ASSETS

 Beginning of period                                                                               876,999,744       -

 End of period (including undistributed net investment income of $20,976,837 and $275,151,
respectively)                                                                                     $ 2,394,103,059   $ 876,999,744

OTHER INFORMATION
Shares

 Sold                                                                                              92,660,951        64,153,925

 Issued in reinvestment of distributions                                                           674,626           816,078

 Redeemed                                                                                         (12,369,121)      (1,376,492)

 Net increase (decrease)                                                                          80,966,456        63,593,511



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
                          YEAR ENDED                 JANUARY 3, 1995
                          DECEMBER 31,               (COMMENCEMENT
                          1996                       OF OPERATIONS) TO
                                                     DECEMBER 31,
                                                     1995

SELECTED PER-SHARE DATA




Net asset value, beginning of period                               $ 13.79       $ 10.00

Income from Investment Operations

 Net investment income                                             .14           .06

 Net realized and unrealized gain (loss)                           2.76          3.91

 Total from investment operations                                  2.90          3.97



Less Distributions

 From net investment income                                        -             (.06)

 From net realized gain                                            (.13)         (.12)

 Total distributions                                               (.13)         (.18)

Net asset value, end of period                                     $ 16.56       $ 13.79

TOTAL RETURN A                                                     21.22%        39.72%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                            $ 2,394,103   $ 877,000

Ratio of expenses to average net assets                            .74%          .72%

Ratio of expenses to average net assets after expense reductions   .71% B        .72%

Ratio of net investment income to average net assets               1.33%         1.07%

Portfolio turnover rate                                            178%          132%

Average commission rate C                                          $ .0343

A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE
COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE
TOTAL RETURNS
SHOWN. B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S
EXPENSES (SEE NOTE 5 OF
NOTES TO FINANCIAL STATEMENTS). C FOR FISCAL YEARS BEGINNING ON OR
AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE
COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS
AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON
THE MIX OF TRADES EXECUTED
IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE
STRUCTURES MAY DIFFER.


NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Contrafund Portfolio (the fund) is a fund of Variable Insurance Products Fund II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, non-taxable dividends and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market and to fluctuations in interest rates and currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Information regarding purchases and sales of securities (other than short-term securities) and the market value of futures contracts opened and closed, is included under the caption "Other Information" at the end of the fund's schedule of investments.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annual rate of .61% of average net assets.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .07% of average net assets.
ACCOUNTING FEES. Fidelity Service Co. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of 1.00% of average net assets.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. In addition, the fund has entered into an arrangement with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses.
For the period, the reduction under these arrangements are shown under the caption "Other Information" on the fund's Statement of Operations.
6. BENEFICIAL INTEREST.
At the end of the period, Fidelity Investment Life Insurance Company (FILI) and its subsidiaries, affiliates of FMR, were the record owners of approximately 38% of the outstanding shares of the fund. In addition, one unaffiliated insurance company was record owner of 10% or more of the total outstanding shares of the fund, totaling 23%.
7. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included under the caption "Legend" at the end of the fund's schedule of investments.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Variable Insurance Products Fund II and the Shareholders of Contrafund Portfolio:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments (except for Moody's and Standard & Poor's ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Contrafund Portfolio (a fund of Variable Insurance Products Fund II) at December 31, 1996, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Contrafund Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.
PRICE WATERHOUSE LLP
Boston, Massachusetts
February 10, 1997
DISTRIBUTIONS


The Board of Trustees of Contrafund Portfolio voted to pay on February 7, 1997, to shareholders of record at the opening of business on February 7, 1997, a distribution of $.37 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.14 per share from net investment income.




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc.,
 London, England
Fidelity Management & Research (Far East) Inc.,
 Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
William J. Hayes, VICE PRESIDENT
Robert A. Lawrence, VICE PRESIDENT
William Danoff, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
Robert H. Morrison, MANAGER, SECURITY TRANSACTIONS
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Co.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co., Boston, MA

(2_FIDELITY_LOGOS)
VARIABLE INSURANCE PRODUCTS
FUND II: ASSET MANAGER: GROWTH PORTFOLIO
ANNUAL REPORT
DECEMBER 31, 1996
CONTENTS



MARKET ENVIRONMENT                       3    A review of what happened in world markets
                                              during the last year.

PERFORMANCE                              4    How the fund has done over time.

FUND TALK                                5    The managers' review of fund performance, strategy
                                              and outlook.

ADDITIONAL INTERVIEW ON POLICY CHANGES   7    A discussion of recent changes to
                                              VIP II: Asset Manager: Growth

INVESTMENTS                              8    A complete list of the fund's investments with their
                                              market values.

FINANCIAL STATEMENTS                     17   Statements of assets and liabilities, operations, and
                                              changes in net assets, as well as financial highlights.

NOTES                                    19   Notes to the financial statements.

REPORT OF INDEPENDENT ACCOUNTANTS        21   The auditors' opinion.

DISTRIBUTIONS                            22



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED
BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
MARKET ENVIRONMENT


Most stock and bond markets posted positive returns in 1996, aided by moderate growth and low inflation. Sustained corporate earnings growth and a favorable interest rate environment also proved beneficial. Japan, however, was the major exception as an underperforming stock market and a weak yen undermined returns for U.S.-based investors. The strongest gains came from the often-volatile emerging bond markets in 1996, while performance of the bond markets of developed countries was mixed.
U.S. STOCK MARKETS
The Standard & Poor's 500 Index - a broad measure of U.S. stock market performance - rose 22.96% for the 12 months that ended December 31, 1996, well above the index's long-term average annual return of about 12%. The Russell 2000 Index - a measure of small stock performance - rose 16.49%. The Dow Jones Industrial Average - an index of 30 blue-chip stocks - posted a return of 28.70%, closing above 6500 for the first time in November.
The U.S. stock market spent much of the past year breaking price and trading volume records. Solid corporate earnings reports, large cash inflows into mutual funds, widespread optimism and a generally favorable interest rate environment propelled share prices higher. Large-capitalization stocks thrived as investors sought their lower volatility and higher degree of liquidity over smaller-cap stocks in an environment where it was sometimes difficult to discern the health of the economy.
Most industry sectors experienced positive, if not strong performance. At mid-year, technology stocks suffered from a sell-off sparked by fears that company earnings were weakening. Nevertheless, this sector proved to be the strongest in the U.S. market in 1996. Earnings surprises and positive earnings projections were the main drivers of solid performance, especially among semiconductor manufacturers, companies that make disk drives and monitors, and software firms. Even though consensus estimates pointed toward increases in short-term interest rates by the Fed, financial stocks
- usually sensitive to changes in interest rates - shrugged off this concern and posted solid performance based on low interest rates and positive business prospects. Energy stocks reaped the benefits of higher-than-expected energy prices, which resulted in part from the delayed re-entry of Iraq into the world market. Uncertainty over the direction of the economy benefited consumer nondurables - such as food, beverage and tobacco companies - health care and traditional big-name growth stocks, as these companies tend to post steady earnings growth in many economic environments.
Utilities stocks struggled in 1996 for two reasons. First, and most important, uncertainty over the direction and form of deregulation in the sector tended to diminish investor interest. Second, stocks in the sector tend to move in concert with bonds, which lagged due to periodic inflation fears and confusing economic signals. Stocks in the telecommunications field especially were affected by uncertainty over legislation signed into law in February 1996. Biotechnology issues had a hard time recovering from a correction in stock prices from overvalued levels that they experienced earlier in 1996. Cyclical stocks - those that usually rise and fall with the economy - posted mixed results that largely depended on the outlook for companies in the specific sector rather than the direction of the economy. FOREIGN STOCK MARKETS
Foreign stock markets posted mixed results in 1996. The Morgan Stanley Capital International (MSCI) EAFE Index - which measures stock performance in Europe, Australia and the Far East - returned 6.05% in 1996. Europe posted the most consistently strong equity markets due to stronger economic growth, lower interest rates, higher corporate earnings, the relative weakness of the continent's major currencies and a new emphasis on shareholder friendliness by many of the region's corporations. The MSCI Europe Index was up 21.09% in 1996. The Japanese stock market underperformed on the weakness of the economic recovery and the uncertainty for any substantial economic reform. The Tokyo Stock Exchange TOPIX Total Return Index was off 16.26%. Emerging market equity performance ran the gamut from negative to positive, with the MSCI Emerging Markets Free Index returning 6.03% for 1996. While Hong Kong was a top performer - benefiting from the rising value of the property sector, solid economic growth and stable interest rates - other Asian markets posted mixed returns as concerns rose over declining export growth in the region. Latin America enjoyed a strong first half, but faded toward the end of 1996 due to low domestic savings rates and inefficient governments, among other factors. U.S. BOND MARKETS
Uncertainty over the direction of the economy led to mixed performance in U.S. bond markets in 1996. For the year, the Lehman Brothers Aggregate Bond Index - a broad measure of the performance of the U.S. taxable bond market
- posted a total return of 3.63%. Stronger-than-expected economic signals rattled the bond market in the early spring. Investors spent most of the summer anticipating a short-term interest rate increase by the Federal Reserve Board. However, the Fed neither raised nor lowered rates through the end of 1996. Interest rates responded to the Fed's inaction by falling during much of October and November. In December, though, bond prices dropped due to inflation concerns, stronger-than-expected economic data and comments by Fed Chairman Alan Greenspan that the stock markets may be overvalued.
FOREIGN BOND MARKETS
While low inflation and moderate growth helped provide a positive backdrop for most bond markets in 1996, performance in overseas bond markets was mixed. The Salomon Brothers World Government Bond Index - a measure of government bond market performance in developed nations - returned 3.62% for the 12 months that ended December 31, 1996. In Europe, focus centered on the continuing progress toward the European Monetary Union (EMU). Attractive opportunities arose as countries worked to meet the requirements for joining the EMU. However, Germany and Japan - two of the larger components of the Salomon Brothers World Government Bond Index - experienced currency problems that hurt returns. In stark contrast to the developed world, the often-volatile emerging debt markets enjoyed a particularly strong year, helped by inflows of foreign capital, low interest rates and the implementation of country-specific reforms - especially in Latin America. The J.P. Morgan Emerging Markets Bond Index - of which Latin America is a large component - posted a return of 34.16% during the period.
VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER: GROWTH PORTFOLIO PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIOD ENDED DECEMBER 31, 1996    PAST 1   LIFE OF
                                  YEAR     FUND

Asset Manager: Growth             20.04%   21.56%

S&P 500 (registered trademark)    22.96%   30.11%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. You can compare the fund's return to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how
it will do tomorrow. The stock market, for example,
has a history of growth in the long run and volatility
in the short run. In turn, the share price and return
of a fund that invests in stocks will vary. That
means if you sell your shares during a market
downturn, you might lose money. But if you can
ride out the market's ups and downs, you may
have a gain.
(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995.
If Fidelity had not reimbursed certain fund expenses, the life of fund total return figure would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURN WOULD HAVE BEEN LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960930 19961009 151627 S00000000000001
             Asset Manager:Growt         S&P500    Fid. Aggr.Asset. Alloc.
             00159                       SP001     F0022
  1995/01/31      10000.00                    10000.00
10000.00
  1995/02/28      10149.70                    10389.70
10319.41
  1995/03/31      10289.42                    10696.30
10539.38
  1995/04/30      10558.88                    11011.31
10785.08
  1995/05/31      10708.58                    11451.43
11198.64
  1995/06/30      11137.72                    11717.44
11396.90
  1995/07/31      11546.91                    12106.00
11632.64
  1995/08/31      12065.87                    12136.38
11694.83
  1995/09/30      12245.51                    12648.54
12051.93
  1995/10/31      11776.45                    12603.38
12082.78
  1995/11/30      11986.03                    13156.67
12486.40
  1995/12/31      12277.71                    13410.07
12699.16
  1996/01/31      12569.78                    13866.55
13007.00
  1996/02/29      12613.39                    13995.09
13008.05
  1996/03/31      12840.37                    14129.86
13058.25
  1996/04/30      13143.01                    14338.14
13160.97
  1996/05/31      13348.36                    14707.92
13378.10
  1996/06/30      13402.41                    14763.95
13465.02
  1996/07/31      13067.35                    14111.68
13090.93
  1996/08/31      13164.62                    14409.30
13265.02
  1996/09/30      13705.04                    15220.25
13818.40
  1996/10/31      14104.95                    15640.03
14160.36
  1996/11/30      15023.67                    16822.26
14932.58
  1996/12/31      14737.79                    16489.01
14697.36
IMATRL PRASUN   SHR__CHT 19960930 19961009 151629 R00000000000123











Let's say hypothetically that $10,000 was invested in Asset Manager: Growth Portfolio on January 31, 1995, shortly after the fund began. As the chart shows, by December 31, 1996, the value of the investment would have grown to $14,738 - a 47.38% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the S&P 500 would have grown to $16,489 over the same period - a 64.89% increase.
You can also look at how the Fidelity Aggressive Asset Allocation Composite Index, a hypothetical combination of unmanaged indices, did over the same period. The Aggressive Asset Allocation Composite index combines the cumulative total returns of three unmanaged indexes - the S&P 500 (64.89%), Lehman Brothers Aggregate Bond Index (20.39%), and the Salomon Brothers 3-month T-Bill Total Rate of Return Index (10.78%) - according to the fund's neutral mix*, assuming monthly rebalancing. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $14,697 - a 46.97% increase.
* 70% STOCKS, 25% BONDS AND 5% SHORT-TERM INSTRUMENTS EFFECTIVE JANUARY 1, 1997; 65%, 30% AND 5%, RESPECTIVELY, PRIOR TO DECEMBER 31, 1996.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF DECEMBER 31, 1996
                                        % OF FUND'S
                                        INVESTMENTS

Philip Morris Companies, Inc.           6.6

Federal National Mortgage Association   6.2

General Motors Corp.                    3.5

International Business Machines Corp.   2.8

Compaq Computer Corp.                   2.4

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1996
(STOCKS ONLY)   % OF FUND'S
                INVESTMENTS

Finance         14.3

Technology      12.0

Nondurables     7.7

Utilities       5.8

Durables        5.7

ASSET ALLOCATION AS OF DECEMBER 31, 1996*
Row: 1, Col: 1, Value: 8.9
Row: 1, Col: 2, Value: 22.5
Row: 1, Col: 3, Value: 68.59999999999999
Stocks  68.6%
Bonds  22.5%
Short-term investments 8.9%
FOREIGN INVESTMENTS  9.2%
*
% OF FUND'S INVESTMENTS
VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER: GROWTH PORTFOLIO FUND TALK: THE MANAGERS' OVERVIEW



An interview with Richard Habermann (center), Portfolio Manager of VIP II:
Asset Manager: Growth, as well as George Vanderheiden (left) and Michael Gray, sub-managers for stocks and bonds, respectively
Q. HOW DID THE FUND PERFORM, DICK?
D.H. Pretty well. For most of the past year - when the stock market was quite strong and bonds posted mixed results - the fund nearly performed in line with the broad stock market. For the 12 months that ended December 31, 1996, the Standard & Poor's 500 Index posted a return of 22.96%. The fund benefited most from the performance of its equity investments, a result of restructuring of the portfolio after a management change in March.
Q. WHAT WAS THE NATURE OF THIS REPOSITIONING?
D.H. On the equity side, we emphasized large-capitalization stocks whose dividend yields were slightly higher than that of the market. This approach helped the fund, as stocks in this area were among the best performing asset classes in 1996. We focused the fund's bond investments on investment-grade, dollar-denominated securities, and brought the bond portfolio's duration - its sensitivity to changes in interest rates - in line with the bond market average as represented by the Lehman Brothers Aggregate Index.
Q. WHAT WAS THE FUND'S ASSET MIX AT THE END OF THE PERIOD?
D.H. The fund had about 69% in stocks, 22% in bonds and 9% in short-term money-market securities. This asset allocation is fairly close to the new neutral mix we have developed for the fund. For more information on that policy change, shareholders should refer to the additional interview that follows in this report.
Q. CAN YOU GIVE US SOME DETAILS ON YOUR ASSET ALLOCATION STRATEGY OVER THE PAST SIX MONTHS?
D.H. We've maintained a fairly consistent weighting in stocks over that period, a position that has helped the fund because stocks performed so well. Investors bid up stock prices in July after finding that some negative corporate earnings reports were not indicative of the state of the overall market. Through the last three months of the year, stocks continued to do well, spurred by a benign economic and interest rate environment. Federal Reserve Board Chairman Alan Greenspan's comments about the market's exuberance caused some short-term volatility in December, but the stock market rebounded fairly quickly. The fixed-income component was increased at times, as we bought bonds when they became undervalued during periods of market duress. At those times, the market was spooked by stronger-than-expected economic data that was considered to be a signal of inflation. Bond investors fear inflation because it erodes the value of a bond's fixed payments. We bought more investment-grade bonds when their prices fell and their yields rose in response to the economic data. Therefore, we were able to lock in higher yields on our new fixed-income investments. When yields subsequently fell, the value of the fixed-income investments we purchased earlier increased.
Q. TURNING TO YOU, GEORGE, WHAT STOCK-PICKING STRATEGIES HAVE YOU PURSUED? G.V. I've sought to minimize the risk in the stock holdings because I considered stock market valuations to be high on a historical basis. As a result, I've pursued two strategies - growth at a reasonable price and vulture investing. I have always felt the most prudent way to buy growth stocks is to get as much total return, meaning stock appreciation plus dividend yield, for as small a price as possible. The price you pay for a growth stock is reflected in its price-to-earnings ratio, or how much times earnings the market thinks that stock is worth. To give an example, both Philip Morris and Coca-Cola are growth stocks with each having grown its earnings per share at an 18% growth rate over the past 10 years. Assuming they can sustain similar growth rates in the future, Philip Morris would have a higher total return because its dividend yield is 5%, whereas Coke's is 1%. But look at what the market was paying for each stock's total return at the beginning of October. Coke was at around $51 and the consensus estimate for its earnings per share was $1.40 for 1996, thereby producing a price-to-earnings ratio of 36 times. Philip Morris, on the other hand, was at $93 with a consensus earnings-per-share estimate of $7.70 for 1996, thereby producing a price-to-earnings ratio of 12 times. Litigation concerns have been dragging down Philip Morris' ratio, but these worries have been around for 15 years and this was the biggest gap between the two companies' price-to-earnings ratios. That's why I invested in Philip Morris and not Coca-Cola.
Q. WHAT DO YOU MEAN BY VULTURE INVESTING?
G.V. Occasionally bad things happen to good stocks. Quality growth stocks may stumble temporarily due to new product introductions, too much inventory or manufacturing problems that cause a disappointment in quarterly earnings. If these are truly temporary occurrences, they can be wonderful opportunities to buy a stock or sector when prices are down. For example, in January 1996, Intel's price had dropped to $50 from $75 months before as concerns developed over its receivables with Packard Bell. Nine months later the stock had increased substantially. Buying a sector with good long-term fundamentals after it has suffered a big decline can mitigate risk and enhance the ultimate upside gain. However, it does require patience.
Q. MICHAEL, WHERE HAVE YOU FOUND OPPORTUNITIES IN THE BOND PORTFOLIO?
M.G. I've increased the fund's investments in bonds that offered a yield advantage over Treasuries - agency issues, mortgage-backed securities and corporate bonds.
Q. WHAT MADE CORPORATE BONDS MORE ATTRACTIVE?
M.G. As Dick said, they became more attractive earlier in the period. In addition, for most of the period, the fundamental outlook for corporations was favorable. That is, business prospects appeared to improve. The best indicator of a favorable corporate environment has been a strong stock market. This strength showed that corporations were doing well and that investors were comfortable with prospects as they drove up stock prices. Part of that optimism was a function of the economic environment, which has been fairly positive. Despite the bond market's inflation fears in the spring, the economy looked as if it was growing, while inflation remained under control. Moderate growth with low inflation is a good recipe for corporations. In addition, there was a limited supply of new corporate issues, along with fairly strong demand. Many investors were looking for added yield, and there wasn't much to buy in the way of corporate bonds. This backdrop helped corporate bonds post strong price gains on a relative basis.
Q. WERE THERE OTHER TYPES OF BONDS THAT WERE ATTRACTIVE TO YOU?
M.G. I was attracted to Yankee bonds. These are dollar-denominated bonds issued in the U.S. by foreign banks, governments and corporations. They tend to trade more cheaply than other bonds with similar credit ratings and often don't drop in price as quickly as corporate bonds when bad news affects the issuer.
Q. WHAT KINDS OF MORTGAGE-BACKED SECURITIES DID YOU FAVOR?
M.G. When rates rose earlier in the period, I bought mortgage-backed securities that were selling at a discount. In general I sought securities that I thought would be less susceptible to changes in interest rates than other choices in the mortgage-backed sector. Mortgage-backed securities tend not to perform well if rates go up or down sharply, so I looked for those bonds that by the nature of their structure would be less sensitive to interest rate changes. Those securities tended to be in 15-year and 30-year mortgages that were selling at a discount.
Q. TURNING BACK TO YOU, DICK, WHAT'S YOUR OUTLOOK?
D.H. Twice this year, there has been real excitement in the stock market, in July and December. Both occasions were related to concerns about earnings. Going forward, I think we'll find more risk in the markets. Sometimes people tend to forget that stocks, most importantly, are stocks of COMPANIES. So what we've been trying to do is to spend a lot of time listening to companies and trying to get a sense of what's going on. There might be a pick-up in the economy to sustain earnings, but in the short term, earnings disappointments will hit a stock hard. The stocks and markets that have done poorly are those that haven't met expectations. If the low-interest, low-inflation environment continues, earnings will be more crucial. That is, because of lower interest rates, there will be more of a reaction when earnings don't meet expectations. In addition, stock prices will be more sensitive to any changes in interest rates. As for fixed-income, we'll continue to keep an eye on the strength of the economy and to look for value in the various sectors of the market.

NOTE TO SHAREHOLDERS: Charles Morrison became sub-manager for bonds on February 3,1997, after the period ended.


FUND FACTS
GOAL: maximum total return over the long term by allocating assets among stocks, bonds and short-term instruments anywhere in the world
START DATE: January 3, 1995
SIZE: as of December 31, 1996, more than $253 million
MANAGER: Richard Habermann, since March
1996; joined Fidelity in 1968
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER: GROWTH PORTFOLIO ADDITIONAL INTERVIEW ON POLICY CHANGES


NOTE TO SHAREHOLDERS: Beginning on December 1, 1996, Asset Manager: Growth Portfolio's neutral mix of investments changed, and there was a change in how bonds and short-term instruments are classified. In the following additional interview segment, Portfolio Manager Dick Habermann discusses these changes.
Q. WE UNDERSTAND THAT THE FUND'S NEUTRAL ALLOCATION PERCENTAGES CHANGED. CAN YOU EXPLAIN?
A. Yes. Asset Manager: Growth's neutral mix - which represents how the fund's investments are allocated, on average, over the long term - was 65% stocks, 30% bonds and 5% short-term instruments. Under a new policy approved by the fund's Board of Trustees, the neutral mix is now 70% stocks, 25% bonds and 5% short-term/money market. As always, this mix will vary over short-term periods as fund management makes gradual adjustments to the portfolio's holdings - within defined ranges - based on the current outlook for the different markets. The neutral mix is designed to establish a general direction for the fund and communicate the expected posture of the fund going forward.
Q. WHAT DO THESE CHANGES MEAN?
A. The most significant impact of the changes is a 5% increase in the fund's equity allocation at the expense of the bond component. The other changes to the bond and short-term classes are mainly a redefinition of the dividing line of short-term securities and longer-term bonds.
Q. SO YOU ALSO CHANGED THE DEFINITION OF "SHORT-TERM" FOR THE PURPOSES OF HOW THE FUND LOOKS AT ITS ALLOCATIONS . . .
A. The short-term asset class in the fund included all bonds and short-term instruments with maturities of three years or less. Under our new definition, we now generally move securities with one to three years remaining maturity into the bond class, leaving shorter-term instruments in a newly named "short-term/money market" class. In addition to redefining the bond and short-term classes, we also assigned a manager to the short-term/money market part of the fund: John Todd, a veteran manager in our money market fund group who has been with Fidelity since 1981.
Q. WHY DID YOU MAKE THESE CHANGES?
A. With the changes in the management structure, we thought it was a good time to reassess the neutral mix based on what we learned since we launched the first Asset Manager fund in 1988. One thing we found is that stocks have continued to provide superior returns relative to both intermediate and long term bonds. At the same time, the volatility of stocks and bonds by some measures has been converging. Based on this comparison and other factors we evaluated, we believe the fund can modestly increase its allocation to equities and thus its potential return without unduly affecting its volatility.
Shareholders should remember that these allocations simply represent a neutral mix. Because the fund is actively managed, allocations will change based on the market environment. The allocation ranges for each asset class have been modified to accommodate the change in the neutral mix.
Q. AND WHY DID YOU REDEFINE THE SHORT-TERM CLASS AND ASSIGN A SUB-PORTFOLIO MANAGER?
A. We believe that actively managing the short-term part of the portfolio more like a money market fund will help to make this category more stable. Additionally, this redefinition is in line with the way Fidelity looks at fixed-income asset classes across our funds.
Q. WILL THESE CHANGES HAVE ANY IMPACT ON THE LEVEL OF FOREIGN SECURITIES HELD IN THE FUND?
A. Because part of the fund's goal is to produce high total return over the long-term through diversification, foreign investments will continue to play a role in the fund. However, we are more likely to seek investment opportunities first in domestic markets.
Q. HOW HAVE YOU BROUGHT THE FUND IN LINE WITH THE NEW POLICIES?
A. We have been making gradual changes, so that at the start of 1997, the fund's neutral allocation mix and holdings are where we want them. Shareholders should keep in mind that we're continually fine-tuning the fund within its prospectus parameters to achieve the best risk-reward ratio, so making changes over the next month won't be unusual.
VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER: GROWTH PORTFOLIO INVESTMENTS DECEMBER 31, 1996

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 68.3%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 1.0%
AEROSPACE & DEFENSE - 0.5%
Boeing Co.   9,800 $ 1,042,475
Gulfstream Aerospace Corp. (a)  5,000  121,250
  1,163,725
DEFENSE ELECTRONICS - 0.5%
Raytheon Co.   26,900  1,294,563
TOTAL AEROSPACE & DEFENSE   2,458,288
BASIC INDUSTRIES - 3.2%
CHEMICALS & PLASTICS - 2.2%
Air Products & Chemicals, Inc.   6,500  449,313
du Pont (E.I.) de Nemours & Co.   36,100  3,406,938
Raychem Corp.   10,100  809,263
Union Carbide Corp.   19,800  809,325
  5,474,839
METALS & MINING - 0.1%
Reynolds Metals Co.   3,400  191,675
PACKAGING & CONTAINERS - 0.1%
Owens-Illinois, Inc. (a)  2,200  50,050
Tupperware Corp.   4,400  235,950
  286,000
PAPER & FOREST PRODUCTS - 0.8%
Boise Cascade Corp.   13,500  428,625
Champion International Corp.   21,700  938,525
International Paper Co.   11,400  460,275
Temple-Inland, Inc.   2,700  146,138
Willamette Industries, Inc.   2,500  174,063
  2,147,626
TOTAL BASIC INDUSTRIES   8,100,140
CONSTRUCTION & REAL ESTATE - 0.9%
CONSTRUCTION - 0.7%
Centex Corp.   10,900  410,113
DR Horton, Inc.  32,900  357,788
Fleetwood Enterprises, Inc.   29,933  823,158
Kaufman & Broad Home Corp.   15,700  202,138
Lennar Corp.   500  13,625
U.S. Home Corp. (a)  1,700  44,200
  1,851,022
ENGINEERING - 0.2%
Fluor Corp.   7,000  439,250
TOTAL CONSTRUCTION & REAL ESTATE   2,290,272
DURABLES - 5.7%
AUTOS, TIRES, & ACCESSORIES - 5.4%
Cummins Engine Co., Inc.   7,600  349,600
Dana Corp.   8,300  270,788
Discount Auto Parts, Inc. (a)  5,100  119,213
Federal-Mogul Corp.   11,600  255,200
General Motors Corp.   161,200  8,986,900
Goodyear Tire & Rubber Co.   5,100  262,013
Honda Motor Co. Ltd.   21,000  599,483
Magna International, Inc. Class A  28,700  1,596,364
Superior Industries International, Inc.   22,500  520,313
Volvo AB Class B  35,900  788,792
  13,748,666
CONSUMER ELECTRONICS - 0.2%
Newell Co.   10,600  333,900
Whirlpool Corp.   2,200  102,575
  436,475

 SHARES VALUE (NOTE 1)
TEXTILES & APPAREL - 0.1%
Burlington Industries, Inc. (a)  31,000 $ 341,000
TOTAL DURABLES   14,526,141
ENERGY - 5.6%
ENERGY SERVICES - 0.1%
McDermott International, Inc.   22,200  369,075
OIL & GAS - 5.5%
Amerada Hess Corp.   10,400  601,900
Anadarko Petroleum Corp.   1,500  97,125
Atlantic Richfield Co.   14,300  1,894,750
British Petroleum PLC ADR  13,702  1,937,120
Burlington Resources, Inc.   23,100  1,163,663
Canada Occidental Petroleum Ltd.   20,100  323,307
Elf Aquitaine SA sponsored ADR  5,400  244,350
Enron Oil & Gas Co.   1,600  40,400
Fortune Petroleum Corp. (warrants)(a)  100,000  175,000
Kerr-McGee Corp.   5,000  360,000
Louisiana Land & Exploration Co.   17,700  949,163
Noble Affiliates, Inc.   2,300  110,113
Occidental Petroleum Corp.   15,500  362,313
Royal Dutch Petroleum Co.:
 Ord.   800  140,207
 ADR  19,100  3,261,325
Santa Fe Energy Resources, Inc. (a)  15,800  219,225
Sun Co., Inc.   15,100  368,063
Tosco Corp.   16,500  1,305,563
Total SA:
 Class B  920  74,805
 sponsored ADR  8,065  324,616
Ultramar Diamond Shamrock Corp.   600  18,975
Union Pacific Resources Group, Inc.   4,200  122,850
  14,094,833
TOTAL ENERGY   14,463,908
FINANCE - 14.3%
BANKS - 1.4%
Canadian Imperial Bank of Commerce  2,000  88,193
Fleet Financial Group, Inc.   53,900  2,688,263
NationsBank Corp.   4,200  410,550
State Street Boston Corp.   4,600  296,700
  3,483,706
CLOSED END INVESTMENT COMPANY - 0.1%
First NIS Regional Fund (a)  25,000  275,000
CREDIT & OTHER FINANCE - 0.1%
Transamerica Corp.   1,700  134,300
FEDERAL SPONSORED CREDIT - 8.4%
Federal Home Loan Mortgage
 Corporation  52,100  5,737,513
Federal National Mortgage Association  426,500  15,887,125
  21,624,638
INSURANCE - 3.8%
AFLAC, Inc.   8,500  363,375
Allmerica Financial Corp.   11,800  395,300
Allstate Corp.   47,200  2,731,700
American International Group, Inc.   20,300  2,197,475
CIGNA Corp.   1,100  150,288
Equitable of Iowa Companies  1,300  59,638
General Re Corp.   9,600  1,514,400
Loews Corp.   2,100  197,925
MGIC Investment Corp.   2,500  190,000
Provident Companies, Inc.   900  43,538
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
INSURANCE - CONTINUED
Providian Corp.   19,600 $ 1,006,950
Reliastar Financial Corp.   1,600  92,400
Torchmark Corp.   12,000  606,000
Travelers/Aetna Property Casualty Corp.
 Class A  3,000  106,125
UNUM Corp.   1,100  79,475
  9,734,589
SAVINGS & LOANS - 0.3%
Golden West Financial Corp.   12,400  782,750
SECURITIES INDUSTRY - 0.2%
United Asset Management Corp.   22,500  599,063
TOTAL FINANCE   36,634,046
HEALTH - 3.8%
DRUGS & PHARMACEUTICALS - 0.9%
Astra AB Class A Free shares  18,600  915,112
Novartis AG (Reg.)  400  457,100
Pharmacia & Upjohn, Inc.   1,400  55,475
Schering-Plough Corp.   13,700  887,075
  2,314,762
MEDICAL EQUIPMENT & SUPPLIES - 0.2%
Allegiance Corp.   1,760  48,620
Baxter International, Inc.   3,200  131,200
Biomet, Inc.   20,500  310,063
  489,883
MEDICAL FACILITIES MANAGEMENT - 2.7%
Columbia/HCA Healthcare Corp.   145,050  5,910,788
Humana, Inc. (a)   20,600  393,975
Tenet Healthcare Corp. (a)   22,300  487,813
United HealthCare Corp.   5,200  234,000
  7,026,576
TOTAL HEALTH   9,831,221
HOLDING COMPANIES - 0.1%
U.S. Industries, Inc.  6,900  236,700
INDUSTRIAL MACHINERY & EQUIPMENT - 1.5%
ELECTRICAL EQUIPMENT - 0.7%
Emerson Electric Co.   2,500  241,875
General Electric Co.   9,800  968,975
Scientific-Atlanta, Inc.   11,500  172,500
Sensormatic Electronics Corp.   5,800  97,150
Westinghouse Electric Corp.   16,300  323,963
  1,804,463
INDUSTRIAL MACHINERY & EQUIPMENT - 0.5%
Caterpillar, Inc.   15,200  1,143,800
Dover Corp.   1,300  65,325
Illinois Tool Works, Inc.   400  31,950
Kaydon Corp.   100  4,713
Kennametal, Inc.   200  7,775
  1,253,563
POLLUTION CONTROL - 0.3%
Browning-Ferris Industries, Inc.   25,100  658,875
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   3,716,901

 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - 1.1%
BROADCASTING - 0.0%
CS Wireless Systems, Inc. (a)(f)  9 $ -
HSN, Inc. (a)  3,150  74,813
  74,813
ENTERTAINMENT - 0.0%
Cedar Fair LP (depositary unit)  900  33,300
Royal Carribean Cruises Ltd.   1,800  42,075
  75,375
LEISURE DURABLES & TOYS - 0.5%
Nintendo Co. Ltd. Ord.   18,300  1,308,383
LODGING & GAMING - 0.4%
Circus Circus Enterprises, Inc. (a)  22,200  763,125
Mirage Resorts, Inc. (a)  3,600  77,850
Sun International Hotels Ltd. Ord. (a)  5,400  197,100
  1,038,075
RESTAURANTS - 0.2%
Brinker International, Inc. (a)  8,100  129,600
Darden Restaurants, Inc.   4,800  42,000
McDonald's Corp.   4,500  203,625
  375,225
TOTAL MEDIA & LEISURE   2,871,871
NONDURABLES - 7.7%
HOUSEHOLD PRODUCTS - 0.0%
Premark International, Inc.   5,300  117,925
TOBACCO - 7.7%
Philip Morris Companies, Inc.   149,700  16,859,963
RJR Nabisco Holdings Corp.   68,720  2,336,480
UST, Inc.   14,900  482,388
  19,678,831
TOTAL NONDURABLES   19,796,756
PRECIOUS METALS - 0.1%
Barrick Gold Corp.   3,800  108,801
Santa Fe Pacific Gold Corp.   15,300  235,238
  344,039
RETAIL & WHOLESALE - 4.9%
APPAREL STORES - 0.2%
TJX Companies, Inc.   12,400  587,450
DRUG STORES - 0.1%
CVS Corp.   3,500  144,813
GENERAL MERCHANDISE STORES - 1.7%
Federated Department Stores, Inc. (a)  39,200  1,337,700
Wal-Mart Stores, Inc.   130,700  2,989,763
  4,327,463
GROCERY STORES - 0.0%
Safeway, Inc.  1,200  51,300
RETAIL & WHOLESALE, MISCELLANEOUS - 2.9%
Circuit City Stores, Inc.   77,500  2,334,688
Home Depot, Inc. (The)  41,600  2,085,200
Lowe's Companies, Inc.   33,800  1,199,900
Officemax, Inc. (a)   27,900  296,438
Office Depot, Inc. (a)  12,700  225,425
Rex Stores Corp. (a)   5,800  47,125
Tandy Corp.   4,600  202,400
Toys "R" Us, Inc. (a)  31,000  930,000
  7,321,176
TOTAL RETAIL & WHOLESALE   12,432,202
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - 0.0%
ADVERTISING - 0.0%
Interpublic Group of Companies, Inc.   1,700 $ 80,750
SERVICES - 0.0%
HCIA, Inc. (a)  2,200  75,900
TOTAL SERVICES   156,650
TECHNOLOGY - 12.0%
COMMUNICATIONS EQUIPMENT - 0.2%
Cisco Systems, Inc. (a)  7,500  477,188
Nokia Corp. AB sponsored ADR  1,400  80,675
  557,863
COMPUTER SERVICES & SOFTWARE - 1.1%
America Online, Inc. (a)  7,800  259,350
Automatic Data Processing, Inc.   15,900  681,713
Electronic Data Systems Corp.   14,700  635,775
Microsoft Corp. (a)  4,800  396,600
Oracle Systems Corp. (a)  11,900  496,825
Policy Management Systems Corp. (a)   6,000  276,750
Sabre Group Holdings, Inc. Class A (a)  800  22,300
  2,769,313
COMPUTERS & OFFICE EQUIPMENT - 6.7%
Adaptec, Inc. (a)  2,000  80,000
Bay Networks, Inc. (a)  41,900  874,663
Compaq Computer Corp. (a)  82,100  6,095,925
Hewlett-Packard Co.   19,200  964,800
Ingram Micro, Inc. Class A (a)  800  18,400
International Business Machines Corp.   47,000  7,097,000
SCI Systems, Inc. (a)  20,400  910,350
Seagate Technology (a)  22,100  872,950
Silicon Graphics, Inc. (a)  4,100  104,550
Tech Data Corp. (a)  7,100  194,363
  17,213,001
ELECTRONIC INSTRUMENTS - 0.9%
Applied Materials, Inc. (a)   16,800  603,750
KLA Instruments Corp. (a)  3,500  124,250
Lam Research Corp. (a)  8,800  247,500
Novellus System, Inc. (a)  7,400  400,988
Teradyne, Inc. (a)  20,900  509,438
Varian Associates, Inc.   8,000  407,000
  2,292,926
ELECTRONICS - 3.1%
AMP, Inc.   41,900  1,607,913
Atmel Corp. (a)  8,200  271,625
Intel Corp.   11,100  1,453,406
Methode Electronics, Inc. Class A  300  6,075
Microchip Technology, Inc. (a)  1,300  66,138
Micron Technology, Inc.   9,400  273,775
Molex, Inc.   5,800  206,625
Motorola, Inc.   4,400  270,050
National Semiconductor Corp. (a)  9,500  231,563
Solectron Corp. (a)  40,300  2,151,013
Storage Technology Corp. (a)  6,600  314,325
Texas Instruments, Inc.   12,600  803,250
Xilinx, Inc. (a)   5,200  191,425
  7,847,183
TOTAL TECHNOLOGY   30,680,286

 SHARES VALUE (NOTE 1)
TRANSPORTATION - 0.6%
RAILROADS - 0.5%
Bombardier, Inc. Class B  10,000 $ 184,557
Burlington Northern Santa Fe Corp.   4,700  405,963
CSX Corp.   17,300  730,925
  1,321,445
SHIPPING - 0.1%
Stolt-Nielsen SA  1,800  33,975
Stolt-Nielsen SA Class B sponsored ADR  10,700  200,625
  234,600
TOTAL TRANSPORTATION   1,556,045
UTILITIES - 5.8%
CELLULAR - 2.2%
AirTouch Communications, Inc. (a)   37,400  944,350
Microcell Telecommunications, Inc.:
 (warrants) (a)  40  500
 (conditional warrants) (a)  40  25
360 Degrees Communications Co. (a)   4,000  92,500
Vodafone Group PLC  171,037  723,676
Vodafone Group PLC sponsored ADR  91,400  3,781,675
  5,542,726
GAS - 0.2%
Enron Corp.   11,300  487,313
TELEPHONE SERVICES - 3.4%
Ameritech Corp.  18,100  1,097,313
Bell Atlantic Corp.   13,800  893,550
BellSouth Corp.   29,500  1,191,063
Deutsche Telekom AG (a)  8,700  181,168
MCI Communications Corp.   58,300  1,905,681
NYNEX Corp.   26,300  1,265,688
SBC Communications, Inc.   31,200  1,614,600
Sprint Corp.   15,100  602,113
  8,751,176
TOTAL UTILITIES   14,781,215
TOTAL COMMON STOCKS
 (Cost $157,378,764)   174,876,681
PREFERRED STOCKS - 0.3%
CONVERTIBLE PREFERRED STOCKS - 0.0%
MEDIA & LEISURE - 0.0%
BROADCASTING - 0.0%
Triathalon Broadcasting Co. $0.945
 depositary share representing
 1/10 pfd  2,000  17,000
NONCONVERTIBLE PREFERRED STOCKS - 0.3%
FINANCE - 0.0%
SAVINGS & LOANS - 0.0%
Chevy Chase Capital Corp.,
 Series A, $5.1875  2,000  103,500
MEDIA & LEISURE - 0.3%
BROADCASTING - 0.3%
Cablevision System Corp. depositary
 shares representing 1/100 pfd.,
 Series M pay-in-kind  1,989  179,010
Time Warner, Inc., Series M,
 10 1/4% pay-in-kind  550  596,750
TOTAL MEDIA & LEISURE   775,760
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - 0.0%
COMPUTER SERVICES & SOFTWARE - 0.0%
ICG Holdings, Inc. 14 1/4% pay-in-kind  42 $ 46,410
TOTAL NONCONVERTIBLE PREFERRED STOCKS   925,670
TOTAL PREFERRED STOCKS
 (Cost $929,984)   942,670
CORPORATE BONDS - 8.8%
 MOODY'S RATINGS (B) PRINCIPAL
  (UNAUDITED) AMOUNT
NONCONVERTIBLE BONDS - 8.8%
AEROSPACE & DEFENSE - 0.2%
AEROSPACE & DEFENSE - 0.1%
Be Aerospace, Inc. 9 7/8%,
 2/1/06 B2 $ 10,000  10,500
Lockheed Martin Corp. 7.70%,
 6/15/08 A3  150,000  156,935
  167,435
SHIP BUILDING & REPAIR - 0.1%
Newport News Shipbuilding, Inc. (f):
 8 5/8%, 12/1/06 Ba2  130,000  132,925
 9 1/4%, 12/1/06 B1  120,000  123,900
  256,825
TOTAL AEROSPACE & DEFENSE   424,260
BASIC INDUSTRIES - 0.3%
CHEMICALS & PLASTICS - 0.2%
Acetex Corp. yankee 9 3/4%,
 10/1/03 B1  200,000  198,000
Freedom Chemical Co.
 10 5/8%, 10/15/06 (f) B3  150,000  157,500
Ivex Holdings Corp. 0%,
 3/15/05 (c) Caa  50,000  38,000
NL Industries, Inc. 11 3/4%,
 10/15/03 B1  80,000  84,800
Sterling Chemicals Holdings, Inc.
 11 3/4%, 8/15/06 B3  80,000  84,400
  562,700
IRON & STEEL - 0.1%
AK Steel Corp. 9 1/8%,
 12/15/06 (f) Ba2  150,000  153,938
PACKAGING & CONTAINERS - 0.0%
Owens-Illinois, Inc. 9.95%,
 10/15/04 B2  110,000  117,013
TOTAL BASIC INDUSTRIES   833,651
CONSTRUCTION & REAL ESTATE - 0.2%
BUILDING MATERIALS - 0.1%
Building Materials Corp. of
 America 0%, 7/1/04 (c) B1  290,000  251,213
Usinor Sacilor yankee 7 1/4%,
 8/1/06 Baa2  125,000  124,803
  376,016

 MOODY'S RATINGS (B) PRINCIPAL VALUE
  (UNAUDITED) AMOUNT (NOTE 1)
CONSTRUCTION - 0.1%
Greystone Homes, Inc.
 10 3/4%, 3/1/04 B1 $ 180,000 $ 184,050
TOTAL CONSTRUCTION & REAL ESTATE   560,066
DURABLES - 0.6%
AUTOS, TIRES, & ACCESSORIES - 0.3%
APS, Inc. 11 7/8%, 1/15/06 B2  30,000  32,475
Aetna Industries, Inc.
 11 7/8%, 10/1/06 (f) B3  200,000  215,000
Aftermarket Technology Corp.
 12%, 8/1/04 B3  180,000  201,150
Blue Bird Body Co. 10 3/4%,
 11/15/06 (f) B2  120,000  125,400
Delco Remy International, Inc.
 10 5/8%, 8/1/06 (f) B2  220,000  233,200
  807,225
CONSUMER ELECTRONICS - 0.0%
Tag Heuer International SA
 yankee 12%, 12/15/05 B3  55,000  63,250
HOME FURNISHINGS - 0.1%
Interlake Corp. 12 1/8%,
 3/1/02 B3  240,000  248,400
Knoll, Inc. 10 7/8%,
 3/15/06 B3  40,000  44,200
  292,600
TEXTILES & APPAREL - 0.2%
Levi Strauss & Co. 7%,
 11/1/06 (f) Baa2  250,000  248,530
Pillowtex Corp. 10%,
 11/15/06 (f) B2  160,000  166,800
  415,330
TOTAL DURABLES   1,578,405
ENERGY - 0.4%
ENERGY SERVICES - 0.1%
Parker Drilling Co. 9 3/4%,
 11/15/06 (f) B1  30,000  31,500
Petroliam Nasional BHD yankee
 7 5/8%, 10/15/26 (f) A1  250,000  252,018
  283,518
OIL & GAS - 0.3%
Flores & Rucks, Inc. 9 3/4%,
 10/1/06 B3  60,000  63,600
HS Resource, Inc. 9 1/4%,
 11/15/06 (f) B2  20,000  20,550
Husky Oil Ltd. yankee 6 7/8%,
 11/15/03 Baa3  125,000  124,095
Occidental Petroleum Corp.
 9 3/4%, 6/15/01 Baa3  100,000  111,505
Petro-Canada 8.60%,
 10/15/01 A3  250,000  267,843
Petro-Canada, Inc. yankee
 7 7/8%, 6/15/26 Baa1  125,000  131,524
Tosco Corp. 7 5/8%, 5/15/06 Baa2  100,000  103,242
  822,359
TOTAL ENERGY   1,105,877
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE
  (UNAUDITED) AMOUNT (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - 2.4%
BANKS - 0.4%
ABN Amro Bank NV
 6 5/8%, 10/31/01 Aa3 $ 250,000 $ 250,088
Capital One Bank 6.74%,
 5/31/99 Baa3  125,000  125,375
HSBC Americas, Inc. 7%,
 11/1/06 Baa1  150,000  148,080
KeyCorp 7 1/2%, 6/15/06 A2  100,000  102,559
Midland Bank PLC yankee
 7 5/8%, 6/15/06 A1  125,000  129,433
Nationsbank Corp. 5.67%,
 2/9/01 A1  250,000  241,548
Southern National Corp.
 7.05%, 5/23/03 A3  100,000  100,906
  1,097,989
ASSET-BACKED SECURITIES - 0.3%
Airplanes Pass Through Trust
 Class D 10 7/8%, 3/15/19 Ba2  510,000  567,375
Green Tree Financial Corp.
 6 1/2%, 6/15/27 Aaa  100,000  100,406
 6.80%, 6/15/27 Aaa  100,000  100,812
  768,593
CREDIT & OTHER FINANCE - 1.2%
AT&T Capital Corp. 6.02%,
 12/4/98 Baa3  250,000  249,018
Aames Financial Corp.
 9 1/8%, 11/1/03 Ba3  10,000  10,175
Ahmanson Capital Trust I
 8.36%, 12/1/26 (f) Baa3  250,000  252,638
CIT Group Holdings, Inc.
 6 1/4%, 10/4/99 Aa3  250,000  249,765
Chase Capital I
7.67%, 12/1/26 A1  300,000  293,331
ContiFinancial Corp. 8 3/8%,
 8/15/03 Ba  110,000  113,091
First Securities Capital 8.41%,
 12/15/26 (f) A3  250,000  252,488
Ford Motor Credit:
 6.65%, 5/22/00 A1  100,000  100,535
 7%, 9/25/01 A1  325,000  329,846
General Electric Capital Corp.
 6.94%, 4/13/09 (d) Aaa  250,000  253,493
HMC Acquisition Properties, Inc.
 9%, 12/15/07 Ba3  250,000  253,750
Keycorp Institutional Capital A
 7.826%, 12/1/26 (f) Aa  250,000  245,250
PNC Funding Corp. 9 7/8%,
 3/1/01 A3  250,000  278,733
Wells Fargo Capital C 7.73%,
 12/1/26 (f) A1  300,000  291,036
  3,173,149
INSURANCE - 0.2%
Reliance Group:
 9%, 11/15/00 Ba3  80,000  82,000
 9 3/4%, 11/15/03 B1  150,000  156,000
SunAmerica, Inc. 6.20%,
 10/31/99 Baa1  250,000  248,883
  486,883

 MOODY'S RATINGS (B) PRINCIPAL VALUE
  (UNAUDITED) AMOUNT (NOTE 1)
SAVINGS & LOANS - 0.3%
Chevy Chase Savings Bank
 FSB 9 1/4%, 12/1/08 B1 $ 190,000 $ 193,800
First Nationwide Parent Holdings
 Ltd. 12 1/2%, 4/15/03 B2  280,000  310,100
First Nationwide Escrow Corp.
 10 5/8%, 10/1/03 (f) Ba3  160,000  172,800
  676,700
TOTAL FINANCE   6,203,314
HEALTH - 0.2%
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
IMED Corp. 9 3/4%,
 12/1/06 (f) B3  20,000  20,350
MEDICAL FACILITIES MANAGEMENT - 0.2%
Columbia/HCA Healthcare Corp.:
 6 1/2%, 3/15/99 A2  125,000  125,596
 6 7/8%, 7/15/01 A3  125,000  126,484
Quest Diagnostics, Inc.
 10 3/4%, 12/15/06 B2  10,000  10,525
Tenet Healthcare Corp.
 10 1/8%, 3/1/05 Ba3  240,000  265,200
  527,805
TOTAL HEALTH   548,155
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
Exide Corp. 10%, 4/15/05 B1  65,000  66,950
Goss Graphic System, Inc.
 12%, 10/15/06 B2  170,000  175,100
  242,050
POLLUTION CONTROL - 0.1%
Allied Waste of North America, Inc.
 10 1/4%, 12/1/06 (f) B3  120,000  126,000
Envirosource, Inc. 9 3/4%,
 6/15/03 B3  50,000  46,625
  172,625
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   414,675
MEDIA & LEISURE - 1.3%
BROADCASTING - 0.5%
Bell Cablemedia PLC yankee
 0%, 9/15/05 (c) B2  60,000  48,600
Granite Broadcasting Corp.
 10 3/8%, 5/15/05 B3  30,000  30,750
Intermedia Capital Partners IV
 LP/ Intermedia Partners IV
 Capital Corp. 11 1/4%,
 8/1/06 (f) B2  100,000  103,750
Jacor Communications Co.
 9 3/4%, 12/15/06 B2  20,000  20,400
NWCG Holdings Corp. 0%,
 6/15/99 Caa  60,000  49,800
SCI Television, Inc. secured
 11%, 6/30/05 B2  250,000  267,500
SFX Broadcasting, Inc.
 10 3/4%, 5/15/06 B3  260,000  273,000
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE
  (UNAUDITED) AMOUNT (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
Telemundo Group, Inc.
 7%, 2/15/06 (d) B1 $ 200,000 $ 193,000
Telewest PLC 0%, 10/1/07 (c) B1  270,000  187,650
  1,174,450
ENTERTAINMENT - 0.1%
Viacom, Inc. 8%, 7/7/06 B1  260,000  252,200
LODGING & GAMING - 0.5%
American Skiing Co. 12%,
 7/15/06 (f) B3  230,000  242,075
Circus Circus Enterprises, Inc.
 7%, 11/15/36 Baa2  250,000  244,238
Courtyard by Marriott II
 LP/Courtyard II Finance Co.
 Series B, 10 3/4%, 2/1/08 B-  150,000  158,250
HMH Properties, Inc. 9 1/2%,
 5/15/05 Ba3  360,000  375,300
Mirage Resorts, Inc. 7 1/4%,
 10/15/06 Baa2  250,000  251,675
Wyndham Hotel Corp.
 10 1/2%, 5/15/06 B2  50,000  53,000
  1,324,538
PUBLISHING - 0.0%
Golden Books Publishing, Inc.
 7.65%, 9/15/02 B1  40,000  35,600
RESTAURANTS - 0.2%
Foodmaker, Inc. 9 3/4%,
 6/1/02 B3  120,000  121,800
Host Marriott Travel Plazas, Inc.
 9 1/2, 5/15/05 B1  380,000  396,150
  517,950
TOTAL MEDIA & LEISURE   3,304,738
NONDURABLES - 0.5%
FOODS - 0.2%
Chiquita Brands International, Inc.:
 9 5/8%, 1/15/04 B1  200,000  204,500
 10 1/4%, 11/1/06 B1  100,000  106,500
Foodbrands of America, Inc.
 10 3/4%, 5/15/06 B3  50,000  52,500
Specialty Foods Corp.:
 11 1/8%, 10/1/02 B3  110,000  104,500
 11 1/4%, 8/15/03 Caa  80,000  60,800
  528,800
HOUSEHOLD PRODUCTS - 0.3%
Revlon Consumer Products Corp.:
 9 3/8%, 4/1/01 B2  150,000  152,250
 10 1/2%, 2/15/03 B3  100,000  104,875
Revlon Worldwide Corp.
 secured 0%, 3/15/98 B3  510,000  441,788
  698,913
TOTAL NONDURABLES   1,227,713

 MOODY'S RATINGS (B) PRINCIPAL VALUE
  (UNAUDITED) AMOUNT (NOTE 1)
RETAIL & WHOLESALE - 0.8%
APPAREL STORES - 0.1%
Limited, Inc. 7.80%, 5/15/02 Baa2 $ 250,000 $ 254,420
Loehmann's, Inc.
 11 7/8%, 5/15/03 B2  50,000  54,000
  308,420
GENERAL MERCHANDISE STORES - 0.4%
Dayton Hudson Corp.:
 6.80%, 10/1/01 Baa1  250,000  250,110
 7 1/2%, 7/15/06 Baa1  250,000  255,580
K Mart Corp.:
 12 1/2%, 3/1/05 Ba3  170,000  195,925
 8 1/4%, 1/1/22 Ba3  150,000  126,000
Michaels Stores, Inc. 10 7/8%,
 6/18/06 Ba2  130,000  126,100
  953,715
GROCERY STORES - 0.3%
Kroger Co. 8.15%, 7/15/06 Ba1  125,000  129,408
Pathmark Stores, Inc.:
 12 5/8%, 6/15/02 Caa  40,000  41,000
 9 5/8%, 5/1/03 B3  350,000  335,125
 0%, 11/1/03 (c) Caa  210,000  135,975
  641,508
TOTAL RETAIL & WHOLESALE   1,903,643
SERVICES - 0.2%
PRINTING - 0.0%
Sullivan Graphics, Inc.
 12 3/4%, 8/1/05 Caa  100,000  96,500
SERVICES - 0.2%
Iron Mountain, Inc.
 10 1/8%, 10/1/06 B3  100,000  105,500
Prime Succession Acquisition
 Corp. 10 3/4%,
 8/15/04 (f) B  210,000  227,850
Speedy Muffler King, Inc./
 Speedy USA, Inc. yankee
 10 7/8%, 10/1/06 B1  230,000  246,675
  580,025
TOTAL SERVICES   676,525
TECHNOLOGY - 0.6%
COMMUNICATIONS EQUIPMENT - 0.2%
Echostar Satellite Broadcasting
 Corp. 0%, 3/15/04 (c) Caa  260,000  197,405
Echostar Communications Corp.
 0%, 6/1/04 (c) B2  150,000  123,375
  320,780
COMPUTERS & OFFICE EQUIPMENT - 0.3%
Comdisco, Inc.:
 7.21%, 7/2/01 Baa1  125,000  127,731
 6 3/8%, 11/30/01 Baa1  300,000  295,170
Unisys Corp.:
 12%, 4/15/03 B1  260,000  278,200
 11 3/4%, 10/15/04 B1  100,000  106,625
  807,726
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE
  (UNAUDITED) AMOUNT (NOTE 1)
TECHNOLOGY - CONTINUED
ELECTRONICS - 0.1%
Advanced Micro Devices, Inc.
 11%, 8/1/03 Ba1 $ 290,000 $ 313,925
TOTAL TECHNOLOGY   1,442,431
TRANSPORTATION - 0.1%
AIR TRANSPORTATION - 0.1%
US Air, Inc.:
 9 5/8%, 2/1/01 B3  100,000  99,500
 10%, 7/1/03 B3  250,000  248,750
  348,250
UTILITIES - 0.8%
CELLULAR - 0.4%
Arch Communications Group,
 Inc. 0%, 3/15/08 (c) B3  120,000  68,550
Microcell Telecommunications,
 Inc. 0%, 6/1/06 (c) B3  10,000  5,575
Millicom International Cellular
 SA 0%, 6/1/06 (c) B3  50,000  31,000
Mobile Telecommunications
 Technologies Corp. 13 1/2%,
 12/15/02 B3  140,000  140,000
Paging Network, Inc. 10%,
 10/15/08 (f) B2  50,000  50,813
Rogers Cantel, Inc. 9 3/8%,
 6/1/08 Ba3  180,000  189,000
360 Degrees Communications
 Co. 7 1/8%, 3/1/03 Ba2  350,000  345,769
Western Wireless Corp.
 10 1/2%, 6/1/06 B3  75,000  78,656
  909,363
ELECTRIC UTILITY - 0.1%
El Paso Electric Co. 1st Mtg.
 9.40%, 5/1/11 Ba3  50,000  53,500
Israel Electric Corp. Ltd. yankee
 7 1/4%, 12/15/06 (f) A3  250,000  248,555
  302,055
TELEPHONE SERVICES - 0.3%
Brooks Fiber Properties, Inc.
 0%, 11/1/06 (c)(f) -  90,000  57,375
Call-Net Enterprises, Inc.
 yankee 0%, 12/1/04 (c) B2  150,000  123,000
MFS Communications, Inc.
 0%, 1/15/06 (c) B1  420,000  306,600
Shared Technologies Fairchild
 Communications Corp.
 0%, 3/1/06 (c) Caa  270,000  225,450
  712,425
TOTAL UTILITIES   1,923,843
TOTAL NONCONVERTIBLE BONDS   22,495,546
TOTAL CORPORATE BONDS
 (Cost $21,990,918)   22,495,546
U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS - 9.4%
 MOODY'S RATINGS (B) PRINCIPAL VALUE
  (UNAUDITED) AMOUNT (NOTE 1)
U.S. TREASURY OBLIGATIONS - 8.0%
7 3/8%, 11/15/97 Aaa $ 900,000 $ 912,933
9%, 5/15/98 Aaa  2,000,000  2,084,380
8 7/8%, 2/15/99 Aaa  2,460,000  2,602,606
8%, 8/15/99 Aaa  290,000  303,775
7 3/4%, 12/31/99 Aaa  4,895,000  5,119,876
7 7/8%, 8/15/01 Aaa  2,372,000  2,528,410
10 3/4%, 5/15/03 Aaa  315,000  387,548
7 7/8, 11/15/04 Aaa  2,710,000  2,957,288
12 3/4%, 11/15/10 (callable) Aaa  500,000  707,735
8 7/8%, 2/15/19 Aaa  2,313,000  2,871,381
  20,475,932
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.4%
Federal Home Loan Bank
 7.31%, 6/16/04 Aaa  125,000  130,195
 7.56%, 9/1/04 Aaa  50,000  52,553
Federal Home Loan Mortgage
 Corporation:
 0%, 1/14/97 P-1  270,000  269,506
 0%, 1/23/97 P-1  1,000,000  996,740
 0%, 1/31/97 P-1  1,000,000  995,436
 6.783%, 8/18/05 Aaa  440,000  443,023
Federal National Mortgage
 Association 6.44%, 6/21/05 Aaa  250,000  246,485
Guaranteed Export Trust
 Certificates (assets of Trust
 guaranteed by U.S.
 Government through
 Export-Import Bank)
 Series 1994-A, 7.12%,
 4/15/06 Aaa  139,334  142,730
Guaranteed Trade Trust Certificates
 Series 1994-A (assets of Trust
 guaranteed by U.S. Government
 through Export-Import Bank)
 7.39%, 6/26/06 Aaa  36,667  37,912
State of Israel (guaranteed by
 U.S. Government through
 Agency for International
 Development) 5 5/8%,
 9/15/03 Aaa  210,000  200,277
U.S. Housing & Urban
 Development 8.24%, 8/1/04
 participation certificate Aaa  20,000  21,918
  3,536,775
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
 (Cost $23,906,278)   24,012,707
U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES - 4.3%
 MOODY'S RATINGS (B) PRINCIPAL VALUE
  (UNAUDITED) AMOUNT (NOTE 1)
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.1%
6%, 3/1/11 Aaa $ 1,868,504 $ 1,796,099
6 1/2%, 2/1/26 to 7/1/26 Aaa  2,460,745  2,349,349
7%, 4/1/26 to 9/1/26 Aaa  1,975,620  1,931,780
7 1/2%, 8/1/26 to 11/1/26 Aaa  1,980,996  1,979,749
  8,056,977
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.2%
6%, 5/15/11 to 7/15/11 Aaa  964,382  930,927
8%, 6/15/26 to10/15/26 Aaa  1,472,586  1,502,037
8 1/2%, 10/15/26 Aaa  494,407  512,329
  2,945,293
TOTAL U.S. GOVERNMENT AGENCY -
 MORTGAGE-BACKED SECURITIES
 (Cost $10,975,853)   11,002,270
COMMERCIAL MORTGAGE SECURITIES - 0.6%
American Southwest Financial
 Securities Series 1994-C2
 Class B2, 12.79%,
 12/25/01 (f)(g) -  250,000  243,750
Blackrock Capital Funding LLC
 Series 1996 Class C2, 7.6414%,
 11/16/26 (f) AAA  134,867  136,595
CBA Mortgage Corp.
 Series 1993-C1 Class E,
 7.7732%, 12/25/03 (f)(g) Ba2  250,000  224,844
CS First Boston Mortgage
 Securities Corp. Series
 1994-M1 Class E,
 12.60%, 2/15/02 (f) -  100,000  99,750
DLJ Mortgage Acceptance Corp.
 Series 1993-MF12 Class B-2,
 10.10%, 9/18/03 (f) -  250,000  234,375
General Motors Acceptance
 Corp. Commercial Mortgage
 Securities, Inc. Series 1996-C1
 Class F, 7.86%, 11/15/06 (f) Ba3  250,000  215,156
Merrill Lynch Mortgage
 Investments, Inc. Series 1995
 Class C2-E, 8.15%,
 6/15/21 (f) Ba3  92,207  85,810
Morgan Stanley Capital One,
 Inc. Series 1996-MBL1
 Class E, 8.661%, 5/25/21 (f) -  96,961  87,295
Mortgage Capital Funding, Inc.
 Series 1996-MC1 Class G,
 7.15%, 7/15/28 (f) BB  100,000  80,063
Structured Asset Securities
 Corp. Series 1993-C1
 Class E, 6.60%,
 10/25/24 (f) B  250,000  97,422
TOTAL COMMERCIAL MORTGAGE SECURITIES
 (Cost $1,491,001)   1,505,060
FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
 MOODY'S RATINGS (B) PRINCIPAL VALUE
  (UNAUDITED) AMOUNT (NOTE 1)
Manitoba Province yankee
 6 3/8%, 10/15/99 A1 $ 125,000 $ 125,454
Newfoundland Province yankee
 11 5/8%, 10/15/07 Baa1  250,000  334,770
Quebec Province yankee 7.22%,
 7/22/36 (d) A2  250,000  262,060
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
 (Cost $708,121)   722,284
CERTIFICATES OF DEPOSIT - 0.8%
Bank of Tokyo-Mitsubishi Ltd. yankee
 5.51%, 3/6/97  400,000  399,841
Bayerische Hypotheken und Wechsel
 Bank AG yankee 5.40%, 4/7/97  400,000  399,838
Bayerische Vereinsbank AG yankee
 5.40%, 4/2/97  400,000  400,000
National Westminster Bank PLC yankee
 5.41%, 2/10/97  400,000  399,960
Westdeutsche Landesbank Giron yankee
 5.40%, 2/5/97  400,000  399,959
TOTAL CERTIFICATES OF DEPOSIT
 (Cost $2,000,000)   1,999,598
COMMERCIAL PAPER - 1.5%
Commonwealth Bank of
 Australia yankee 5.325%,
 3/11/97   400,000  395,590
Dakota 5.40%, 3/12/97   450,000  444,941
Enterprise Funding Corp.
 5.47%, 1/24/97   400,000  398,392
Ford Motor Credit Co.
 5.30%, 3/11/97   475,000  469,735
General Electric Capital Corp.
 5.29%, 6/4/97   450,000  439,421
General Motors Acceptance
 Corp. 5.465%, 6/23/97   400,000  389,289
MCI Communications Corp.
 5.65%, 2/20/97   200,000  198,399
PHH Corp. 5 1/2%, 1/17/97   450,000  448,719
Sherwood Medical Co.
 5.32%, 3/10/97   400,000  395,592
Unifunding, Inc. 5.37%,
 2/24/97   364,000  360,752
TOTAL COMMERCIAL PAPER
 (Cost $3,944,260)   3,940,830
CASH EQUIVALENTS - 5.7%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
 (U.S. Treasury obligations) in a joint
 trading account dated 12/31/96
 due 1/2/97:
  at 6.82%  $ 2,232,846 $ 2,232,000
  at 6 3/4%   12,267,599  12,263,000
TOTAL CASH EQUIVALENTS
 (Cost $14,495,000)   14,495,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $237,820,179)  $ 255,992,646
LEGEND
1. Non-income producing
2. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
3. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
4. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
5. A company in which the fund has ownership of at least 5% of the voting securities is an affiliated company. A summary of the transactions during the period in which the issuers were affiliates is as follows:
 PURCHASE SALES DIVIDEND MARKET
AFFILIATE COST COST INCOME VALUE
Cardiac Control Systems, Inc.  $ 50,600 $ 358,569 $ - $ -
IVF America, Inc.   -  1,364,593  -  -
Totals  $ 50,600 $ 1,723,162 $ - $ -
6. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,657,301 or 2.2% of net assets.
7. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $307,230,436 and $153,774,137, respectively, of which U.S. government and government agency obligations aggregated $65,004,481 and $28,178,731, respectively.
The market value of futures contracts opened and closed during the period amounted to $1,122,861 and $4,735,264, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $54,212 for the period. (See Note 4 of Notes to Financial Statements).
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 14.7% AAA, AA, A 14.1%
Baa 1.5% BBB 2.3%
Ba 1.6% BB 1.8%
B 3.7% B 3.5%
Caa 0.3% CCC 0.3%
Ca, C 0.0% CC, C 0.0%
  D 0.0%
The percentage not rated by both S&P and Moody's amounted to 0.3%.
INCOME TAX INFORMATION
At December 31, 1996, the aggregate cost of investment securities for income tax purposes was $237,896,311. Net unrealized appreciation aggregated $18,096,335, of which $21,181,377 related to appreciated investment securities and $3,085,042 related to depreciated investment securities.
The fund hereby designates approximately $316,000 as a capital gain dividend for the purpose of the dividend paid deduction.
VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER: GROWTH PORTFOLIO FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES



 DECEMBER 31, 1996

ASSETS

Investment in securities, at value (including repurchase agreements of $14,495,000) (cost $237,820,179) -           $ 255,992,646
See accompanying schedule

Receivable for investments sold                                                                                      524,815

Receivable for fund shares sold                                                                                      1,091,669

Dividends receivable                                                                                                 386,979

Interest receivable                                                                                                  816,088

 TOTAL ASSETS                                                                                                        258,812,197

LIABILITIES

Payable to custodian bank                                                                              $ 184

Payable for investments purchased                                                                       5,081,562

Payable for fund shares redeemed                                                                        521,618

Accrued management fee                                                                                  122,881

Other payables and                                                                                     62,400
accrued expenses

 TOTAL LIABILITIES                                                                                                   5,788,645

NET ASSETS                                                                                                          $ 253,023,552

Net Assets consist of:

Paid in capital                                                                                                     $ 234,589,987

Distributions in excess of net investment income                                                                     (50,000
                                                                                                                    )

Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions                  310,990

Net unrealized appreciation (depreciation) on investments                                                           18,172,575
and assets and liabilities in
foreign currencies

NET ASSETS, for 19,313,702                                                                                          $ 253,023,552
shares outstanding

NET ASSET VALUE, offering price                                                                                      $13.10
and redemption price per share ($253,023,552 (divided by) 19,313,702 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME                                                                $ 1,970,962
Dividends

Interest                                                                          2,897,055

 TOTAL INCOME                                                                     4,868,017

EXPENSES

Management fee                                                     $ 906,614

Transfer agent fees                                                 103,447

Accounting fees and expenses                                        87,337

Non-interested trustees' compensation                               495

Custodian fees and expenses                                         86,353

Audit                                                               32,529

Legal                                                               644

Miscellaneous                                                       391

 Total expenses before reductions                                   1,217,810

 Expense reductions                                                 (31,356       1,186,454
                                                                   )

NET INVESTMENT INCOME                                                             3,681,563

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including                                   6,261,398
 realized gain of $267,451
 on sales of investments in
 affiliated issuers)

 Foreign currency transactions                                      216,929

 Futures contracts                                                  262,658       6,740,985

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                              16,678,547

 Assets and liabilities in                                          (132,526
 foreign currencies                                                )

 Futures contracts                                                  (160,755      16,385,266
                                                                   )

NET GAIN (LOSS)                                                                   23,126,251

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $ 26,807,814

OTHER INFORMATION                                                                $ 30,590
 Expense reductions
 Directed brokerage arrangements

  Custodian interest credits                                                      766

                                                                                 $ 31,356


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   YEAR ENDED     JANUARY 3, 1995
                                    DECEMBER 31,   (COMMENCEMENT
                                    1996           OF OPERATIONS) TO
                                                   DECEMBER 31,
                                                   1995



Operations                                                                                            $ 3,681,563     $ 621,277

Net investment income


 Net realized gain (loss)                                                                              6,740,985       4,773,781


 Change in net unrealized appreciation (depreciation)                                                  16,385,266      1,787,309


 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                       26,807,814      7,182,367


Distributions to shareholders                                                                          (3,802,638)     (591,903)

From net investment income


 From net realized gain                                                                                (8,710,844)     (2,259,995)


 TOTAL DISTRIBUTIONS                                                                                   (12,513,482)    (2,851,898)


Share transactions                                                                                     180,656,312     68,544,838

Net proceeds from sales of shares


 Reinvestment of distributions                                                                         12,513,482      2,851,898


 Cost of shares redeemed                                                                               (22,687,189)    (7,480,590)


 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                               170,482,605     63,916,146


  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                              184,776,937     68,246,615


NET ASSETS


 Beginning of period                                                                                   68,246,615      -


 End of period (including distributions in excess of net investment income of $50,000 and $31,082,    $ 253,023,552   $ 68,246,615

respectively)


OTHER INFORMATION

Shares


 Sold                                                                                                  14,392,956      6,215,852


 Issued in reinvestment of distributions                                                               975,606         243,336


 Redeemed                                                                                              (1,851,290)     (662,758)


 Net increase (decrease)                                                                               13,517,272      5,796,430




SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
                          YEAR ENDED     JANUARY 3, 1995
                          DECEMBER 31,   (COMMENCEMENT
                                         OF OPERATIONS) TO
                                         DECEMBER 31,

SELECTED PER-SHARE DATA   1996           1995




Net asset value, beginning of period                                   $ 11.77     $ 10.00

Income from Investment Operations

 Net investment income                                                 .21         .10

 Net realized and unrealized gain (loss)                               2.08        2.20

 Total from investment operations                                      2.29        2.30



Less Distributions

 From net investment income                                            (.21)       (.11)

 From net realized gain                                                (.75)       (.42)

 Total distributions                                                   (.96)       (.53)

Net asset value, end of period                                         $ 13.10     $ 11.77

TOTAL RETURN A, B                                                      20.04%      23.02%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                $ 253,024   $ 68,247

Ratio of expenses to average net assets                                .87%        1.00% C

Ratio of expenses to average net assets after expense reductions       .85% D      1.00%

Ratio of net investment income to average net assets                   2.63%       1.69%

Portfolio turnover rate                                                120%        343%

Average commission rate E                                              $ .0211      -

A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE
COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE
TOTAL RETURNS
SHOWN. B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL
STATEMENTS). C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES
DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO
WOULD HAVE
BEEN HIGHER. D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S
EXPENSES (SEE NOTE 5 OF
NOTES TO FINANCIAL STATEMENTS). E FOR FISCAL YEARS BEGINNING ON OR
AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE
COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY
VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN
VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES
MAY DIFFER.


NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Asset Manager: Growth Portfolio (the fund) is a fund of Variable Insurance Products Fund II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income, gains on investments or currency repatriation. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, futures and options transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
2. OPERATING POLICIES - CONTINUED
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Information regarding purchases and sales of securities (other than short-term securities), the market value of future contracts opened and closed is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annual rate of .65% of average net assets. Effective August 1, 1996, FMR voluntarily agreed to reduce the individual fund fee rate from .40% to .30%.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .07% of average net assets.
ACCOUNTING FEES. Fidelity Service Co. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of 1.00% of average net assets.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. In addition, the fund has entered into an arrangement with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses.
For the period, the reductions under these arrangements are shown under the caption "Other Information" on the fund's Statement of Operations.
6. BENEFICIAL INTEREST.
At the end of the period, Fidelity Investments Life Insurance Company
(FILI) and its subsidiaries, affiliates of FMR, were the record owners of approximately 80% of the outstanding shares of the fund.
7. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Information regarding affiliated companies is included under the caption "Other Information" at the end of the fund's schedule of investments.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Variable Insurance Products II and the Shareholders of Asset Manager: Growth Portfolio:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments (except for Moody's and Standard & Poor's ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Asset Manager: Growth Portfolio (a fund of Variable Insurance Products II) at December 31, 1996, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Asset Manager: Growth Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.
PRICE WATERHOUSE LLP
Boston, Massachusetts
February 10, 1997
DISTRIBUTIONS


The Board of Trustees of Asset Manager: Growth Portfolio voted to pay on February 7, 1997, to shareholders of record at the opening of business on February 7, 1997, a distribution of $.02 per share derived from capital gains realized from sales of portfolio securities.


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc.,
 London, England
Fidelity Management & Research (Far East) Inc.,
 Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
William J. Hayes, VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Robert A. Lawrence, VICE PRESIDENT
Richard C. Habermann, VICE PRESIDENT
John Todd, VICE PRESIDENT
George Vanderheiden, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
Robert H. Morrison, MANAGER, SECURITY TRANSACTIONS
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Co.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank, N.A., New York, NY
* INDEPENDENT TRUSTEES